Schwab Strategic Trust
Schwab Fundamental U.S. Broad Market Index ETF

Portfolio Holdings as of November 30, 2023 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports. You can also obtain this information at no cost by calling 1-866-414-6349 or by sending an email request to orders@mysummaryprospectus.com.

SECURITY	NUMBER OF SHARES	VALUE ($)
COMMON STOCKS 99.7% OF NET ASSETS

Automobiles & Components 1.4%
Adient PLC *	3,430	110,446
American Axle & Manufacturing Holdings, Inc. *	8,449	58,805
Aptiv PLC *	4,539	376,011
Autoliv, Inc.	2,441	252,936
BorgWarner, Inc.	7,912	266,555
Cooper-Standard Holdings, Inc. *	4,664	82,739
Dana, Inc.	8,558	113,051
Dorman Products, Inc. *	489	35,228
Ford Motor Co.	169,393	1,737,972
Fox Factory Holding Corp. *	277	17,315
General Motors Co.	88,672	2,802,035
Gentex Corp.	6,394	194,442
Gentherm, Inc. *	638	29,297
Goodyear Tire & Rubber Co. *	25,476	353,862
Harley-Davidson, Inc.	3,917	117,471
LCI Industries	700	75,957
Lear Corp.	3,176	424,790
Modine Manufacturing Co. *	1,311	64,501
Patrick Industries, Inc.	747	61,284
Phinia, Inc.	1,560	39,780
Standard Motor Products, Inc.	1,044	37,553
Stoneridge, Inc. *	1,066	17,056
Tesla, Inc. *	2,968	712,557
Thor Industries, Inc.	2,251	223,007
Visteon Corp. *	584	69,303
Winnebago Industries, Inc.	1,011	65,341
		8,339,294

Banks 6.8%
1st Source Corp.	290	14,016
Ameris Bancorp	855	36,406
Associated Banc-Corp.	3,893	69,062
Axos Financial, Inc. *	792	30,310
BancFirst Corp.	122	10,569
Bank of America Corp.	199,310	6,076,962
Bank of Hawaii Corp.	902	52,379
Bank of NT Butterfield & Son Ltd.	1,169	32,416
Bank OZK	1,876	78,529
BankUnited, Inc.	3,269	90,192
Banner Corp.	705	31,824
BOK Financial Corp.	489	35,096
Brookline Bancorp, Inc.	1,566	14,924
Cadence Bank	2,699	67,610
Capitol Federal Financial, Inc.	4,299	23,172
Cathay General Bancorp	1,453	53,296
Central Pacific Financial Corp.	880	15,462
Citigroup, Inc.	128,503	5,923,988
Citizens Financial Group, Inc.	14,993	408,859
City Holding Co.	181	17,425
Columbia Banking System, Inc.	3,895	87,365
SECURITY	NUMBER OF SHARES	VALUE ($)
Comerica, Inc.	5,737	259,427
Commerce Bancshares, Inc.	1,296	65,539
Community Bank System, Inc.	724	32,117
ConnectOne Bancorp, Inc.	564	11,088
Credicorp Ltd.	1,787	224,322
Cullen/Frost Bankers, Inc.	687	67,525
Customers Bancorp, Inc. *	700	31,549
CVB Financial Corp.	2,066	36,940
Eagle Bancorp, Inc.	922	21,888
East West Bancorp, Inc.	2,030	127,728
Eastern Bankshares, Inc.	1,402	16,768
Enterprise Financial Services Corp.	416	16,311
Fifth Third Bancorp	19,430	562,498
First BanCorp	2,597	38,955
First Bancorp/Southern Pines NC	463	14,510
First Busey Corp.	1,046	22,698
First Citizens BancShares, Inc., Class A	78	114,495
First Commonwealth Financial Corp.	1,773	23,705
First Financial Bancorp	1,816	36,701
First Financial Bankshares, Inc.	944	24,780
First Hawaiian, Inc.	3,525	69,266
First Horizon Corp.	8,424	107,743
First Interstate BancSystem, Inc., Class A	1,280	33,139
First Merchants Corp.	927	28,431
FNB Corp.	6,645	79,674
Fulton Financial Corp.	3,386	48,183
Glacier Bancorp, Inc.	1,329	44,694
Hancock Whitney Corp.	1,601	66,041
Hanmi Financial Corp.	734	12,214
Heartland Financial USA, Inc.	715	22,115
Heritage Financial Corp.	716	12,759
Hilltop Holdings, Inc.	1,630	48,004
HomeStreet, Inc.	1,598	10,787
Hope Bancorp, Inc.	3,983	39,033
Huntington Bancshares, Inc.	25,598	288,233
Independent Bank Corp.	471	26,856
Independent Bank Group, Inc.	559	21,622
International Bancshares Corp.	834	37,422
JPMorgan Chase & Co.	68,699	10,722,540
Kearny Financial Corp.	2,137	16,882
KeyCorp	33,147	410,691
Lakeland Bancorp, Inc.	714	8,846
Lakeland Financial Corp.	240	13,332
M&T Bank Corp.	3,967	508,450
NBT Bancorp, Inc.	675	23,983
New York Community Bancorp, Inc.	13,855	130,376
Northwest Bancshares, Inc.	2,569	28,619
OceanFirst Financial Corp.	1,051	14,567
OFG Bancorp	847	28,425
Old National Bancorp	3,850	57,327
Pacific Premier Bancorp, Inc.	1,392	31,348
Park National Corp.	236	26,196
Pathward Financial, Inc.	437	21,671
Pinnacle Financial Partners, Inc.	900	65,313
PNC Financial Services Group, Inc.	10,097	1,352,594
Popular, Inc.	2,348	173,259

Schwab Fundamental U.S. Broad Market Index ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Premier Financial Corp.	547	10,924
Prosperity Bancshares, Inc.	1,243	74,965
Provident Financial Services, Inc.	1,545	23,515
Regions Financial Corp.	18,542	309,281
Renasant Corp.	1,058	28,820
S&T Bancorp, Inc.	690	19,313
Sandy Spring Bancorp, Inc.	990	21,800
Simmons First National Corp., Class A	2,604	41,638
Southside Bancshares, Inc.	635	17,418
SouthState Corp.	761	56,352
Synovus Financial Corp.	3,260	100,375
Texas Capital Bancshares, Inc. *	774	42,477
Tompkins Financial Corp.	236	12,501
Towne Bank	1,159	30,435
TriCo Bancshares	381	13,114
Truist Financial Corp.	28,790	925,311
Trustmark Corp.	1,526	34,961
U.S. Bancorp	42,326	1,613,467
UMB Financial Corp.	726	52,025
United Bankshares, Inc.	1,993	65,988
United Community Banks, Inc.	1,244	30,665
Valley National Bancorp	7,231	65,802
Veritex Holdings, Inc.	725	13,877
WaFd, Inc.	2,002	53,513
Washington Trust Bancorp, Inc.	478	12,782
Webster Financial Corp.	1,628	73,016
Wells Fargo & Co.	146,020	6,511,032
WesBanco, Inc.	1,299	34,579
Westamerica BanCorp	366	18,560
Western Alliance Bancorp	1,306	66,893
Wintrust Financial Corp.	884	75,732
WSFS Financial Corp.	707	27,269
Zions Bancorp NA	6,423	228,851
		40,257,292

Capital Goods 7.0%
3M Co.	17,622	1,745,812
A. O. Smith Corp.	2,203	166,018
AAON, Inc.	382	23,913
AAR Corp. *	1,050	72,765
Acuity Brands, Inc.	1,001	179,439
Advanced Drainage Systems, Inc.	400	48,444
AECOM	2,893	257,072
AerCap Holdings NV *	2,429	165,706
AGCO Corp.	1,617	183,578
Air Lease Corp.	2,728	105,819
Alamo Group, Inc.	183	33,617
Albany International Corp., Class A	479	41,108
Allegion PLC	1,142	121,155
Allison Transmission Holdings, Inc.	3,984	213,064
American Woodmark Corp. *	848	61,395
AMETEK, Inc.	1,760	273,205
API Group Corp. *	2,177	66,072
Apogee Enterprises, Inc.	984	44,378
Applied Industrial Technologies, Inc.	579	92,681
Arcosa, Inc.	1,060	78,652
Argan, Inc.	470	21,921
Armstrong World Industries, Inc.	915	77,601
Astec Industries, Inc.	876	27,235
Atkore, Inc. *	419	54,428
AZEK Co., Inc. *	943	32,524
AZZ, Inc.	924	45,433
Barnes Group, Inc.	1,596	42,103
Beacon Roofing Supply, Inc. *	1,280	102,861
Boeing Co. *	7,653	1,772,664
Boise Cascade Co.	1,801	196,849
BWX Technologies, Inc.	1,277	99,644
Carlisle Cos., Inc.	838	234,984
SECURITY	NUMBER OF SHARES	VALUE ($)
Carrier Global Corp.	12,971	673,973
Caterpillar, Inc.	7,900	1,980,688
Columbus McKinnon Corp.	667	23,292
Comfort Systems USA, Inc.	418	80,916
Construction Partners, Inc., Class A *	575	24,127
Core & Main, Inc., Class A *	780	27,323
Crane Co.	721	76,195
CSW Industrials, Inc.	122	21,634
Cummins, Inc.	3,740	838,358
Curtiss-Wright Corp.	624	133,474
Deere & Co.	2,873	1,046,950
Donaldson Co., Inc.	1,912	116,326
Douglas Dynamics, Inc.	507	13,851
Dover Corp.	2,081	293,754
Ducommun, Inc. *	281	14,157
DXP Enterprises, Inc. *	647	18,944
Dycom Industries, Inc. *	860	89,328
Eaton Corp. PLC	5,959	1,356,805
EMCOR Group, Inc.	1,191	253,111
Emerson Electric Co.	10,337	918,959
Encore Wire Corp.	399	73,536
Enerpac Tool Group Corp.	673	18,373
EnerSys	1,033	91,400
Enpro Industries, Inc.	321	41,226
Esab Corp.	796	61,411
ESCO Technologies, Inc.	319	33,489
Fastenal Co.	6,389	383,148
Federal Signal Corp.	790	54,463
Flowserve Corp.	3,026	115,775
Fluor Corp. *	3,914	148,849
Fortive Corp.	2,693	185,763
Fortune Brands Innovations, Inc.	3,386	231,704
Franklin Electric Co., Inc.	601	53,489
FTAI Aviation Ltd.	1,007	41,499
Gates Industrial Corp. PLC *	3,255	39,906
GATX Corp.	850	92,650
Generac Holdings, Inc. *	769	90,027
General Dynamics Corp.	5,082	1,255,102
General Electric Co.	14,640	1,783,152
Gibraltar Industries, Inc. *	652	43,808
GMS, Inc. *	1,127	76,230
Gorman-Rupp Co.	667	21,064
Graco, Inc.	1,519	122,705
GrafTech International Ltd.	14,931	36,880
Granite Construction, Inc.	1,701	78,161
Great Lakes Dredge & Dock Corp. *	2,628	17,660
Greenbrier Cos., Inc.	2,094	78,965
Griffon Corp.	961	44,715
H&E Equipment Services, Inc.	972	43,069
HEICO Corp.	482	82,437
Herc Holdings, Inc.	521	64,427
Hexcel Corp.	1,530	106,044
Hillenbrand, Inc.	1,331	51,563
Hillman Solutions Corp. *	2,076	15,196
Honeywell International, Inc.	10,297	2,017,388
Howmet Aerospace, Inc.	5,459	287,143
Hubbell, Inc.	629	188,700
Huntington Ingalls Industries, Inc.	1,140	270,203
IDEX Corp.	652	131,495
Illinois Tool Works, Inc.	3,844	931,055
Ingersoll Rand, Inc.	2,030	145,003
ITT, Inc.	1,349	146,056
JELD-WEN Holding, Inc. *	6,545	104,589
John Bean Technologies Corp.	456	47,105
Johnson Controls International PLC	12,309	649,915
Kadant, Inc.	127	33,099
Kaman Corp.	1,676	33,973
Kennametal, Inc.	2,713	63,240
Kratos Defense & Security Solutions, Inc. *	1,751	33,357

Schwab Fundamental U.S. Broad Market Index ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
L3Harris Technologies, Inc.	3,879	740,152
Lennox International, Inc.	427	173,644
Lincoln Electric Holdings, Inc.	724	143,395
Lindsay Corp.	127	15,152
Lockheed Martin Corp.	3,768	1,687,197
Manitowoc Co., Inc. *	2,320	33,246
Masco Corp.	5,062	306,504
Masonite International Corp. *	793	70,458
MasTec, Inc. *	1,449	87,867
McGrath RentCorp	360	36,608
MDU Resources Group, Inc.	5,657	108,275
Mercury Systems, Inc. *	571	19,580
Middleby Corp. *	733	92,527
Moog, Inc., Class A	707	98,987
MRC Global, Inc. *	4,017	41,536
MSC Industrial Direct Co., Inc., Class A	1,305	127,133
Mueller Industries, Inc.	2,797	116,159
Mueller Water Products, Inc., Class A	3,148	41,837
MYR Group, Inc. *	370	46,035
National Presto Industries, Inc.	229	17,111
Nordson Corp.	501	117,905
Northrop Grumman Corp.	2,334	1,109,023
NOW, Inc. *	5,750	57,328
nVent Electric PLC	2,522	134,297
Oshkosh Corp.	2,452	238,555
Otis Worldwide Corp.	3,237	277,702
Owens Corning	2,623	355,626
PACCAR, Inc.	9,602	881,656
Parker-Hannifin Corp.	1,508	653,235
Pentair PLC	3,100	200,074
PGT Innovations, Inc. *	983	31,643
Primoris Services Corp.	2,489	75,566
Proto Labs, Inc. *	885	32,037
Quanex Building Products Corp.	1,233	37,964
Quanta Services, Inc.	1,780	335,192
RBC Bearings, Inc. *	147	37,888
Regal Rexnord Corp.	1,063	127,347
Resideo Technologies, Inc. *	5,953	97,808
REV Group, Inc.	1,975	31,185
Rockwell Automation, Inc.	1,216	334,935
RTX Corp.	16,886	1,375,871
Rush Enterprises, Inc., Class A	2,496	99,016
Sensata Technologies Holding PLC	3,205	104,195
Shyft Group, Inc.	967	10,705
Simpson Manufacturing Co., Inc.	594	99,180
SiteOne Landscape Supply, Inc. *	434	61,116
Snap-on, Inc.	1,025	281,557
Spirit AeroSystems Holdings, Inc., Class A *	4,903	134,784
SPX Technologies, Inc. *	375	31,991
Standex International Corp.	207	27,701
Stanley Black & Decker, Inc.	5,518	501,586
Sterling Infrastructure, Inc. *	445	28,262
Tennant Co.	383	32,792
Terex Corp.	1,611	79,745
Textainer Group Holdings Ltd.	879	43,273
Textron, Inc.	4,876	373,794
Timken Co.	1,407	101,867
Titan Machinery, Inc. *	730	16,688
Toro Co.	1,148	95,284
TPI Composites, Inc. *	2,171	4,581
Trane Technologies PLC	2,378	536,025
TransDigm Group, Inc.	500	481,435
Trex Co., Inc. *	884	62,119
Trinity Industries, Inc.	2,742	68,440
Tutor Perini Corp. *	8,169	68,375
UFP Industries, Inc.	1,805	197,882
United Rentals, Inc.	1,281	609,782
Valmont Industries, Inc.	291	63,895
Vertiv Holdings Co. *	1,592	69,507
SECURITY	NUMBER OF SHARES	VALUE ($)
Wabash National Corp.	1,894	41,517
Watsco, Inc.	498	190,351
Watts Water Technologies, Inc., Class A	336	64,683
WESCO International, Inc.	1,111	173,149
Westinghouse Air Brake Technologies Corp.	2,294	267,389
WillScot Mobile Mini Holdings Corp. *	877	36,588
Woodward, Inc.	837	113,146
WW Grainger, Inc.	554	435,549
Xylem, Inc.	1,990	209,209
Zurn Elkay Water Solutions Corp., Class C	890	26,202
		41,834,112

Commercial & Professional Services 1.5%
ABM Industries, Inc.	2,658	108,951
ACCO Brands Corp.	8,386	45,117
ASGN, Inc. *	1,291	115,209
Automatic Data Processing, Inc.	3,253	747,930
Barrett Business Services, Inc.	157	17,262
Booz Allen Hamilton Holding Corp., Class A	1,807	226,110
BrightView Holdings, Inc. *	3,839	29,330
Brink's Co.	855	67,460
Broadridge Financial Solutions, Inc.	1,219	236,267
CACI International, Inc., Class A *	467	149,884
Casella Waste Systems, Inc., Class A *	259	20,948
CBIZ, Inc. *	580	33,576
Ceridian HCM Holding, Inc. *	231	15,916
Cimpress PLC *	882	62,172
Cintas Corp.	766	423,789
Clarivate PLC *	3,653	28,347
Clean Harbors, Inc. *	635	102,654
Concentrix Corp.	943	88,633
Conduent, Inc. *	12,029	36,568
Copart, Inc. *	3,325	166,982
CoreCivic, Inc. *	8,490	122,850
CRA International, Inc.	92	8,719
CSG Systems International, Inc.	638	31,383
Deluxe Corp.	3,642	66,612
Dun & Bradstreet Holdings, Inc.	3,459	36,631
Ennis, Inc.	764	16,220
Enviri Corp. *	4,983	29,400
Equifax, Inc.	812	176,781
ExlService Holdings, Inc. *	1,273	36,115
Exponent, Inc.	265	20,394
FTI Consulting, Inc. *	542	119,489
Genpact Ltd.	3,221	109,385
GEO Group, Inc. *	9,713	98,587
Healthcare Services Group, Inc. *	4,757	46,190
Heidrick & Struggles International, Inc.	602	16,362
HNI Corp.	2,158	84,313
Huron Consulting Group, Inc. *	264	27,501
ICF International, Inc.	339	47,443
Insperity, Inc.	375	42,656
Interface, Inc.	3,280	33,161
Jacobs Solutions, Inc.	2,507	318,840
KBR, Inc.	1,879	97,088
Kelly Services, Inc., Class A	5,150	107,069
Kforce, Inc.	633	44,120
Korn Ferry	1,349	69,797
Leidos Holdings, Inc.	3,443	369,503
ManpowerGroup, Inc.	4,258	315,986
Matthews International Corp., Class A	986	33,672
Maximus, Inc.	1,513	126,320
MillerKnoll, Inc.	3,441	88,778
MSA Safety, Inc.	295	51,371
NV5 Global, Inc. *	100	9,728
OPENLANE, Inc. *	4,374	63,948
Parsons Corp. *	578	36,004
Paychex, Inc.	2,826	344,687

Schwab Fundamental U.S. Broad Market Index ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Paycom Software, Inc.	127	23,071
Pitney Bowes, Inc.	14,954	60,414
Republic Services, Inc.	2,395	387,607
Resources Connection, Inc.	1,522	20,699
Robert Half, Inc.	3,037	248,973
Rollins, Inc.	1,251	50,966
Science Applications International Corp.	1,286	150,989
SP Plus Corp. *	466	23,836
SS&C Technologies Holdings, Inc.	3,013	169,511
Steelcase, Inc., Class A	8,135	100,142
Stericycle, Inc. *	1,510	70,925
Tetra Tech, Inc.	552	87,299
TransUnion	1,752	102,877
TriNet Group, Inc. *	570	66,080
TrueBlue, Inc. *	2,939	40,970
TTEC Holdings, Inc.	495	9,266
UniFirst Corp.	394	68,004
Veralto Corp. *	1,152	88,992
Verisk Analytics, Inc.	1,049	253,260
Verra Mobility Corp. *	1,047	21,024
Vestis Corp. *	2,649	48,503
Waste Management, Inc.	5,045	862,645
		8,926,261

Consumer Discretionary Distribution & Retail 4.4%
1-800-Flowers.com, Inc., Class A *	1,727	15,249
Aaron's Co., Inc.	3,512	30,941
Abercrombie & Fitch Co., Class A *	2,970	225,393
Academy Sports & Outdoors, Inc.	1,766	89,836
Advance Auto Parts, Inc.	2,494	126,670
Amazon.com, Inc. *	54,997	8,034,512
American Eagle Outfitters, Inc.	6,985	132,925
America's Car-Mart, Inc. *	207	16,533
Arko Corp.	2,060	15,409
Asbury Automotive Group, Inc. *	557	116,870
AutoNation, Inc. *	1,915	259,042
AutoZone, Inc. *	115	300,142
Bath & Body Works, Inc.	5,364	174,974
Best Buy Co., Inc.	12,033	853,621
Beyond, Inc. *	1,793	34,461
Big 5 Sporting Goods Corp.	2,419	14,345
Big Lots, Inc.	13,914	73,327
Boot Barn Holdings, Inc. *	366	26,820
Buckle, Inc.	927	35,745
Burlington Stores, Inc. *	668	113,286
Caleres, Inc.	1,055	32,030
Camping World Holdings, Inc., Class A	782	16,531
CarMax, Inc. *	5,173	330,762
Chico's FAS, Inc. *	4,973	37,496
Children's Place, Inc. *	870	19,793
Citi Trends, Inc. *	995	23,761
Conn's, Inc. *	3,540	11,682
Container Store Group, Inc. *	3,840	7,219
ContextLogic, Inc., Class A *	2,545	12,827
Designer Brands, Inc., Class A	3,450	40,158
Dick's Sporting Goods, Inc.	1,455	189,295
Dillard's, Inc., Class A	145	50,328
eBay, Inc.	19,392	795,266
Etsy, Inc. *	654	49,580
Five Below, Inc. *	289	54,465
Floor & Decor Holdings, Inc., Class A *	582	53,375
Foot Locker, Inc.	6,295	169,524
GameStop Corp., Class A *	4,201	61,125
Gap, Inc.	15,666	314,417
Genesco, Inc. *	1,089	40,696
Genuine Parts Co.	2,142	284,415
Group 1 Automotive, Inc.	841	237,246
Guess?, Inc.	1,690	37,214
SECURITY	NUMBER OF SHARES	VALUE ($)
Haverty Furniture Cos., Inc.	956	29,961
Hibbett, Inc.	824	51,541
Home Depot, Inc.	13,179	4,131,485
Kohl's Corp.	20,898	490,058
Leslie's, Inc. *	1,169	5,763
Lithia Motors, Inc.	1,023	273,131
LKQ Corp.	6,086	271,010
LL Flooring Holdings, Inc. *	3,112	10,892
Lowe's Cos., Inc.	9,650	1,918,709
Macy's, Inc.	20,525	325,526
MarineMax, Inc. *	1,296	38,660
MercadoLibre, Inc. *	32	51,855
Monro, Inc.	921	26,635
Murphy USA, Inc.	668	246,859
National Vision Holdings, Inc. *	1,419	26,181
Nordstrom, Inc.	7,081	110,605
ODP Corp. *	3,308	150,679
Ollie's Bargain Outlet Holdings, Inc. *	979	71,731
O'Reilly Automotive, Inc. *	607	596,305
Penske Automotive Group, Inc.	879	131,235
Petco Health & Wellness Co., Inc. *	2,331	7,040
PetMed Express, Inc.	1,060	7,346
Pool Corp.	333	115,658
Qurate Retail, Inc. *	258,754	199,758
Restoration Hardware, Inc. *	179	48,325
Ross Stores, Inc.	3,640	474,583
Sally Beauty Holdings, Inc. *	6,281	60,737
Shoe Carnival, Inc.	842	20,452
Signet Jewelers Ltd.	1,275	104,779
Sleep Number Corp. *	2,268	22,998
Sonic Automotive, Inc., Class A	1,306	66,959
Stitch Fix, Inc., Class A *	6,674	24,961
TJX Cos., Inc.	13,537	1,192,745
Tractor Supply Co.	1,285	260,868
Ulta Beauty, Inc. *	413	175,934
Upbound Group, Inc.	2,217	64,515
Urban Outfitters, Inc. *	2,865	102,280
Valvoline, Inc.	1,952	66,836
Victoria's Secret & Co. *	2,884	77,724
Vroom, Inc. *	22,971	15,156
Wayfair, Inc., Class A *	495	27,621
Williams-Sonoma, Inc.	1,595	299,126
Zumiez, Inc. *	1,496	28,244
		25,982,772

Consumer Durables & Apparel 1.8%
Acushnet Holdings Corp.	627	35,426
Beazer Homes USA, Inc. *	1,718	45,201
Brunswick Corp.	2,072	163,419
Capri Holdings Ltd. *	3,443	166,779
Carter's, Inc.	1,680	114,559
Cavco Industries, Inc. *	158	44,679
Century Communities, Inc.	1,009	72,789
Columbia Sportswear Co.	989	77,468
Crocs, Inc. *	635	67,062
Deckers Outdoor Corp. *	287	190,559
DR Horton, Inc.	7,304	932,502
Ethan Allen Interiors, Inc.	913	24,505
Fossil Group, Inc. *	8,836	9,720
Garmin Ltd.	1,698	207,564
G-III Apparel Group Ltd. *	3,984	114,620
GoPro, Inc., Class A *	2,571	9,281
Hanesbrands, Inc. *	30,442	110,809
Hasbro, Inc.	2,998	139,137
Helen of Troy Ltd. *	756	79,403
Installed Building Products, Inc.	286	43,046
iRobot Corp. *	1,210	43,693
KB Home	3,037	158,228

Schwab Fundamental U.S. Broad Market Index ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Kontoor Brands, Inc.	955	52,496
La-Z-Boy, Inc.	2,082	73,266
Leggett & Platt, Inc.	4,779	109,296
Lennar Corp., Class A	7,545	965,156
LGI Homes, Inc. *	619	73,085
Lululemon Athletica, Inc. *	604	269,867
M/I Homes, Inc. *	1,142	120,492
Mattel, Inc. *	4,157	78,983
MDC Holdings, Inc.	2,509	111,048
Meritage Homes Corp.	1,325	187,222
Mohawk Industries, Inc. *	3,104	274,114
Movado Group, Inc.	526	13,755
Newell Brands, Inc.	17,760	135,509
NIKE, Inc., Class B	12,577	1,386,866
NVR, Inc. *	61	375,479
Oxford Industries, Inc.	314	28,395
Peloton Interactive, Inc., Class A *	1,693	9,582
Polaris, Inc.	1,470	121,231
PulteGroup, Inc.	8,200	725,044
PVH Corp.	3,327	325,314
Ralph Lauren Corp.	1,245	161,078
SharkNinja, Inc.	1,218	57,246
Skechers USA, Inc., Class A *	2,585	152,282
Skyline Champion Corp. *	656	39,485
Smith & Wesson Brands, Inc.	3,230	44,413
Sonos, Inc. *	1,556	23,496
Steven Madden Ltd.	2,219	84,144
Sturm Ruger & Co., Inc.	738	32,442
Tapestry, Inc.	5,306	168,041
Taylor Morrison Home Corp. *	4,026	181,573
Tempur Sealy International, Inc.	2,641	106,485
Toll Brothers, Inc.	3,445	295,891
TopBuild Corp. *	429	126,890
Topgolf Callaway Brands Corp. *	1,602	19,641
Tri Pointe Homes, Inc. *	5,541	161,686
Tupperware Brands Corp. *(a)	18,477	31,780
Under Armour, Inc., Class A *	9,440	76,842
VF Corp.	15,953	266,894
Vista Outdoor, Inc. *	1,608	45,362
Whirlpool Corp.	3,555	387,139
Wolverine World Wide, Inc.	5,206	44,615
YETI Holdings, Inc. *	748	31,895
		10,825,969

Consumer Services 2.0%
ADT, Inc.	8,867	52,049
Adtalem Global Education, Inc. *	1,529	87,107
Airbnb, Inc., Class A *	186	23,499
Aramark	5,314	148,845
Arcos Dorados Holdings, Inc., Class A	2,628	30,459
BJ's Restaurants, Inc. *	675	20,203
Bloomin' Brands, Inc.	2,107	49,177
Booking Holdings, Inc. *	444	1,387,811
Boyd Gaming Corp.	1,053	62,180
Bright Horizons Family Solutions, Inc. *	662	57,885
Brinker International, Inc. *	1,167	42,024
Caesars Entertainment, Inc. *	1,604	71,731
Carnival Corp. *	34,994	527,010
Carriage Services, Inc.	344	7,771
Cheesecake Factory, Inc.	863	27,055
Chipotle Mexican Grill, Inc. *	100	220,225
Choice Hotels International, Inc.	208	22,938
Churchill Downs, Inc.	559	64,715
Cracker Barrel Old Country Store, Inc.	869	58,336
Darden Restaurants, Inc.	1,703	266,468
Dave & Buster's Entertainment, Inc. *	849	34,843
Denny's Corp. *	1,785	16,940
Dine Brands Global, Inc.	250	10,867
SECURITY	NUMBER OF SHARES	VALUE ($)
Domino's Pizza, Inc.	622	244,378
DoorDash, Inc., Class A *	434	40,787
Everi Holdings, Inc. *	1,255	13,115
Expedia Group, Inc. *	1,553	211,488
Frontdoor, Inc. *	897	30,794
Graham Holdings Co., Class B	138	86,547
Grand Canyon Education, Inc. *	739	101,036
H&R Block, Inc.	3,036	137,895
Hilton Grand Vacations, Inc. *	981	33,609
Hilton Worldwide Holdings, Inc.	2,016	337,720
Hyatt Hotels Corp., Class A	662	75,971
International Game Technology PLC	2,390	63,885
Jack in the Box, Inc.	871	62,973
Las Vegas Sands Corp.	5,851	269,848
Laureate Education, Inc.	4,509	59,203
Light & Wonder, Inc. *	1,285	113,620
Marriott International, Inc., Class A	2,421	490,737
Marriott Vacations Worldwide Corp.	718	52,342
McDonald's Corp.	7,616	2,146,493
MGM Resorts International	8,412	331,769
Norwegian Cruise Line Holdings Ltd. *	3,745	57,186
Papa John's International, Inc.	249	16,245
Penn Entertainment, Inc. *	3,791	93,107
Perdoceo Education Corp.	2,043	35,589
Planet Fitness, Inc., Class A *	639	43,414
Red Rock Resorts, Inc., Class A	778	34,644
Royal Caribbean Cruises Ltd. *	2,637	283,372
Sabre Corp. *	12,396	43,758
SeaWorld Entertainment, Inc. *	413	20,196
Service Corp. International	1,944	119,109
Six Flags Entertainment Corp. *	3,183	79,257
Starbucks Corp.	16,003	1,589,098
Strategic Education, Inc.	486	43,239
Stride, Inc. *	885	53,613
Texas Roadhouse, Inc.	833	93,762
Travel & Leisure Co.	2,894	103,142
Vail Resorts, Inc.	452	98,224
Wendy's Co.	3,043	57,056
Wingstop, Inc.	96	23,075
WW International, Inc. *	4,379	31,573
Wyndham Hotels & Resorts, Inc.	1,011	78,191
Wynn Resorts Ltd.	1,205	101,726
Yum! Brands, Inc.	4,016	504,209
		11,797,133

Consumer Staples Distribution & Retail 3.0%
Andersons, Inc.	1,751	87,305
BJ's Wholesale Club Holdings, Inc. *	1,297	83,760
Casey's General Stores, Inc.	985	271,269
Chefs' Warehouse, Inc. *	674	18,131
Costco Wholesale Corp.	5,742	3,403,513
Dollar General Corp.	4,242	556,211
Dollar Tree, Inc. *	3,393	419,341
Grocery Outlet Holding Corp. *	1,487	41,948
Ingles Markets, Inc., Class A	892	72,805
Kroger Co.	35,012	1,549,981
Performance Food Group Co. *	4,178	271,779
PriceSmart, Inc.	923	62,201
SpartanNash Co.	4,680	103,755
Sprouts Farmers Market, Inc. *	3,713	159,956
Sysco Corp.	8,798	634,952
Target Corp.	14,945	1,999,790
U.S. Foods Holding Corp. *	8,823	386,712
United Natural Foods, Inc. *	4,845	70,495
Walgreens Boots Alliance, Inc.	67,771	1,351,354

Schwab Fundamental U.S. Broad Market Index ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Walmart, Inc.	41,739	6,498,345
Weis Markets, Inc.	937	56,548
		18,100,151

Energy 6.4%
Antero Midstream Corp.	3,001	39,973
Antero Resources Corp. *	4,203	99,317
APA Corp.	5,673	204,228
Archrock, Inc.	4,604	66,712
Baker Hughes Co.	28,493	961,639
Berry Corp.	2,716	19,501
Cactus, Inc., Class A	355	15,084
California Resources Corp.	1,133	58,021
Callon Petroleum Co. *	342	10,694
ChampionX Corp.	1,299	38,087
Cheniere Energy, Inc.	1,494	272,132
Chevron Corp.	42,812	6,147,803
Chord Energy Corp.	142	23,024
Civitas Resources, Inc.	261	17,928
CNX Resources Corp. *	5,607	116,962
Comstock Resources, Inc.	987	9,742
ConocoPhillips	20,840	2,408,479
CONSOL Energy, Inc.	741	79,042
Core Laboratories, Inc.	1,043	18,472
CVR Energy, Inc.	1,134	36,027
Delek U.S. Holdings, Inc.	3,675	99,739
Devon Energy Corp.	7,518	338,084
DHT Holdings, Inc.	3,771	37,559
Diamond Offshore Drilling, Inc. *	930	11,969
Diamondback Energy, Inc.	1,100	169,851
Dorian LPG Ltd.	775	32,829
Dril-Quip, Inc. *	793	17,620
DT Midstream, Inc.	1,084	62,102
EOG Resources, Inc.	8,638	1,063,079
EQT Corp.	2,273	90,829
Equitrans Midstream Corp.	14,185	133,055
Exxon Mobil Corp.	92,377	9,490,813
Geopark Ltd.	937	8,470
Golar LNG Ltd.	1,039	22,370
Green Plains, Inc. *	1,501	37,345
Halliburton Co.	12,440	460,653
Helix Energy Solutions Group, Inc. *	4,034	37,597
Helmerich & Payne, Inc.	2,947	106,770
Hess Corp.	1,610	226,302
HF Sinclair Corp.	6,129	321,650
International Seaways, Inc.	353	16,111
Kinder Morgan, Inc.	55,933	982,743
Kosmos Energy Ltd. *	7,121	48,352
Liberty Energy, Inc.	2,973	59,014
Magnolia Oil & Gas Corp., Class A	786	16,899
Marathon Oil Corp.	15,226	387,197
Marathon Petroleum Corp.	15,788	2,355,412
Matador Resources Co.	943	54,581
Murphy Oil Corp.	3,264	139,601
Nabors Industries Ltd. *	482	41,847
NOV, Inc.	8,523	160,403
Occidental Petroleum Corp.	12,229	723,345
Oceaneering International, Inc. *	2,189	45,225
Oil States International, Inc. *	2,769	19,078
ONEOK, Inc.	8,788	605,054
Ovintiv, Inc.	5,574	247,151
Par Pacific Holdings, Inc. *	743	25,463
Patterson-UTI Energy, Inc.	7,895	92,450
PBF Energy, Inc., Class A	3,885	172,494
Peabody Energy Corp.	4,713	112,358
Permian Resources Corp.	1,795	23,586
Phillips 66	19,902	2,565,169
Pioneer Natural Resources Co.	2,297	532,077
SECURITY	NUMBER OF SHARES	VALUE ($)
ProPetro Holding Corp. *	4,377	39,874
Range Resources Corp.	1,409	45,793
RPC, Inc.	2,202	15,965
Schlumberger NV	18,242	949,314
Scorpio Tankers, Inc.	536	29,421
Select Water Solutions, Inc.	1,687	12,585
SFL Corp. Ltd.	3,995	45,383
SM Energy Co.	2,429	90,966
Southwestern Energy Co. *	15,298	100,814
Talos Energy, Inc. *	2,004	27,896
Targa Resources Corp.	3,008	272,074
TechnipFMC PLC	7,938	164,475
Teekay Tankers Ltd., Class A	527	26,187
Texas Pacific Land Corp.	17	28,423
Transocean Ltd. *	10,931	69,521
Tsakos Energy Navigation Ltd.	701	14,139
Valaris Ltd. *	308	21,129
Valero Energy Corp.	17,059	2,138,516
Weatherford International PLC *	650	58,949
Williams Cos., Inc.	21,232	781,125
World Kinect Corp.	19,057	400,959
		38,170,671

Equity Real Estate Investment Trusts (REITs) 2.2%
Acadia Realty Trust	1,897	28,683
Agree Realty Corp.	352	20,842
Alexander & Baldwin, Inc.	2,345	39,279
Alexandria Real Estate Equities, Inc.	1,310	143,314
American Assets Trust, Inc.	1,191	23,987
American Homes 4 Rent, Class A	2,189	79,395
American Tower Corp.	3,407	711,314
Americold Realty Trust, Inc.	2,780	78,479
Apartment Income REIT Corp.	2,303	71,669
Apple Hospitality REIT, Inc.	5,406	90,118
Ashford Hospitality Trust, Inc. *	6,242	13,670
AvalonBay Communities, Inc.	1,565	270,651
Boston Properties, Inc.	4,124	234,779
Brandywine Realty Trust	11,995	53,498
Brixmor Property Group, Inc.	5,763	124,020
Broadstone Net Lease, Inc.	1,167	18,672
Camden Property Trust	1,039	93,780
CBL & Associates Properties, Inc.	902	21,197
Centerspace	242	12,908
Chatham Lodging Trust	1,786	17,699
COPT Defense Properties	2,232	54,014
Cousins Properties, Inc.	2,893	59,364
Crown Castle, Inc.	4,831	566,580
CubeSmart	1,705	67,791
DiamondRock Hospitality Co.	6,572	54,679
Digital Realty Trust, Inc.	3,360	466,301
Diversified Healthcare Trust	77,511	181,376
Douglas Emmett, Inc.	5,619	68,664
Easterly Government Properties, Inc.	1,706	19,892
EastGroup Properties, Inc.	234	40,658
Elme Communities	2,008	26,385
Empire State Realty Trust, Inc., Class A	5,285	47,354
EPR Properties	1,562	69,696
Equinix, Inc.	614	500,416
Equity Commonwealth	923	17,343
Equity LifeStyle Properties, Inc.	1,368	97,265
Equity Residential	4,756	270,331
Essential Properties Realty Trust, Inc.	639	15,176
Essex Property Trust, Inc.	746	159,241
Extra Space Storage, Inc.	1,470	191,350
Federal Realty Investment Trust	981	93,774
First Industrial Realty Trust, Inc.	958	45,074
Four Corners Property Trust, Inc.	682	15,679
Gaming & Leisure Properties, Inc.	2,319	108,367

Schwab Fundamental U.S. Broad Market Index ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Getty Realty Corp.	459	13,508
Global Net Lease, Inc.	4,977	43,698
Healthcare Realty Trust, Inc.	4,870	74,365
Healthpeak Properties, Inc.	8,072	139,807
Highwoods Properties, Inc.	3,220	61,019
Host Hotels & Resorts, Inc.	15,907	277,895
Hudson Pacific Properties, Inc.	9,761	57,297
Independence Realty Trust, Inc.	964	13,130
Industrial Logistics Properties Trust	7,534	25,540
Invitation Homes, Inc.	4,643	154,891
Iron Mountain, Inc.	4,750	304,713
JBG SMITH Properties	3,243	44,494
Kilroy Realty Corp.	2,423	79,911
Kimco Realty Corp.	6,603	127,570
Kite Realty Group Trust	1,717	36,263
Lamar Advertising Co., Class A	1,243	125,904
LTC Properties, Inc.	527	17,191
LXP Industrial Trust	4,070	35,735
Macerich Co.	8,595	98,585
Medical Properties Trust, Inc.	11,999	58,195
Mid-America Apartment Communities, Inc.	1,189	148,007
National Health Investors, Inc.	636	34,509
National Storage Affiliates Trust	622	20,644
NET Lease Office Properties *	112	1,831
NNN REIT, Inc.	1,750	71,085
Office Properties Income Trust	5,059	28,229
Omega Healthcare Investors, Inc.	3,647	115,792
Outfront Media, Inc.	4,407	53,898
Paramount Group, Inc.	11,702	54,999
Park Hotels & Resorts, Inc.	12,084	179,206
Pebblebrook Hotel Trust	2,987	38,084
Phillips Edison & Co., Inc.	1,051	37,037
Physicians Realty Trust	3,395	39,654
Piedmont Office Realty Trust, Inc., Class A	7,894	49,101
PotlatchDeltic Corp.	1,517	69,539
Prologis, Inc.	3,711	426,505
Public Storage	988	255,655
Rayonier, Inc.	2,089	64,091
Realty Income Corp.	2,900	156,484
Regency Centers Corp.	2,030	127,443
Retail Opportunity Investments Corp.	2,159	27,786
Rexford Industrial Realty, Inc.	559	27,514
RLJ Lodging Trust	6,851	73,237
RPT Realty	2,238	26,006
Ryman Hospitality Properties, Inc.	532	53,386
Sabra Health Care REIT, Inc.	5,574	81,380
SBA Communications Corp.	429	105,946
Service Properties Trust	15,075	107,786
Simon Property Group, Inc.	4,776	596,475
SITE Centers Corp.	4,283	56,493
SL Green Realty Corp.	3,963	144,927
Spirit Realty Capital, Inc.	1,418	58,563
STAG Industrial, Inc.	1,394	49,975
Star Holdings *	927	11,328
Sun Communities, Inc.	961	124,296
Sunstone Hotel Investors, Inc.	5,704	56,356
Tanger, Inc.	2,122	52,965
Terreno Realty Corp.	349	19,931
UDR, Inc.	3,051	101,903
Uniti Group, Inc.	16,280	90,028
Urban Edge Properties	2,564	42,947
Ventas, Inc.	9,073	415,906
Veris Residential, Inc.	1,774	25,705
VICI Properties, Inc.	3,296	98,517
Vornado Realty Trust	8,835	207,976
Welltower, Inc.	6,394	569,705
Weyerhaeuser Co.	17,004	533,075
SECURITY	NUMBER OF SHARES	VALUE ($)
WP Carey, Inc.	1,707	106,244
Xenia Hotels & Resorts, Inc.	4,009	48,950
		13,061,534

Financial Services 7.8%
Affiliated Managers Group, Inc.	1,201	162,796
AGNC Investment Corp.	12,460	109,897
Ally Financial, Inc.	21,967	641,876
A-Mark Precious Metals, Inc.	1,241	35,567
American Express Co.	10,650	1,818,700
Ameriprise Financial, Inc.	1,929	681,921
Annaly Capital Management, Inc.	7,739	139,844
Apollo Commercial Real Estate Finance, Inc.	4,014	43,271
Apollo Global Management, Inc.	2,101	193,292
Arbor Realty Trust, Inc. (a)	2,390	29,827
ARES Management Corp., Class A	477	53,543
Artisan Partners Asset Management, Inc., Class A	1,592	59,939
B. Riley Financial, Inc. (a)	696	12,806
Bank of New York Mellon Corp.	25,586	1,236,316
Berkshire Hathaway, Inc., Class B *	35,400	12,744,000
BGC Group, Inc., Class A	8,418	54,717
BlackRock, Inc.	1,817	1,364,985
Blackstone Mortgage Trust, Inc., Class A (a)	3,128	69,379
Blackstone, Inc.	5,117	574,997
Block, Inc. *	1,054	66,855
Bread Financial Holdings, Inc.	6,628	186,247
Brightsphere Investment Group, Inc.	2,118	36,959
BrightSpire Capital, Inc.	2,571	17,457
Cannae Holdings, Inc. *	1,296	23,276
Capital One Financial Corp.	19,031	2,125,001
Carlyle Group, Inc.	3,603	123,511
Cboe Global Markets, Inc.	831	151,400
Charles Schwab Corp. (b)	8,578	526,003
Chimera Investment Corp.	17,534	91,352
CME Group, Inc.	2,528	552,014
Cohen & Steers, Inc.	383	22,402
Coinbase Global, Inc., Class A *	1,176	146,671
Compass Diversified Holdings	2,325	46,895
Corebridge Financial, Inc.	2,414	50,766
Credit Acceptance Corp. *	167	76,319
Diamond Hill Investment Group, Inc.	69	11,081
Discover Financial Services	10,136	942,648
Donnelley Financial Solutions, Inc. *	515	30,395
Encore Capital Group, Inc. *	956	42,829
Enova International, Inc. *	1,004	41,365
Equitable Holdings, Inc.	7,093	217,684
Essent Group Ltd.	1,478	71,447
Euronet Worldwide, Inc. *	836	72,916
Evercore, Inc., Class A	1,215	179,273
EVERTEC, Inc.	828	30,611
FactSet Research Systems, Inc.	204	92,506
Fidelity National Information Services, Inc.	11,393	668,086
FirstCash Holdings, Inc.	768	86,016
Fiserv, Inc. *	4,005	523,093
FleetCor Technologies, Inc. *	1,154	277,537
Franklin Resources, Inc.	12,224	303,155
Global Payments, Inc.	3,809	443,520
Goldman Sachs Group, Inc.	7,574	2,586,824
Granite Point Mortgage Trust, Inc.	2,068	11,374
Green Dot Corp., Class A *	1,711	13,722
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	413	9,999
Houlihan Lokey, Inc.	554	59,677
Interactive Brokers Group, Inc., Class A	325	25,298
Intercontinental Exchange, Inc.	5,249	597,546
Invesco Ltd.	14,246	203,290
Jack Henry & Associates, Inc.	780	123,778

Schwab Fundamental U.S. Broad Market Index ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Jackson Financial, Inc., Class A	1,790	85,437
Janus Henderson Group PLC	5,075	132,914
Jefferies Financial Group, Inc.	6,043	214,164
KKR & Co., Inc.	6,916	524,509
KKR Real Estate Finance Trust, Inc.	1,162	14,595
Ladder Capital Corp.	3,362	37,688
Lazard Ltd., Class A	3,171	95,067
LendingTree, Inc. *	754	13,346
LPL Financial Holdings, Inc.	768	170,726
MarketAxess Holdings, Inc.	189	45,383
Mastercard, Inc., Class A	3,951	1,635,042
MFA Financial, Inc.	4,391	47,423
MGIC Investment Corp.	7,510	132,101
Moelis & Co., Class A	1,355	64,295
Moody's Corp.	1,081	394,522
Morgan Stanley	19,824	1,572,836
Morningstar, Inc.	166	47,038
Mr Cooper Group, Inc. *	999	60,459
MSCI, Inc.	293	152,609
Nasdaq, Inc.	2,680	149,651
Navient Corp.	10,037	171,934
NCR Atleos Corp. *	2,631	58,435
Nelnet, Inc., Class A	307	25,757
New York Mortgage Trust, Inc.	3,374	29,657
NMI Holdings, Inc., Class A *	951	26,153
Northern Trust Corp.	4,535	359,399
OneMain Holdings, Inc.	6,777	286,667
Pagseguro Digital Ltd., Class A *	3,330	33,566
PayPal Holdings, Inc. *	13,374	770,476
Paysafe Ltd. *	1,574	15,913
PennyMac Financial Services, Inc.	927	72,111
PennyMac Mortgage Investment Trust	3,057	42,920
Piper Sandler Cos.	264	40,849
PJT Partners, Inc., Class A	157	14,139
PRA Group, Inc. *	1,406	26,053
PROG Holdings, Inc. *	3,819	104,106
Radian Group, Inc.	4,358	112,044
Raymond James Financial, Inc.	2,053	215,873
Redwood Trust, Inc.	3,871	27,523
Rithm Capital Corp.	15,824	164,253
S&P Global, Inc.	1,898	789,245
SEI Investments Co.	2,149	126,082
SLM Corp.	10,738	161,392
Starwood Property Trust, Inc.	6,338	125,936
State Street Corp.	6,969	507,483
StepStone Group, Inc., Class A	418	10,709
Stifel Financial Corp.	1,290	78,716
StoneCo Ltd., Class A *	2,361	36,832
Synchrony Financial	38,438	1,243,854
T Rowe Price Group, Inc.	6,185	619,304
TPG RE Finance Trust, Inc.	3,218	19,018
TPG, Inc.	1,242	43,470
Tradeweb Markets, Inc., Class A	442	42,830
Two Harbors Investment Corp.	2,330	32,294
Virtu Financial, Inc., Class A	2,548	45,813
Virtus Investment Partners, Inc.	125	24,453
Visa, Inc., Class A	8,423	2,162,016
Voya Financial, Inc.	2,237	159,968
Walker & Dunlop, Inc.	684	57,470
Western Union Co.	18,827	218,958
WEX, Inc. *	328	57,918
World Acceptance Corp. *	276	30,760
XP, Inc., Class A	1,521	35,424
		46,754,049

Food, Beverage & Tobacco 3.3%
Adecoagro SA	4,345	49,794
Altria Group, Inc.	44,879	1,886,713
SECURITY	NUMBER OF SHARES	VALUE ($)
Archer-Daniels-Midland Co.	17,986	1,326,108
B&G Foods, Inc.	5,150	47,586
Boston Beer Co., Inc., Class A *	135	47,893
Brown-Forman Corp., Class B	1,452	85,290
Bunge Global SA	5,878	645,816
Calavo Growers, Inc.	917	19,890
Cal-Maine Foods, Inc.	849	40,684
Campbell Soup Co.	3,895	156,501
Coca-Cola Co.	37,870	2,213,123
Coca-Cola Consolidated, Inc.	58	42,602
Coca-Cola Europacific Partners PLC	4,166	252,626
Conagra Brands, Inc.	10,978	310,568
Constellation Brands, Inc., Class A	1,852	445,387
Darling Ingredients, Inc. *	2,188	95,988
Dole PLC	4,307	49,574
Flowers Foods, Inc.	4,363	90,794
Fresh Del Monte Produce, Inc.	2,905	66,234
General Mills, Inc.	9,606	611,518
Hain Celestial Group, Inc. *	4,679	49,457
Hershey Co.	1,103	207,276
Hormel Foods Corp.	5,398	165,125
Ingredion, Inc.	2,335	239,314
J & J Snack Foods Corp.	255	41,960
J M Smucker Co.	2,701	296,381
John B Sanfilippo & Son, Inc.	279	25,679
Kellanova	4,982	261,754
Keurig Dr Pepper, Inc.	11,835	373,631
Kraft Heinz Co.	17,700	621,447
Lamb Weston Holdings, Inc.	1,124	112,434
Lancaster Colony Corp.	253	41,973
McCormick & Co., Inc., Non Voting Shares	2,478	160,649
Mission Produce, Inc. *	1,383	11,700
Molson Coors Beverage Co., Class B	5,893	362,655
Mondelez International, Inc., Class A	19,921	1,415,586
Monster Beverage Corp. *	5,046	278,287
National Beverage Corp. *	378	17,970
Nomad Foods Ltd. *	4,246	68,573
PepsiCo, Inc.	15,460	2,601,763
Philip Morris International, Inc.	25,099	2,343,243
Pilgrim's Pride Corp. *	1,917	48,999
Post Holdings, Inc. *	1,394	119,089
Seneca Foods Corp., Class A *	368	17,984
Simply Good Foods Co. *	425	16,464
TreeHouse Foods, Inc. *	1,712	69,695
Tyson Foods, Inc., Class A	18,070	846,399
Universal Corp.	1,462	82,252
Vector Group Ltd.	3,440	36,842
WK Kellogg Co.	1,245	13,944
		19,433,214

Health Care Equipment & Services 5.7%
Abbott Laboratories	16,294	1,699,301
Acadia Healthcare Co., Inc. *	1,037	75,691
AdaptHealth Corp. *	974	8,260
Addus HomeCare Corp. *	194	16,917
Align Technology, Inc. *	522	111,604
Amedisys, Inc. *	625	58,487
AMN Healthcare Services, Inc. *	671	45,494
Avanos Medical, Inc. *	900	19,395
Baxter International, Inc.	12,677	457,386
Becton Dickinson & Co.	2,749	649,259
Boston Scientific Corp. *	8,108	453,156
Brookdale Senior Living, Inc. *	10,835	57,425
Cardinal Health, Inc.	6,399	685,205
Cencora, Inc.	918	186,694
Centene Corp. *	19,225	1,416,498
Chemed Corp.	195	110,565
Cigna Group	8,488	2,231,325

Schwab Fundamental U.S. Broad Market Index ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Community Health Systems, Inc. *	19,750	50,757
CONMED Corp.	289	31,001
Cooper Cos., Inc.	382	128,703
Cross Country Healthcare, Inc. *	692	14,027
CVS Health Corp.	57,851	3,930,975
DaVita, Inc. *	3,687	374,083
DENTSPLY SIRONA, Inc.	4,551	144,494
Dexcom, Inc. *	325	37,544
Edwards Lifesciences Corp. *	2,703	183,020
Elevance Health, Inc.	5,652	2,710,077
Embecta Corp.	2,750	50,435
Encompass Health Corp.	1,892	123,302
Enhabit, Inc. *	3,144	33,515
Enovis Corp. *	868	42,931
Ensign Group, Inc.	455	48,717
Envista Holdings Corp. *	2,735	62,057
Fulgent Genetics, Inc. *	350	9,653
Globus Medical, Inc., Class A *	1,217	54,668
Haemonetics Corp. *	521	42,133
HCA Healthcare, Inc.	4,104	1,027,970
HealthEquity, Inc. *	317	21,245
Henry Schein, Inc. *	3,446	229,952
Hologic, Inc. *	2,903	206,984
Humana, Inc.	3,244	1,572,886
ICU Medical, Inc. *	277	24,310
IDEXX Laboratories, Inc. *	299	139,280
Insulet Corp. *	43	8,131
Integer Holdings Corp. *	598	52,158
Integra LifeSciences Holdings Corp. *	779	30,529
Intuitive Surgical, Inc. *	1,219	378,914
Laboratory Corp. of America Holdings	2,191	475,250
LivaNova PLC *	430	19,285
Masimo Corp. *	403	37,785
McKesson Corp.	1,609	757,131
Medtronic PLC	25,731	2,039,696
Merit Medical Systems, Inc. *	436	31,200
ModivCare, Inc. *	415	15,670
Molina Healthcare, Inc. *	910	332,660
Multiplan Corp. *	28,912	37,586
National HealthCare Corp.	360	27,565
Neogen Corp. *	1,335	22,655
OmniAb, Inc., Class A *(c)	52	0
OmniAb, Inc., Class B *(c)	52	0
Omnicell, Inc. *	481	16,046
OPKO Health, Inc. *	12,622	18,428
Option Care Health, Inc. *	1,279	38,050
Orthofix Medical, Inc. *	740	8,177
Owens & Minor, Inc. *	5,045	100,295
Patterson Cos., Inc.	3,398	86,343
Pediatrix Medical Group, Inc. *	4,257	35,674
Penumbra, Inc. *	41	9,106
Premier, Inc., Class A	3,067	63,150
Quest Diagnostics, Inc.	2,811	385,754
QuidelOrtho Corp. *	650	44,674
RadNet, Inc. *	620	20,603
ResMed, Inc.	797	125,711
Select Medical Holdings Corp.	2,938	66,399
STERIS PLC	804	161,556
Stryker Corp.	2,473	732,824
Teladoc Health, Inc. *	1,005	18,231
Teleflex, Inc.	516	116,456
Tenet Healthcare Corp. *	3,984	274,936
U.S. Physical Therapy, Inc.	147	12,499
UnitedHealth Group, Inc.	12,692	7,018,295
Universal Health Services, Inc., Class B	3,057	420,276
Varex Imaging Corp. *	887	16,720
Veeva Systems, Inc., Class A *	324	56,476
Veradigm, Inc. *	4,769	54,748
SECURITY	NUMBER OF SHARES	VALUE ($)
Zimmer Biomet Holdings, Inc.	2,668	310,315
Zimvie, Inc. *	1,897	17,927
		34,073,265

Household & Personal Products 1.3%
BellRing Brands, Inc. *	309	16,346
Central Garden & Pet Co., Class A *	1,040	37,731
Church & Dwight Co., Inc.	2,872	277,521
Clorox Co.	1,517	217,462
Colgate-Palmolive Co.	10,589	834,096
Coty, Inc., Class A *	4,815	54,891
Edgewell Personal Care Co.	1,421	49,465
Energizer Holdings, Inc.	1,365	42,097
Estee Lauder Cos., Inc., Class A	1,872	239,036
Herbalife Ltd. *	4,995	64,336
Inter Parfums, Inc.	138	17,272
Kimberly-Clark Corp.	5,153	637,581
Medifast, Inc.	320	21,242
Nu Skin Enterprises, Inc., Class A	2,967	50,498
Procter & Gamble Co.	31,397	4,820,067
Reynolds Consumer Products, Inc.	942	24,718
Spectrum Brands Holdings, Inc.	1,659	115,018
USANA Health Sciences, Inc. *	643	30,388
WD-40 Co.	127	30,719
		7,580,484

Insurance 3.5%
Aflac, Inc.	14,204	1,174,813
Allstate Corp.	11,029	1,520,568
Ambac Financial Group, Inc. *	1,495	22,051
American Equity Investment Life Holding Co. *	2,210	121,904
American Financial Group, Inc.	1,729	197,780
American International Group, Inc.	26,838	1,766,209
Aon PLC, Class A	2,238	735,161
Arch Capital Group Ltd. *	3,748	313,670
Arthur J Gallagher & Co.	1,204	299,796
Assurant, Inc.	1,052	176,757
Assured Guaranty Ltd.	2,206	149,809
Axis Capital Holdings Ltd.	1,410	79,439
Brighthouse Financial, Inc. *	350	18,210
Brown & Brown, Inc.	1,793	134,009
Chubb Ltd.	6,773	1,553,929
Cincinnati Financial Corp.	3,125	321,219
CNA Financial Corp.	889	37,454
CNO Financial Group, Inc.	8,313	220,294
Employers Holdings, Inc.	881	33,751
Enstar Group Ltd. *	212	58,224
Everest Group Ltd.	600	246,330
Fidelity National Financial, Inc.	7,524	337,376
First American Financial Corp.	4,012	239,115
Genworth Financial, Inc., Class A *	30,457	179,392
Globe Life, Inc.	1,813	223,235
Hanover Insurance Group, Inc.	1,050	130,515
Hartford Financial Services Group, Inc.	9,048	707,192
Horace Mann Educators Corp.	896	29,980
James River Group Holdings Ltd.	1,140	10,237
Kemper Corp.	2,194	97,041
Lincoln National Corp.	11,958	284,361
Loews Corp.	4,767	335,072
Markel Group, Inc. *	186	267,671
Marsh & McLennan Cos., Inc.	4,190	835,570
MBIA, Inc. *	1,728	12,511
Mercury General Corp.	1,449	53,975
MetLife, Inc.	21,171	1,347,111
Old Republic International Corp.	8,978	263,145
Primerica, Inc.	678	142,048

Schwab Fundamental U.S. Broad Market Index ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Principal Financial Group, Inc.	5,407	399,199
ProAssurance Corp.	2,486	30,752
Progressive Corp.	7,776	1,275,497
Prudential Financial, Inc.	13,727	1,342,226
Reinsurance Group of America, Inc.	1,545	251,928
RenaissanceRe Holdings Ltd.	555	118,970
RLI Corp.	294	39,866
Safety Insurance Group, Inc.	465	35,772
Selective Insurance Group, Inc.	720	73,217
SiriusPoint Ltd. *	1,789	19,107
Stewart Information Services Corp.	1,464	69,174
Travelers Cos., Inc.	8,516	1,538,160
United Fire Group, Inc.	896	18,717
Universal Insurance Holdings, Inc.	1,932	32,767
Unum Group	6,428	276,404
W R Berkley Corp.	2,761	200,311
White Mountains Insurance Group Ltd.	51	78,128
Willis Towers Watson PLC	1,494	367,972
		20,845,091

Materials 3.7%
AdvanSix, Inc.	959	25,059
Air Products & Chemicals, Inc.	2,239	605,761
Albemarle Corp.	772	93,620
Alcoa Corp.	6,910	185,603
Alpha Metallurgical Resources, Inc.	238	66,773
Alto Ingredients, Inc. *	10,398	25,371
American Vanguard Corp.	712	6,679
AptarGroup, Inc.	1,014	128,666
Arch Resources, Inc.	470	78,001
Ashland, Inc.	934	74,645
ATI, Inc. *	805	35,380
Avery Dennison Corp.	1,227	238,652
Avient Corp.	2,312	79,417
Axalta Coating Systems Ltd. *	4,211	132,520
Balchem Corp.	272	33,924
Ball Corp.	5,831	322,396
Berry Global Group, Inc.	3,469	229,370
Cabot Corp.	1,112	84,401
Carpenter Technology Corp.	1,266	89,645
Celanese Corp.	3,574	495,571
Century Aluminum Co. *	1,960	15,406
CF Industries Holdings, Inc.	3,434	258,065
Chemours Co.	5,457	149,686
Clearwater Paper Corp. *	952	33,387
Cleveland-Cliffs, Inc. *	9,277	159,193
Coeur Mining, Inc. *	7,636	23,290
Commercial Metals Co.	2,932	132,908
Compass Minerals International, Inc.	1,241	30,131
Constellium SE *	3,772	65,633
Corteva, Inc.	7,849	354,775
Crown Holdings, Inc.	2,397	206,166
Dow, Inc.	20,357	1,053,475
DuPont de Nemours, Inc.	13,671	978,023
Eagle Materials, Inc.	648	117,320
Eastman Chemical Co.	5,124	429,545
Ecolab, Inc.	2,906	557,167
Ecovyst, Inc. *	2,186	20,811
Element Solutions, Inc.	4,006	83,966
FMC Corp.	1,514	81,241
Freeport-McMoRan, Inc.	18,454	688,703
Glatfelter Corp. *	7,795	11,459
Graphic Packaging Holding Co.	6,973	158,078
Greif, Inc., Class A	834	58,297
Hawkins, Inc.	396	24,330
HB Fuller Co.	1,059	80,145
Hecla Mining Co.	7,028	34,999
Huntsman Corp.	8,129	199,973
SECURITY	NUMBER OF SHARES	VALUE ($)
Ingevity Corp. *	786	30,489
Innospec, Inc.	522	54,847
International Flavors & Fragrances, Inc.	3,107	234,206
International Paper Co.	19,217	709,876
Kaiser Aluminum Corp.	684	40,000
Knife River Corp. *	1,309	78,121
Koppers Holdings, Inc.	961	43,408
Linde PLC	4,949	2,047,748
Livent Corp. *	591	8,132
Louisiana-Pacific Corp.	2,306	140,643
LyondellBasell Industries NV, Class A	10,055	956,230
Martin Marietta Materials, Inc.	609	282,935
Materion Corp.	382	43,208
Mativ Holdings, Inc.	2,571	30,081
Mercer International, Inc.	2,863	27,428
Minerals Technologies, Inc.	1,010	63,266
Mosaic Co.	7,902	283,603
Myers Industries, Inc.	840	14,801
NewMarket Corp.	161	85,412
Newmont Corp.	23,501	944,505
Nucor Corp.	6,872	1,168,034
O-I Glass, Inc. *	6,564	96,885
Olin Corp.	2,949	139,016
Olympic Steel, Inc.	643	36,349
Orion SA	1,723	41,059
Packaging Corp. of America	2,219	372,814
Pactiv Evergreen, Inc.	3,472	39,720
PPG Industries, Inc.	4,373	620,922
Quaker Chemical Corp.	154	27,534
Reliance Steel & Aluminum Co.	1,808	497,670
Royal Gold, Inc.	449	54,688
RPM International, Inc.	1,922	197,831
Ryerson Holding Corp.	558	17,281
Schnitzer Steel Industries, Inc., Class A	1,879	48,159
Scotts Miracle-Gro Co.	1,494	83,156
Sealed Air Corp.	4,092	136,591
Sensient Technologies Corp.	948	54,927
Sherwin-Williams Co.	1,690	471,172
Sonoco Products Co.	2,887	159,247
Southern Copper Corp.	1,092	78,548
Steel Dynamics, Inc.	4,462	531,558
Stepan Co.	670	55,322
Summit Materials, Inc., Class A *	2,356	81,730
SunCoke Energy, Inc.	4,218	39,270
Sylvamo Corp.	2,324	116,851
TimkenSteel Corp. *	1,624	33,000
TriMas Corp.	970	24,861
Trinseo PLC	4,749	27,449
Tronox Holdings PLC	4,709	60,040
U.S. Steel Corp.	13,276	476,608
Vulcan Materials Co.	1,243	265,455
Warrior Met Coal, Inc.	2,896	162,089
Westlake Corp.	752	96,549
Westrock Co.	16,999	699,849
Worthington Industries, Inc.	1,220	87,474
		22,256,273

Media & Entertainment 6.8%
Alphabet, Inc., Class A *	52,944	7,016,668
Alphabet, Inc., Class C *	47,752	6,394,948
AMC Entertainment Holdings, Inc., Class A *	346	2,301
AMC Networks, Inc., Class A *	5,299	80,757
Bumble, Inc., Class A *	847	11,740
Cable One, Inc.	105	55,868
Cargurus, Inc. *	732	15,826
Cars.com, Inc. *	973	18,117
Charter Communications, Inc., Class A *	5,300	2,120,689
Cinemark Holdings, Inc. *	4,183	59,608

Schwab Fundamental U.S. Broad Market Index ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Clear Channel Outdoor Holdings, Inc. *	43,545	63,140
Comcast Corp., Class A	123,218	5,161,602
DISH Network Corp., Class A *	24,886	91,083
Electronic Arts, Inc.	3,679	507,739
EW Scripps Co., Class A *	2,657	18,360
Fox Corp., Class A	12,695	375,010
Gannett Co., Inc. *	11,896	22,008
Gray Television, Inc.	6,498	50,230
IAC, Inc. *	1,033	49,408
iHeartMedia, Inc., Class A *	13,613	35,666
Interpublic Group of Cos., Inc.	6,847	210,477
John Wiley & Sons, Inc., Class A	1,322	39,938
Liberty Broadband Corp., Class C *	174	14,463
Liberty Media Corp.-Liberty Formula One, Class C *	886	56,403
Liberty Media Corp.-Liberty Live, Class C *	3,157	108,127
Liberty Media Corp.-Liberty SiriusXM, Class C *	11,930	321,991
Lions Gate Entertainment Corp., Class A *	6,876	60,715
Madison Square Garden Entertainment Corp. *	349	10,568
Match Group, Inc. *	1,560	50,513
Meta Platforms, Inc., Class A *	35,600	11,646,540
Netflix, Inc. *	1,458	691,048
New York Times Co., Class A	1,792	84,206
News Corp., Class A	11,129	245,283
Nexstar Media Group, Inc.	977	138,666
Omnicom Group, Inc.	4,978	401,376
Paramount Global, Class B	43,113	619,534
Pinterest, Inc., Class A *	1,444	49,197
Roku, Inc. *	451	46,994
Scholastic Corp.	962	36,546
Shutterstock, Inc.	330	14,490
Sinclair, Inc.	1,926	24,287
Sirius XM Holdings, Inc. (a)	14,330	67,064
Sphere Entertainment Co. *	262	8,966
Spotify Technology SA *	709	131,243
Taboola.com Ltd. *	3,373	11,637
Take-Two Interactive Software, Inc. *	1,230	194,586
TEGNA, Inc.	6,564	100,626
Thryv Holdings, Inc. *	1,275	22,682
Trade Desk, Inc., Class A *	309	21,772
TripAdvisor, Inc. *	2,504	44,646
Walt Disney Co. *	28,113	2,605,794
Warner Bros Discovery, Inc. *	35,974	375,928
WideOpenWest, Inc. *	2,187	8,748
Yelp, Inc. *	1,946	85,060
Ziff Davis, Inc. *	921	58,778
ZoomInfo Technologies, Inc. *	641	9,211
		40,768,871

Pharmaceuticals, Biotechnology & Life Sciences 5.1%
AbbVie, Inc.	17,701	2,520,445
Agilent Technologies, Inc.	2,431	310,682
Alkermes PLC *	851	20,543
Amgen, Inc.	9,978	2,690,468
Avantor, Inc. *	4,537	96,094
Azenta, Inc. *	527	29,707
Biogen, Inc. *	2,887	675,789
BioMarin Pharmaceutical, Inc. *	479	43,627
Bio-Rad Laboratories, Inc., Class A *	183	55,800
Bio-Techne Corp.	579	36,419
Bristol-Myers Squibb Co.	29,820	1,472,512
Bruker Corp.	851	55,392
Catalent, Inc. *	2,076	80,653
Charles River Laboratories International, Inc. *	414	81,591
Corcept Therapeutics, Inc. *	850	21,649
SECURITY	NUMBER OF SHARES	VALUE ($)
Danaher Corp.	3,503	782,255
Elanco Animal Health, Inc. *	7,179	84,569
Eli Lilly & Co.	2,477	1,464,006
Emergent BioSolutions, Inc. *	6,184	13,234
Exact Sciences Corp. *	267	17,088
Exelixis, Inc. *	2,908	63,423
Fortrea Holdings, Inc. *	2,178	64,120
Gilead Sciences, Inc.	26,018	1,992,979
Halozyme Therapeutics, Inc. *	328	12,664
ICON PLC, ADR *	518	138,275
Illumina, Inc. *	1,029	104,907
Incyte Corp. *	905	49,178
Innoviva, Inc. *	1,671	23,143
IQVIA Holdings, Inc. *	2,272	486,435
Jazz Pharmaceuticals PLC *	941	111,254
Johnson & Johnson	35,805	5,537,601
Medpace Holdings, Inc. *	123	33,299
Merck & Co., Inc.	28,706	2,941,791
Mettler-Toledo International, Inc. *	141	153,962
Moderna, Inc. *	1,302	101,165
Mural Oncology PLC *	84	303
Myriad Genetics, Inc. *	1,136	21,686
Neurocrine Biosciences, Inc. *	184	21,453
Organon & Co.	12,695	143,707
Perrigo Co. PLC	5,417	165,002
Pfizer, Inc.	114,896	3,500,881
Prestige Consumer Healthcare, Inc. *	723	41,464
Regeneron Pharmaceuticals, Inc. *	834	687,058
Repligen Corp. *	70	11,008
Revvity, Inc.	1,140	101,346
Royalty Pharma PLC, Class A	2,425	65,645
Seagen, Inc. *	166	35,393
Supernus Pharmaceuticals, Inc. *	534	14,552
Thermo Fisher Scientific, Inc.	2,623	1,300,378
United Therapeutics Corp. *	443	106,320
Vertex Pharmaceuticals, Inc. *	916	325,006
Viatris, Inc.	47,245	433,709
Waters Corp. *	710	199,233
West Pharmaceutical Services, Inc.	346	121,363
Zoetis, Inc.	2,591	457,752
		30,119,978

Real Estate Management & Development 0.2%
Anywhere Real Estate, Inc. *	20,288	109,149
CBRE Group, Inc., Class A *	6,265	494,684
CoStar Group, Inc. *	980	81,379
Cushman & Wakefield PLC *	5,608	46,042
DigitalBridge Group, Inc.	9,478	163,590
Douglas Elliman, Inc.	4,261	8,309
eXp World Holdings, Inc.	859	10,403
Howard Hughes Holdings, Inc. *	415	30,507
Jones Lang LaSalle, Inc. *	2,172	337,789
Kennedy-Wilson Holdings, Inc.	2,961	33,607
Marcus & Millichap, Inc.	678	23,330
Newmark Group, Inc., Class A	4,583	37,718
Opendoor Technologies, Inc. *	9,553	28,755
RMR Group, Inc., Class A	446	10,628
Zillow Group, Inc., Class C *	1,271	52,035
		1,467,925

Semiconductors & Semiconductor Equipment 4.9%
Advanced Micro Devices, Inc. *	4,864	589,322
Amkor Technology, Inc.	2,808	79,101
Analog Devices, Inc.	3,247	595,435
Applied Materials, Inc.	10,534	1,577,782
Axcelis Technologies, Inc. *	172	21,376
Broadcom, Inc.	3,654	3,382,617

Schwab Fundamental U.S. Broad Market Index ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Cirrus Logic, Inc. *	1,155	87,676
Cohu, Inc. *	443	14,056
Diodes, Inc. *	668	44,369
Enphase Energy, Inc. *	101	10,203
Entegris, Inc.	1,078	112,543
First Solar, Inc. *	638	100,664
FormFactor, Inc. *	1,012	38,031
GLOBALFOUNDRIES, Inc. *	312	16,751
Ichor Holdings Ltd. *	646	16,880
Intel Corp.	229,585	10,262,449
KLA Corp.	933	508,130
Kulicke & Soffa Industries, Inc.	943	48,583
Lam Research Corp.	1,531	1,096,074
Lattice Semiconductor Corp. *	220	12,881
Magnachip Semiconductor Corp. *	1,896	12,495
Marvell Technology, Inc.	3,613	201,352
Microchip Technology, Inc.	3,931	328,003
Micron Technology, Inc.	30,430	2,316,332
MKS Instruments, Inc.	1,148	94,767
Monolithic Power Systems, Inc.	101	55,421
NVIDIA Corp.	3,651	1,707,573
NXP Semiconductors NV	3,052	622,852
ON Semiconductor Corp. *	2,654	189,310
Onto Innovation, Inc. *	271	38,214
Photronics, Inc. *	1,685	35,604
Power Integrations, Inc.	471	35,989
Qorvo, Inc. *	2,784	268,656
QUALCOMM, Inc.	18,816	2,428,205
Semtech Corp. *	1,365	22,345
Silicon Laboratories, Inc. *	443	46,679
Skyworks Solutions, Inc.	3,164	306,687
SMART Global Holdings, Inc. *	1,107	18,443
SolarEdge Technologies, Inc. *	158	12,542
Synaptics, Inc. *	517	52,341
Teradyne, Inc.	2,111	194,698
Texas Instruments, Inc.	10,498	1,603,150
Ultra Clean Holdings, Inc. *	1,043	28,307
Universal Display Corp.	212	35,870
Wolfspeed, Inc. *	451	16,624
		29,287,382

Software & Services 5.7%
Accenture PLC, Class A	6,161	2,052,476
ACI Worldwide, Inc. *	2,036	54,443
Adobe, Inc. *	2,572	1,571,518
Akamai Technologies, Inc. *	2,374	274,268
Alarm.com Holdings, Inc. *	323	17,597
Amdocs Ltd.	2,695	225,760
ANSYS, Inc. *	398	116,757
AppLovin Corp., Class A *	783	29,347
Autodesk, Inc. *	691	150,935
Bentley Systems, Inc., Class B	687	35,765
Blackbaud, Inc. *	377	28,366
Cadence Design Systems, Inc. *	830	226,814
Cerence, Inc. *	939	16,235
Check Point Software Technologies Ltd. *	1,433	209,218
Cognizant Technology Solutions Corp., Class A	15,853	1,115,734
CommVault Systems, Inc. *	558	41,058
Consensus Cloud Solutions, Inc. *	495	9,118
Dolby Laboratories, Inc., Class A	795	68,473
Dropbox, Inc., Class A *	3,243	91,388
DXC Technology Co. *	12,508	289,310
Ebix, Inc.	1,478	5,823
Envestnet, Inc. *	472	17,950
EPAM Systems, Inc. *	328	84,686
Fair Isaac Corp. *	116	126,162
Fortinet, Inc. *	1,798	94,503
SECURITY	NUMBER OF SHARES	VALUE ($)
Gartner, Inc. *	388	168,718
Gen Digital, Inc.	9,617	212,343
Globant SA *	168	37,094
GoDaddy, Inc., Class A *	1,108	110,867
Guidewire Software, Inc. *	277	27,683
InterDigital, Inc.	636	63,549
International Business Machines Corp.	21,630	3,429,653
Intuit, Inc.	1,213	693,181
Kyndryl Holdings, Inc. *	25,148	453,418
LiveRamp Holdings, Inc. *	1,683	55,808
Manhattan Associates, Inc. *	299	66,692
Microsoft Corp.	44,146	16,727,361
NCR Voyix Corp. *	5,278	82,759
Oracle Corp.	22,482	2,612,633
Palantir Technologies, Inc., Class A *	1,396	27,990
Palo Alto Networks, Inc. *	711	209,809
Pegasystems, Inc.	444	23,079
Perficient, Inc. *	320	19,802
Progress Software Corp.	434	23,375
PTC, Inc. *	307	48,310
Qualys, Inc. *	188	34,750
Rackspace Technology, Inc. *	6,861	8,645
RingCentral, Inc., Class A *	1,275	36,287
Roper Technologies, Inc.	651	350,401
Salesforce, Inc. *	3,377	850,666
ServiceNow, Inc. *	155	106,290
Snowflake, Inc., Class A *	68	12,762
Splunk, Inc. *	733	111,079
SPS Commerce, Inc. *	62	10,681
Synopsys, Inc. *	442	240,108
Teradata Corp. *	2,001	94,547
Twilio, Inc., Class A *	658	42,559
Tyler Technologies, Inc. *	134	54,785
Unisys Corp. *	6,569	31,466
Verint Systems, Inc. *	509	12,506
VeriSign, Inc. *	511	108,434
Workday, Inc., Class A *	219	59,288
Zoom Video Communications, Inc., Class A *	792	53,721
		34,266,803

Technology Hardware & Equipment 7.0%
ADTRAN Holdings, Inc.	1,579	8,258
Advanced Energy Industries, Inc.	424	40,301
Amphenol Corp., Class A	4,801	436,843
Apple, Inc.	134,686	25,583,606
Arista Networks, Inc. *	775	170,275
Arrow Electronics, Inc. *	4,046	479,694
Avnet, Inc.	9,711	454,086
Badger Meter, Inc.	189	27,853
Belden, Inc.	656	43,585
Benchmark Electronics, Inc.	2,926	73,004
CDW Corp.	1,743	367,564
Ciena Corp. *	2,914	133,607
Cisco Systems, Inc.	94,483	4,571,087
Cognex Corp.	1,456	54,891
Coherent Corp. *	1,721	63,316
CommScope Holding Co., Inc. *	13,398	22,375
Comtech Telecommunications Corp.	1,594	18,825
Corning, Inc.	20,536	585,071
Crane NXT Co.	720	37,051
CTS Corp.	463	17,941
ePlus, Inc. *	839	53,260
F5, Inc. *	1,054	180,434
Fabrinet *	503	81,436
Flex Ltd. *	14,019	356,783
Hewlett Packard Enterprise Co.	70,380	1,190,126
HP, Inc.	35,687	1,047,057

Schwab Fundamental U.S. Broad Market Index ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Insight Enterprises, Inc. *	887	134,309
IPG Photonics Corp. *	633	60,616
Itron, Inc. *	717	48,311
Jabil, Inc.	3,730	430,144
Juniper Networks, Inc.	9,617	273,604
Keysight Technologies, Inc. *	1,014	137,792
Knowles Corp. *	2,214	35,136
Littelfuse, Inc.	294	68,443
Lumentum Holdings, Inc. *	1,082	46,310
Methode Electronics, Inc.	1,092	25,913
Motorola Solutions, Inc.	1,036	334,493
NetApp, Inc.	5,123	468,191
NETGEAR, Inc. *	2,294	31,290
NetScout Systems, Inc. *	1,753	35,200
Novanta, Inc. *	135	19,499
OSI Systems, Inc. *	358	44,138
PC Connection, Inc.	699	41,681
Plexus Corp. *	835	85,078
Pure Storage, Inc., Class A *	505	16,822
Rogers Corp. *	294	38,044
Sanmina Corp. *	2,917	146,171
ScanSource, Inc. *	2,177	72,777
Seagate Technology Holdings PLC	7,436	588,188
Stratasys Ltd. *	1,259	13,899
Super Micro Computer, Inc. *	561	153,417
TD SYNNEX Corp.	1,025	101,106
TE Connectivity Ltd.	4,669	611,639
Teledyne Technologies, Inc. *	300	120,888
Trimble, Inc. *	2,607	120,965
TTM Technologies, Inc. *	5,304	79,613
Viasat, Inc. *	1,896	38,773
Viavi Solutions, Inc. *	3,469	28,029
Vishay Intertechnology, Inc.	4,242	94,300
Vontier Corp.	3,115	105,069
Western Digital Corp. *	16,865	814,748
Xerox Holdings Corp.	12,806	179,156
Zebra Technologies Corp., Class A *	566	134,131
		41,876,212

Telecommunication Services 2.9%
AT&T, Inc.	432,194	7,161,455
ATN International, Inc.	370	11,263
Cogent Communications Holdings, Inc.	505	32,249
Consolidated Communications Holdings, Inc. *	9,147	39,332
EchoStar Corp., Class A *	2,281	23,882
Frontier Communications Parent, Inc. *	4,294	93,996
GCI Liberty, Inc. *(c)	188	0
Iridium Communications, Inc.	642	24,460
Liberty Global Ltd., Class C *	28,608	481,759
Liberty Latin America Ltd., Class C *	11,840	80,867
Lumen Technologies, Inc. *	349,282	457,559
Shenandoah Telecommunications Co.	1,571	34,986
Telephone & Data Systems, Inc.	14,327	282,242
T-Mobile U.S., Inc.	7,078	1,064,885
Verizon Communications, Inc.	194,268	7,446,293
		17,235,228

Transportation 2.1%
Air Transport Services Group, Inc. *	2,033	32,345
Alaska Air Group, Inc. *	915	34,596
American Airlines Group, Inc. *	5,049	62,759
ArcBest Corp.	848	101,073
Avis Budget Group, Inc. *	960	175,536
CH Robinson Worldwide, Inc.	3,917	321,390
Costamare, Inc.	1,695	17,136
Covenant Logistics Group, Inc.	460	19,582
SECURITY	NUMBER OF SHARES	VALUE ($)
CSX Corp.	41,222	1,331,471
Danaos Corp.	310	21,812
Daseke, Inc. *	10,439	45,723
Delta Air Lines, Inc.	3,892	143,732
Expeditors International of Washington, Inc.	3,158	380,034
FedEx Corp.	7,829	2,026,380
Forward Air Corp.	563	35,767
Genco Shipping & Trading Ltd.	737	11,438
Golden Ocean Group Ltd.	3,570	33,737
GXO Logistics, Inc. *	2,324	130,748
Heartland Express, Inc.	1,490	19,996
Hub Group, Inc., Class A *	1,160	87,638
JB Hunt Transport Services, Inc.	1,400	259,378
JetBlue Airways Corp. *	5,460	24,133
Kirby Corp. *	948	72,759
Knight-Swift Transportation Holdings, Inc.	3,820	205,440
Landstar System, Inc.	778	134,322
Lyft, Inc., Class A *	2,862	33,571
Marten Transport Ltd.	1,471	27,728
Matson, Inc.	285	27,294
Norfolk Southern Corp.	4,905	1,070,075
Old Dominion Freight Line, Inc.	734	285,570
RXO, Inc. *	3,844	80,570
Ryder System, Inc.	3,069	328,813
Saia, Inc. *	244	95,255
Schneider National, Inc., Class B	2,115	48,709
SkyWest, Inc. *	1,132	53,521
Southwest Airlines Co.	4,841	123,784
Spirit Airlines, Inc.	1,043	15,457
Star Bulk Carriers Corp.	1,031	21,919
Uber Technologies, Inc. *	4,256	239,953
U-Haul Holding Co., Non Voting Shares	1,566	84,799
Union Pacific Corp.	11,118	2,504,552
United Airlines Holdings, Inc. *	2,540	100,076
United Parcel Service, Inc., Class B	8,984	1,362,064
Werner Enterprises, Inc.	2,493	99,745
XPO, Inc. *	2,018	174,113
ZIM Integrated Shipping Services Ltd. (a)	7,729	54,103
		12,560,596

Utilities 3.2%
AES Corp.	18,458	317,662
ALLETE, Inc.	1,268	70,349
Alliant Energy Corp.	4,202	212,495
Ameren Corp.	4,489	348,302
American Electric Power Co., Inc.	10,425	829,309
American States Water Co.	334	26,687
American Water Works Co., Inc.	1,844	243,113
Atlantica Sustainable Infrastructure PLC	1,815	34,521
Atmos Energy Corp.	1,712	194,843
Avangrid, Inc.	1,700	52,479
Avista Corp.	1,989	67,527
Black Hills Corp.	1,591	82,080
California Water Service Group	652	32,972
CenterPoint Energy, Inc.	12,361	349,445
Chesapeake Utilities Corp.	234	22,370
Clearway Energy, Inc., Class C	1,267	31,637
CMS Energy Corp.	5,630	319,559
Consolidated Edison, Inc.	7,912	712,950
Constellation Energy Corp.	3,108	376,192
Dominion Energy, Inc.	19,319	875,923
DTE Energy Co.	4,123	429,246
Duke Energy Corp.	17,914	1,653,104
Edison International	8,134	544,897
Entergy Corp.	5,054	512,526
Essential Utilities, Inc.	2,136	76,063
Evergy, Inc.	7,044	359,526
Eversource Energy	6,776	402,562

Schwab Fundamental U.S. Broad Market Index ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Exelon Corp.	26,900	1,035,919
FirstEnergy Corp.	14,724	543,905
Hawaiian Electric Industries, Inc.	3,683	44,896
IDACORP, Inc.	848	81,832
MGE Energy, Inc.	461	33,999
National Fuel Gas Co.	1,795	91,168
New Jersey Resources Corp.	1,604	67,689
NextEra Energy, Inc.	18,908	1,106,307
NiSource, Inc.	8,261	211,812
Northwest Natural Holding Co.	774	28,344
Northwestern Energy Group, Inc.	1,376	69,227
NRG Energy, Inc.	9,487	453,858
OGE Energy Corp.	4,453	156,078
ONE Gas, Inc.	1,045	60,223
Ormat Technologies, Inc.	490	32,987
Otter Tail Corp.	635	48,457
PG&E Corp. *	9,614	165,072
Pinnacle West Capital Corp.	3,103	232,539
PNM Resources, Inc.	1,758	73,080
Portland General Electric Co.	2,287	93,904
PPL Corp.	23,187	605,644
Public Service Enterprise Group, Inc.	9,545	595,894
ReNew Energy Global PLC, Class A *	2,453	15,797
Sempra	8,653	630,544
SJW Group	294	19,298
Southern Co.	20,874	1,481,637
Southwest Gas Holdings, Inc.	1,803	106,575
Spire, Inc.	1,247	76,079
UGI Corp.	8,716	191,665
Unitil Corp.	355	17,210
Vistra Corp.	14,771	523,041
WEC Energy Group, Inc.	5,102	426,629
Xcel Energy, Inc.	10,069	612,598
		19,112,246
Total Common Stocks (Cost $484,092,178)		594,932,806

INVESTMENT COMPANIES 0.1% OF NET ASSETS

Equity Funds 0.1%
iShares Core S&P Total U.S. Stock Market ETF	2,900	290,928
Total Investment Companies (Cost $267,659)		290,928

SECURITY	NUMBER OF SHARES	VALUE ($)
SHORT-TERM INVESTMENTS 0.1% OF NET ASSETS

Money Market Funds 0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class 5.31% (d)	494,000	494,000
State Street Institutional U.S. Government Money Market Fund, Premier Class 5.31% (d)(e)	227,895	227,895
		721,895
Total Short-Term Investments (Cost $721,895)		721,895
Total Investments in Securities (Cost $485,081,732)		595,945,629

	NUMBER OF CONTRACTS	NOTIONAL AMOUNT ($)	CURRENT VALUE/ UNREALIZED APPRECIATION ($)
FUTURES CONTRACTS
Long
S&P 500 Index, e-mini, expires 12/15/23	6	1,373,025	26,041

*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $218,516.
(b)	Issuer is affiliated with the fund’s investment adviser.
(c)	Fair valued using significant unobservable inputs (see notes to portfolio holdings for additional information).
(d)	The rate shown is the annualized 7-day yield.
(e)	Security purchased with cash collateral received for securities on loan.

ADR —	American Depositary Receipt
ETF —	Exchange-traded fund
REIT —	Real Estate Investment Trust

Below is a summary of the fund’s transactions with affiliated issuers during the period ended November 30, 2023:
SECURITY	VALUE AT 2/28/23	PURCHASES	SALES	REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 11/30/23	BALANCE OF SHARES HELD AT 11/30/23	DIVIDENDS RECEIVED
COMMON STOCKS 0.1% OF NET ASSETS

Financial Services 0.1%
Charles Schwab Corp.	$446,326	$169,557	($10,621 )	($1,338 )	($77,921 )	$526,003	8,578	$5,403

Schwab Fundamental U.S. Broad Market Index ETF
Portfolio Holdings (Unaudited) continued

The following is a summary of the inputs used to value the fund’s investments as of November 30, 2023 (see notes to portfolio holdings for additional information):
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Common Stocks[1]	$543,624,313	$—	$—	$543,624,313
Health Care Equipment & Services	34,073,265	—	0 *	34,073,265
Telecommunication Services	17,235,228	—	0 *	17,235,228
Investment Companies[1]	290,928	—	—	290,928
Short-Term Investments[1]	721,895	—	—	721,895
Futures Contracts[2]	26,041	—	—	26,041
Total	$595,971,670	$—	$0	$595,971,670

*	Level 3 amount shown includes securities determined to have no value at November 30, 2023.
[1]	As categorized in the Portfolio Holdings.
[2]	Futures contracts are reported at cumulative unrealized appreciation or depreciation.

Schwab Strategic Trust
Schwab Fundamental U.S. Large Company Index ETF

Portfolio Holdings as of November 30, 2023 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports. You can also obtain this information at no cost by calling 1-866-414-6349 or by sending an email request to orders@mysummaryprospectus.com.

SECURITY	NUMBER OF SHARES	VALUE ($)
COMMON STOCKS 99.8% OF NET ASSETS

Automobiles & Components 1.4%
Adient PLC *	77,270	2,488,094
Aptiv PLC *	102,996	8,532,189
Autoliv, Inc.	54,622	5,659,932
BorgWarner, Inc.	179,315	6,041,122
Dana, Inc.	192,553	2,543,625
Ford Motor Co.	3,822,266	39,216,449
General Motors Co.	2,000,763	63,224,111
Gentex Corp.	145,169	4,414,589
Goodyear Tire & Rubber Co. *	577,801	8,025,656
Harley-Davidson, Inc.	86,994	2,608,950
Lear Corp.	71,291	9,535,171
Phinia, Inc.	35,563	906,857
Tesla, Inc. *	66,985	16,081,759
Thor Industries, Inc.	51,061	5,058,613
		174,337,117

Banks 6.7%
Bank of America Corp.	4,497,150	137,118,104
Citigroup, Inc.	2,899,472	133,665,659
Citizens Financial Group, Inc.	340,836	9,294,598
Comerica, Inc.	129,699	5,864,989
Credicorp Ltd.	40,549	5,090,116
East West Bancorp, Inc.	45,844	2,884,504
Fifth Third Bancorp	440,427	12,750,362
First Horizon Corp.	190,278	2,433,656
Huntington Bancshares, Inc.	577,103	6,498,180
JPMorgan Chase & Co.	1,550,090	241,938,047
KeyCorp	748,066	9,268,538
M&T Bank Corp.	89,402	11,458,654
New York Community Bancorp, Inc.	312,379	2,939,486
PNC Financial Services Group, Inc.	227,894	30,528,680
Popular, Inc.	53,681	3,961,121
Regions Financial Corp.	417,952	6,971,439
Synovus Financial Corp.	73,245	2,255,214
Truist Financial Corp.	649,624	20,878,915
U.S. Bancorp	955,825	36,436,049
Wells Fargo & Co.	3,294,721	146,911,609
Zions Bancorp NA	144,949	5,164,533
		834,312,453

Capital Goods 6.6%
3M Co.	397,035	39,334,257
A. O. Smith Corp.	49,969	3,765,664
Acuity Brands, Inc.	22,391	4,013,811
AECOM	64,915	5,768,347
AerCap Holdings NV *	54,583	3,723,652
AGCO Corp.	36,907	4,190,052
Air Lease Corp.	62,001	2,405,019
Allegion PLC	25,753	2,732,136
Allison Transmission Holdings, Inc.	90,155	4,821,489
SECURITY	NUMBER OF SHARES	VALUE ($)
AMETEK, Inc.	40,053	6,217,427
Boeing Co. *	172,651	39,991,151
Boise Cascade Co.	40,145	4,387,848
Carlisle Cos., Inc.	18,865	5,289,935
Carrier Global Corp.	292,306	15,188,220
Caterpillar, Inc.	178,366	44,719,924
Cummins, Inc.	84,211	18,876,738
Curtiss-Wright Corp.	14,212	3,039,947
Deere & Co.	64,864	23,637,090
Donaldson Co., Inc.	43,039	2,618,493
Dover Corp.	47,282	6,674,327
Eaton Corp. PLC	134,560	30,637,966
EMCOR Group, Inc.	26,993	5,736,552
Emerson Electric Co.	233,183	20,729,969
Fastenal Co.	144,468	8,663,746
Flowserve Corp.	68,912	2,636,573
Fluor Corp. *	89,279	3,395,280
Fortive Corp.	60,820	4,195,364
Fortune Brands Innovations, Inc.	76,956	5,266,099
General Dynamics Corp.	114,615	28,306,467
General Electric Co.	330,036	40,198,385
Graco, Inc.	34,640	2,798,219
Hexcel Corp.	34,497	2,390,987
Honeywell International, Inc.	232,575	45,566,094
Howmet Aerospace, Inc.	123,941	6,519,297
Hubbell, Inc.	14,119	4,235,700
Huntington Ingalls Industries, Inc.	25,831	6,122,464
IDEX Corp.	14,719	2,968,528
Illinois Tool Works, Inc.	86,940	21,057,737
Ingersoll Rand, Inc.	45,843	3,274,565
ITT, Inc.	30,492	3,301,369
Johnson Controls International PLC	279,134	14,738,275
L3Harris Technologies, Inc.	87,838	16,760,369
Lennox International, Inc.	9,695	3,942,569
Lincoln Electric Holdings, Inc.	16,139	3,196,490
Lockheed Martin Corp.	85,008	38,064,032
Masco Corp.	114,988	6,962,523
MasTec, Inc. *	32,545	1,973,529
MDU Resources Group, Inc.	125,061	2,393,668
Middleby Corp. *	16,366	2,065,880
MSC Industrial Direct Co., Inc., Class A	29,520	2,875,838
Mueller Industries, Inc.	63,736	2,646,956
Nordson Corp.	11,196	2,634,867
Northrop Grumman Corp.	52,564	24,976,310
nVent Electric PLC	57,693	3,072,152
Oshkosh Corp.	55,337	5,383,737
Otis Worldwide Corp.	73,054	6,267,303
Owens Corning	58,869	7,981,459
PACCAR, Inc.	216,374	19,867,461
Parker-Hannifin Corp.	34,121	14,780,535
Pentair PLC	69,663	4,496,050
Quanta Services, Inc.	40,062	7,544,075
Regal Rexnord Corp.	24,047	2,880,831
Resideo Technologies, Inc. *	133,888	2,199,780
Rockwell Automation, Inc.	27,642	7,613,712

Schwab Fundamental U.S. Large Company Index ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
RTX Corp.	381,154	31,056,428
Sensata Technologies Holding PLC	72,513	2,357,398
Snap-on, Inc.	23,197	6,371,984
Spirit AeroSystems Holdings, Inc., Class A *	110,961	3,050,318
Stanley Black & Decker, Inc.	124,116	11,282,144
Textron, Inc.	110,825	8,495,844
Timken Co.	31,422	2,274,953
Toro Co.	26,433	2,193,939
Trane Technologies PLC	53,576	12,076,566
TransDigm Group, Inc.	11,243	10,825,547
UFP Industries, Inc.	40,965	4,490,993
United Rentals, Inc.	28,913	13,763,166
Watsco, Inc.	11,159	4,265,305
WESCO International, Inc.	25,017	3,898,899
Westinghouse Air Brake Technologies Corp.	52,253	6,090,610
WW Grainger, Inc.	12,464	9,799,072
Xylem, Inc.	44,791	4,708,878
		831,717,333

Commercial & Professional Services 1.2%
ABM Industries, Inc.	60,853	2,494,364
ASGN, Inc. *	29,733	2,653,373
Automatic Data Processing, Inc.	73,423	16,881,416
Booz Allen Hamilton Holding Corp., Class A	40,904	5,118,318
Broadridge Financial Solutions, Inc.	27,730	5,374,629
CACI International, Inc., Class A *	10,444	3,352,002
Cintas Corp.	17,265	9,551,861
Concentrix Corp.	21,464	2,017,401
Copart, Inc. *	75,718	3,802,558
Equifax, Inc.	18,281	3,979,956
Genpact Ltd.	72,922	2,476,431
Jacobs Solutions, Inc.	56,536	7,190,248
KBR, Inc.	42,150	2,177,890
Leidos Holdings, Inc.	77,293	8,295,085
ManpowerGroup, Inc.	95,165	7,062,195
Maximus, Inc.	34,390	2,871,221
Paychex, Inc.	63,899	7,793,761
Republic Services, Inc.	53,703	8,691,294
Robert Half, Inc.	68,852	5,644,487
Science Applications International Corp.	29,243	3,433,421
SS&C Technologies Holdings, Inc.	67,996	3,825,455
TransUnion	38,976	2,288,671
Veralto Corp. *	26,196	2,023,641
Verisk Analytics, Inc.	23,733	5,729,858
Vestis Corp. *	59,906	1,096,879
Waste Management, Inc.	114,004	19,493,544
		145,319,959

Consumer Discretionary Distribution & Retail 4.3%
Academy Sports & Outdoors, Inc.	39,895	2,029,459
Advance Auto Parts, Inc.	56,285	2,858,715
Amazon.com, Inc. *	1,240,945	181,289,655
Asbury Automotive Group, Inc. *	12,621	2,648,138
AutoNation, Inc. *	43,306	5,858,003
AutoZone, Inc. *	2,584	6,744,059
Bath & Body Works, Inc.	121,002	3,947,085
Best Buy Co., Inc.	271,539	19,262,977
Big Lots, Inc. (a)	313,975	1,654,648
Burlington Stores, Inc. *	14,949	2,535,201
CarMax, Inc. *	116,050	7,420,237
Dick's Sporting Goods, Inc.	32,860	4,275,086
eBay, Inc.	436,092	17,884,133
Foot Locker, Inc.	142,170	3,828,638
SECURITY	NUMBER OF SHARES	VALUE ($)
Gap, Inc.	353,154	7,087,801
Genuine Parts Co.	48,347	6,419,515
Group 1 Automotive, Inc.	19,056	5,375,698
Home Depot, Inc.	297,394	93,230,045
Kohl's Corp.	471,776	11,063,147
Lithia Motors, Inc.	23,291	6,218,464
LKQ Corp.	137,308	6,114,325
Lowe's Cos., Inc.	217,970	43,338,975
Macy's, Inc.	463,787	7,355,662
Murphy USA, Inc.	15,173	5,607,182
Nordstrom, Inc.	160,446	2,506,166
ODP Corp. *	74,005	3,370,928
O'Reilly Automotive, Inc. *	13,645	13,404,575
Penske Automotive Group, Inc.	20,124	3,004,513
Pool Corp.	7,590	2,636,159
Qurate Retail, Inc. *	5,838,507	4,507,327
Ross Stores, Inc.	82,162	10,712,282
TJX Cos., Inc.	305,204	26,891,524
Tractor Supply Co.	29,021	5,891,553
Ulta Beauty, Inc. *	9,264	3,946,371
Williams-Sonoma, Inc.	36,027	6,756,504
		537,674,750

Consumer Durables & Apparel 1.6%
Brunswick Corp.	47,232	3,725,188
Capri Holdings Ltd. *	77,285	3,743,685
Carter's, Inc.	38,235	2,607,245
Deckers Outdoor Corp. *	6,495	4,312,485
DR Horton, Inc.	164,895	21,052,145
Garmin Ltd.	38,316	4,683,748
Hanesbrands, Inc. *	688,514	2,506,191
Hasbro, Inc.	67,639	3,139,126
KB Home	68,659	3,577,134
Leggett & Platt, Inc.	108,491	2,481,189
Lennar Corp., Class A	170,425	21,800,766
Lululemon Athletica, Inc. *	13,635	6,092,118
MDC Holdings, Inc.	56,510	2,501,132
Meritage Homes Corp.	29,806	4,211,588
Mohawk Industries, Inc. *	69,622	6,148,319
Newell Brands, Inc.	401,492	3,063,384
NIKE, Inc., Class B	283,968	31,313,151
NVR, Inc. *	1,376	8,469,817
Polaris, Inc.	32,941	2,716,644
PulteGroup, Inc.	185,054	16,362,475
PVH Corp.	75,729	7,404,782
Ralph Lauren Corp.	28,232	3,652,656
Skechers USA, Inc., Class A *	58,285	3,433,569
Tapestry, Inc.	119,548	3,786,085
Taylor Morrison Home Corp. *	92,130	4,155,063
Tempur Sealy International, Inc.	59,680	2,406,298
Toll Brothers, Inc.	77,660	6,670,217
Tri Pointe Homes, Inc. *	124,972	3,646,683
VF Corp.	360,796	6,036,117
Whirlpool Corp.	80,280	8,742,492
		204,441,492

Consumer Services 1.7%
Aramark	120,036	3,362,208
Booking Holdings, Inc. *	10,014	31,300,760
Carnival Corp. *	791,136	11,914,508
Chipotle Mexican Grill, Inc. *	2,268	4,994,703
Darden Restaurants, Inc.	38,752	6,063,525
Domino's Pizza, Inc.	14,018	5,507,532
Expedia Group, Inc. *	35,015	4,768,343
H&R Block, Inc.	68,703	3,120,490
Hilton Worldwide Holdings, Inc.	45,616	7,641,592
Las Vegas Sands Corp.	132,223	6,098,125

Schwab Fundamental U.S. Large Company Index ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Marriott International, Inc., Class A	54,862	11,120,527
McDonald's Corp.	171,814	48,424,058
MGM Resorts International	191,258	7,543,216
Penn Entertainment, Inc. *	85,437	2,098,333
Royal Caribbean Cruises Ltd. *	59,092	6,350,026
Service Corp. International	43,714	2,678,357
Starbucks Corp.	361,296	35,876,693
Travel & Leisure Co.	64,084	2,283,954
Vail Resorts, Inc.	10,166	2,209,173
Wynn Resorts Ltd.	27,397	2,312,855
Yum! Brands, Inc.	90,348	11,343,191
		217,012,169

Consumer Staples Distribution & Retail 3.2%
BJ's Wholesale Club Holdings, Inc. *	29,203	1,885,930
Casey's General Stores, Inc.	22,442	6,180,527
Costco Wholesale Corp.	129,539	76,782,947
Dollar General Corp.	95,417	12,511,077
Dollar Tree, Inc. *	76,052	9,399,267
Kroger Co.	790,564	34,998,268
Performance Food Group Co. *	94,158	6,124,978
SpartanNash Co.	105,501	2,338,957
Sprouts Farmers Market, Inc. *	84,695	3,648,661
Sysco Corp.	197,986	14,288,650
Target Corp.	337,244	45,126,620
U.S. Foods Holding Corp. *	200,335	8,780,683
United Natural Foods, Inc. *	109,450	1,592,497
Walgreens Boots Alliance, Inc.	1,529,745	30,503,115
Walmart, Inc.	941,795	146,628,063
		400,790,240

Energy 6.6%
Antero Resources Corp. *	94,564	2,234,547
APA Corp.	128,222	4,615,992
Baker Hughes Co.	643,296	21,711,240
Cheniere Energy, Inc.	33,542	6,109,675
Chevron Corp.	966,007	138,718,605
CNX Resources Corp. *	125,981	2,627,964
ConocoPhillips	469,936	54,310,503
Delek U.S. Holdings, Inc.	83,723	2,272,242
Devon Energy Corp.	169,615	7,627,587
Diamondback Energy, Inc.	24,885	3,842,493
EOG Resources, Inc.	194,856	23,980,928
Equitrans Midstream Corp.	315,110	2,955,732
Exxon Mobil Corp.	2,084,347	214,145,811
Halliburton Co.	282,180	10,449,125
Helmerich & Payne, Inc.	66,095	2,394,622
Hess Corp.	36,242	5,094,176
HF Sinclair Corp.	137,532	7,217,679
Kinder Morgan, Inc.	1,263,241	22,195,144
Marathon Oil Corp.	343,755	8,741,690
Marathon Petroleum Corp.	356,429	53,175,642
Murphy Oil Corp.	74,706	3,195,176
NOV, Inc.	191,610	3,606,100
Occidental Petroleum Corp.	275,936	16,321,614
ONEOK, Inc.	198,512	13,667,551
Ovintiv, Inc.	124,506	5,520,596
PBF Energy, Inc., Class A	87,712	3,894,413
Peabody Energy Corp.	106,527	2,539,604
Phillips 66	449,186	57,895,584
Pioneer Natural Resources Co.	51,784	11,995,246
Schlumberger NV	411,826	21,431,425
Southwestern Energy Co. *	343,574	2,264,153
Targa Resources Corp.	67,360	6,092,712
TechnipFMC PLC	178,672	3,702,084
Valero Energy Corp.	385,292	48,300,205
SECURITY	NUMBER OF SHARES	VALUE ($)
Williams Cos., Inc.	478,963	17,621,049
World Kinect Corp.	432,760	9,105,270
		821,574,179

Equity Real Estate Investment Trusts (REITs) 1.7%
Alexandria Real Estate Equities, Inc.	29,136	3,187,478
American Tower Corp.	77,005	16,077,104
AvalonBay Communities, Inc.	34,992	6,051,517
Boston Properties, Inc.	92,436	5,262,382
Brixmor Property Group, Inc.	130,700	2,812,664
Camden Property Trust	24,042	2,170,031
Crown Castle, Inc.	109,098	12,795,013
Digital Realty Trust, Inc.	75,463	10,472,755
Equinix, Inc.	13,845	11,283,813
Equity Residential	107,649	6,118,769
Essex Property Trust, Inc.	16,649	3,553,896
Extra Space Storage, Inc.	33,356	4,341,951
Gaming & Leisure Properties, Inc.	52,688	2,462,110
Healthpeak Properties, Inc.	181,810	3,148,949
Host Hotels & Resorts, Inc.	360,630	6,300,206
Invitation Homes, Inc.	106,540	3,554,174
Iron Mountain, Inc.	107,583	6,901,449
Kimco Realty Corp.	149,272	2,883,935
Lamar Advertising Co., Class A	27,755	2,811,304
Medical Properties Trust, Inc. (a)	272,416	1,321,218
Mid-America Apartment Communities, Inc.	26,569	3,307,309
NET Lease Office Properties *	2,536	41,464
Omega Healthcare Investors, Inc.	80,971	2,570,829
Park Hotels & Resorts, Inc.	272,573	4,042,258
Prologis, Inc.	84,041	9,658,832
Public Storage	22,485	5,818,219
Realty Income Corp.	65,446	3,531,466
Regency Centers Corp.	45,996	2,887,629
SBA Communications Corp.	9,877	2,439,224
Service Properties Trust	340,535	2,434,825
Simon Property Group, Inc.	107,330	13,404,444
SL Green Realty Corp.	89,381	3,268,663
Sun Communities, Inc.	21,730	2,810,558
UDR, Inc.	69,265	2,313,451
Ventas, Inc.	204,230	9,361,903
VICI Properties, Inc.	74,503	2,226,895
Vornado Realty Trust	199,928	4,706,305
Welltower, Inc.	144,007	12,831,024
Weyerhaeuser Co.	381,626	11,963,975
WP Carey, Inc.	38,514	2,397,111
		215,527,102

Financial Services 8.0%
Affiliated Managers Group, Inc.	27,024	3,663,103
AGNC Investment Corp.	276,473	2,438,492
Ally Financial, Inc.	496,163	14,497,883
American Express Co.	240,068	40,996,412
Ameriprise Financial, Inc.	43,652	15,431,419
Annaly Capital Management, Inc.	175,658	3,174,140
Apollo Global Management, Inc.	47,582	4,377,544
Bank of New York Mellon Corp.	577,124	27,886,632
Berkshire Hathaway, Inc., Class B *	798,762	287,554,320
BlackRock, Inc.	41,028	30,821,464
Blackstone, Inc.	115,654	12,996,040
Bread Financial Holdings, Inc.	149,314	4,195,723
Capital One Financial Corp.	429,455	47,952,945
Carlyle Group, Inc.	81,318	2,787,581
Cboe Global Markets, Inc.	18,638	3,395,657
Charles Schwab Corp. (b)	193,820	11,885,042
Chimera Investment Corp.	396,931	2,068,011
CME Group, Inc.	56,810	12,405,032

Schwab Fundamental U.S. Large Company Index ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Coinbase Global, Inc., Class A *	26,219	3,270,034
Discover Financial Services	228,624	21,262,032
Equitable Holdings, Inc.	159,648	4,899,597
Evercore, Inc., Class A	27,214	4,015,426
Fidelity National Information Services, Inc.	256,140	15,020,050
Fiserv, Inc. *	90,497	11,819,813
FleetCor Technologies, Inc. *	26,026	6,259,253
Franklin Resources, Inc.	278,119	6,897,351
Global Payments, Inc.	86,067	10,021,641
Goldman Sachs Group, Inc.	170,906	58,371,235
Intercontinental Exchange, Inc.	117,980	13,430,843
Invesco Ltd.	321,578	4,588,918
Jack Henry & Associates, Inc.	17,459	2,770,569
Janus Henderson Group PLC	115,004	3,011,955
Jefferies Financial Group, Inc.	136,430	4,835,079
KKR & Co., Inc.	155,979	11,829,447
Lazard Ltd., Class A	71,908	2,155,802
LPL Financial Holdings, Inc.	17,316	3,849,347
Mastercard, Inc., Class A	89,173	36,902,463
MGIC Investment Corp.	169,138	2,975,137
Moody's Corp.	24,464	8,928,381
Morgan Stanley	447,716	35,521,787
MSCI, Inc.	6,623	3,449,590
Nasdaq, Inc.	60,485	3,377,482
Navient Corp.	226,185	3,874,549
NCR Atleos Corp. *	59,537	1,322,317
Northern Trust Corp.	102,466	8,120,430
OneMain Holdings, Inc.	154,455	6,533,447
PayPal Holdings, Inc. *	302,027	17,399,775
Radian Group, Inc.	97,957	2,518,474
Raymond James Financial, Inc.	46,440	4,883,166
Rithm Capital Corp.	358,710	3,723,410
S&P Global, Inc.	42,878	17,829,959
SEI Investments Co.	48,273	2,832,177
SLM Corp.	241,770	3,633,803
Starwood Property Trust, Inc.	143,325	2,847,868
State Street Corp.	157,376	11,460,120
Synchrony Financial	867,630	28,076,507
T Rowe Price Group, Inc.	139,759	13,994,069
Visa, Inc., Class A	190,082	48,790,248
Voya Financial, Inc.	50,564	3,615,832
Western Union Co.	424,879	4,941,343
		994,388,166

Food, Beverage & Tobacco 3.3%
Altria Group, Inc.	1,014,328	42,642,349
Archer-Daniels-Midland Co.	405,172	29,873,332
Bunge Global SA	132,661	14,575,464
Campbell Soup Co.	88,375	3,550,908
Coca-Cola Co.	854,621	49,944,051
Coca-Cola Europacific Partners PLC	93,432	5,665,716
Conagra Brands, Inc.	248,238	7,022,653
Constellation Brands, Inc., Class A	41,748	10,039,977
Darling Ingredients, Inc. *	49,561	2,174,241
Flowers Foods, Inc.	98,074	2,040,920
General Mills, Inc.	216,327	13,771,377
Hershey Co.	24,798	4,660,040
Hormel Foods Corp.	123,369	3,773,858
Ingredion, Inc.	53,255	5,458,105
J M Smucker Co.	60,650	6,655,124
Kellanova	112,756	5,924,200
Keurig Dr Pepper, Inc.	267,596	8,448,006
Kraft Heinz Co.	399,771	14,035,960
Lamb Weston Holdings, Inc.	25,470	2,547,764
McCormick & Co., Inc., Non Voting Shares	56,226	3,645,132
Molson Coors Beverage Co., Class B	133,073	8,189,312
SECURITY	NUMBER OF SHARES	VALUE ($)
Mondelez International, Inc., Class A	449,282	31,925,979
Monster Beverage Corp. *	114,865	6,334,805
PepsiCo, Inc.	348,771	58,694,672
Philip Morris International, Inc.	566,368	52,876,116
Post Holdings, Inc. *	31,607	2,700,186
Tyson Foods, Inc., Class A	407,811	19,101,867
WK Kellogg Co.	28,076	314,451
		416,586,565

Health Care Equipment & Services 5.9%
Abbott Laboratories	367,347	38,310,619
Align Technology, Inc. *	11,752	2,512,578
Baxter International, Inc.	286,661	10,342,729
Becton Dickinson & Co.	62,197	14,689,688
Boston Scientific Corp. *	182,851	10,219,542
Cardinal Health, Inc.	144,542	15,477,557
Cencora, Inc.	20,564	4,182,101
Centene Corp. *	433,876	31,967,984
Chemed Corp.	4,485	2,542,995
Cigna Group	191,513	50,344,937
Cooper Cos., Inc.	8,665	2,919,412
CVS Health Corp.	1,305,326	88,696,902
DaVita, Inc. *	83,376	8,459,329
DENTSPLY SIRONA, Inc.	102,487	3,253,962
Edwards Lifesciences Corp. *	61,095	4,136,742
Elevance Health, Inc.	127,517	61,143,126
Encompass Health Corp.	42,472	2,767,900
HCA Healthcare, Inc.	92,640	23,204,467
Henry Schein, Inc. *	77,776	5,189,993
Hologic, Inc. *	64,838	4,622,949
Humana, Inc.	73,228	35,505,328
IDEXX Laboratories, Inc. *	6,752	3,145,217
Intuitive Surgical, Inc. *	27,699	8,609,957
Laboratory Corp. of America Holdings	49,473	10,731,188
McKesson Corp.	36,247	17,056,388
Medtronic PLC	580,774	46,037,955
Molina Healthcare, Inc. *	20,587	7,525,784
Owens & Minor, Inc. *	113,825	2,262,841
Patterson Cos., Inc.	76,806	1,951,640
Quest Diagnostics, Inc.	63,462	8,708,890
ResMed, Inc.	17,931	2,828,257
STERIS PLC	18,150	3,647,061
Stryker Corp.	55,805	16,536,696
Teleflex, Inc.	11,683	2,636,736
Tenet Healthcare Corp. *	90,725	6,260,932
UnitedHealth Group, Inc.	286,396	158,368,396
Universal Health Services, Inc., Class B	68,789	9,457,112
Zimmer Biomet Holdings, Inc.	60,025	6,981,508
		733,237,398

Household & Personal Products 1.3%
Church & Dwight Co., Inc.	64,416	6,224,518
Clorox Co.	34,413	4,933,103
Colgate-Palmolive Co.	239,139	18,836,979
Estee Lauder Cos., Inc., Class A	42,188	5,386,986
Kimberly-Clark Corp.	116,097	14,364,682
Procter & Gamble Co.	708,434	108,758,788
		158,505,056

Insurance 3.6%
Aflac, Inc.	320,519	26,510,126
Allstate Corp.	248,988	34,327,976
American Financial Group, Inc.	39,054	4,467,387
American International Group, Inc.	605,642	39,857,300

Schwab Fundamental U.S. Large Company Index ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Aon PLC, Class A	50,488	16,584,803
Arch Capital Group Ltd. *	85,091	7,121,266
Arthur J Gallagher & Co.	27,333	6,805,917
Assurant, Inc.	23,637	3,971,489
Assured Guaranty Ltd.	50,596	3,435,974
Brown & Brown, Inc.	40,997	3,064,116
Chubb Ltd.	152,672	35,027,537
Cincinnati Financial Corp.	70,509	7,247,620
CNO Financial Group, Inc.	189,074	5,010,461
Everest Group Ltd.	13,451	5,522,308
Fidelity National Financial, Inc.	169,724	7,610,424
First American Financial Corp.	89,821	5,353,332
Genworth Financial, Inc., Class A *	686,417	4,042,996
Globe Life, Inc.	40,540	4,991,690
Hanover Insurance Group, Inc.	23,582	2,931,243
Hartford Financial Services Group, Inc.	203,712	15,922,130
Kemper Corp.	50,064	2,214,331
Lincoln National Corp.	269,798	6,415,796
Loews Corp.	107,658	7,567,281
Markel Group, Inc. *	4,185	6,022,592
Marsh & McLennan Cos., Inc.	94,659	18,876,898
MetLife, Inc.	477,921	30,410,113
Old Republic International Corp.	204,383	5,990,466
Primerica, Inc.	15,581	3,264,375
Principal Financial Group, Inc.	121,851	8,996,259
Progressive Corp.	175,075	28,717,552
Prudential Financial, Inc.	309,824	30,294,591
Reinsurance Group of America, Inc.	34,885	5,688,348
RenaissanceRe Holdings Ltd.	12,591	2,699,007
Travelers Cos., Inc.	192,229	34,720,402
Unum Group	145,069	6,237,967
W R Berkley Corp.	62,724	4,550,626
Willis Towers Watson PLC	33,691	8,298,093
		450,770,792

Materials 3.5%
Air Products & Chemicals, Inc.	50,476	13,656,282
Albemarle Corp.	17,248	2,091,665
Alcoa Corp.	156,314	4,198,594
AptarGroup, Inc.	22,504	2,855,533
Avery Dennison Corp.	27,943	5,434,914
Axalta Coating Systems Ltd. *	95,747	3,013,158
Ball Corp.	132,141	7,306,076
Berry Global Group, Inc.	78,457	5,187,577
Celanese Corp.	80,870	11,213,434
CF Industries Holdings, Inc.	76,852	5,775,428
Chemours Co.	123,320	3,382,668
Cleveland-Cliffs, Inc. *	209,728	3,598,932
Commercial Metals Co.	64,995	2,946,223
Corteva, Inc.	176,074	7,958,545
Crown Holdings, Inc.	53,666	4,615,813
Dow, Inc.	459,640	23,786,370
DuPont de Nemours, Inc.	308,610	22,077,959
Eagle Materials, Inc.	14,591	2,641,701
Eastman Chemical Co.	115,224	9,659,228
Ecolab, Inc.	65,656	12,588,225
FMC Corp.	34,431	1,847,567
Freeport-McMoRan, Inc.	416,896	15,558,559
Graphic Packaging Holding Co.	157,223	3,564,245
Huntsman Corp.	183,615	4,516,929
International Flavors & Fragrances, Inc.	70,131	5,286,475
International Paper Co.	432,717	15,984,566
Knife River Corp. *	29,412	1,755,308
Linde PLC	111,661	46,201,972
Louisiana-Pacific Corp.	52,003	3,171,663
LyondellBasell Industries NV, Class A	227,224	21,609,002
SECURITY	NUMBER OF SHARES	VALUE ($)
Martin Marietta Materials, Inc.	13,825	6,422,957
Mosaic Co.	178,594	6,409,739
Newmont Corp.	530,243	21,310,466
Nucor Corp.	155,373	26,408,749
O-I Glass, Inc. *	148,619	2,193,616
Olin Corp.	66,623	3,140,608
Packaging Corp. of America	50,104	8,417,973
PPG Industries, Inc.	98,788	14,026,908
Reliance Steel & Aluminum Co.	40,812	11,233,911
RPM International, Inc.	43,525	4,480,028
Sealed Air Corp.	93,078	3,106,944
Sherwin-Williams Co.	38,077	10,615,868
Sonoco Products Co.	64,951	3,582,697
Steel Dynamics, Inc.	100,655	11,991,030
U.S. Steel Corp.	299,938	10,767,774
Vulcan Materials Co.	28,195	6,021,324
Warrior Met Coal, Inc.	65,172	3,647,677
Westrock Co.	382,561	15,750,036
		443,012,916

Media & Entertainment 7.1%
Alphabet, Inc., Class A *	1,194,622	158,323,254
Alphabet, Inc., Class C *	1,077,474	144,295,318
Charter Communications, Inc., Class A *	119,632	47,868,352
Comcast Corp., Class A	2,780,239	116,464,212
DISH Network Corp., Class A *	562,669	2,059,369
Electronic Arts, Inc.	83,241	11,488,090
Fox Corp., Class A	286,824	8,472,781
Interpublic Group of Cos., Inc.	154,319	4,743,766
Liberty Media Corp.-Liberty Live, Class C *	70,081	2,400,274
Liberty Media Corp.-Liberty SiriusXM, Class C *	269,703	7,279,284
Meta Platforms, Inc., Class A *	803,281	262,793,379
Netflix, Inc. *	32,787	15,540,054
News Corp., Class A	250,298	5,516,568
Nexstar Media Group, Inc.	21,898	3,107,983
Omnicom Group, Inc.	112,384	9,061,522
Paramount Global, Class B	973,514	13,989,396
Take-Two Interactive Software, Inc. *	27,913	4,415,837
TEGNA, Inc.	148,850	2,281,870
Walt Disney Co. *	634,330	58,796,048
Warner Bros Discovery, Inc. *	812,517	8,490,803
		887,388,160

Pharmaceuticals, Biotechnology & Life Sciences 5.3%
AbbVie, Inc.	399,708	56,914,422
Agilent Technologies, Inc.	54,460	6,959,988
Amgen, Inc.	225,188	60,719,692
Avantor, Inc. *	102,459	2,170,082
Biogen, Inc. *	65,423	15,314,216
Bristol-Myers Squibb Co.	671,762	33,171,607
Catalent, Inc. *	46,841	1,819,773
Danaher Corp.	79,018	17,645,510
Eli Lilly & Co.	55,889	33,032,635
Fortrea Holdings, Inc. *	49,132	1,446,446
Gilead Sciences, Inc.	587,395	44,994,457
ICON PLC, ADR *	11,692	3,121,062
Illumina, Inc. *	22,756	2,319,974
IQVIA Holdings, Inc. *	51,248	10,972,197
Jazz Pharmaceuticals PLC *	21,391	2,529,058
Johnson & Johnson	807,910	124,951,361
Merck & Co., Inc.	648,038	66,410,934
Mettler-Toledo International, Inc. *	3,187	3,479,981
Moderna, Inc. *	29,324	2,278,475
Organon & Co.	286,783	3,246,384

Schwab Fundamental U.S. Large Company Index ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Perrigo Co. PLC	122,117	3,719,684
Pfizer, Inc.	2,592,451	78,991,982
Regeneron Pharmaceuticals, Inc. *	18,753	15,448,909
Revvity, Inc.	25,915	2,303,843
Thermo Fisher Scientific, Inc.	59,177	29,337,589
United Therapeutics Corp. *	9,959	2,390,160
Vertex Pharmaceuticals, Inc. *	20,632	7,320,440
Viatris, Inc.	1,062,563	9,754,328
Waters Corp. *	16,093	4,515,857
West Pharmaceutical Services, Inc.	7,866	2,759,078
Zoetis, Inc.	58,308	10,301,274
		660,341,398

Real Estate Management & Development 0.2%
Anywhere Real Estate, Inc. *	458,114	2,464,653
CBRE Group, Inc., Class A *	142,237	11,231,034
DigitalBridge Group, Inc.	214,318	3,699,129
Jones Lang LaSalle, Inc. *	48,754	7,582,222
		24,977,038

Semiconductors & Semiconductor Equipment 5.1%
Advanced Micro Devices, Inc. *	109,826	13,306,518
Analog Devices, Inc.	73,480	13,474,762
Applied Materials, Inc.	237,421	35,560,917
Broadcom, Inc.	82,450	76,326,439
First Solar, Inc. *	14,364	2,266,352
Intel Corp.	5,180,249	231,557,130
KLA Corp.	21,183	11,536,686
Lam Research Corp.	34,492	24,693,513
Marvell Technology, Inc.	81,721	4,554,311
Microchip Technology, Inc.	88,213	7,360,493
Micron Technology, Inc.	686,656	52,268,255
MKS Instruments, Inc.	25,895	2,137,632
NVIDIA Corp.	82,525	38,596,943
NXP Semiconductors NV	68,964	14,074,173
ON Semiconductor Corp. *	60,166	4,291,641
Qorvo, Inc. *	62,938	6,073,517
QUALCOMM, Inc.	424,503	54,782,112
Skyworks Solutions, Inc.	71,540	6,934,372
Teradyne, Inc.	47,583	4,388,580
Texas Instruments, Inc.	237,082	36,204,792
		640,389,138

Software & Services 5.9%
Accenture PLC, Class A	138,959	46,292,801
Adobe, Inc. *	58,110	35,505,791
Akamai Technologies, Inc. *	53,528	6,184,090
Amdocs Ltd.	60,575	5,074,368
ANSYS, Inc. *	8,990	2,637,307
Autodesk, Inc. *	15,482	3,381,733
Cadence Design Systems, Inc. *	18,812	5,140,755
Check Point Software Technologies Ltd. *	32,177	4,697,842
Cognizant Technology Solutions Corp., Class A	357,053	25,129,390
DXC Technology Co. *	282,275	6,529,021
Fortinet, Inc. *	41,103	2,160,374
Gartner, Inc. *	8,892	3,866,597
Gen Digital, Inc.	217,260	4,797,101
International Business Machines Corp.	488,130	77,397,893
Intuit, Inc.	27,378	15,645,432
Kyndryl Holdings, Inc. *	567,745	10,236,443
Microsoft Corp.	996,088	377,427,704
NCR Voyix Corp. *	119,214	1,869,276
Oracle Corp.	507,573	58,985,058
SECURITY	NUMBER OF SHARES	VALUE ($)
Palo Alto Networks, Inc. *	16,147	4,764,818
Roper Technologies, Inc.	14,621	7,869,753
Salesforce, Inc. *	76,168	19,186,719
Synopsys, Inc. *	9,910	5,383,409
VeriSign, Inc. *	11,691	2,480,830
		732,644,505

Technology Hardware & Equipment 7.3%
Amphenol Corp., Class A	108,443	9,867,229
Apple, Inc.	3,038,988	577,255,771
Arista Networks, Inc. *	17,367	3,815,704
Arrow Electronics, Inc. *	91,366	10,832,353
Avnet, Inc.	218,925	10,236,933
CDW Corp.	39,402	8,309,094
Ciena Corp. *	65,532	3,004,642
Cisco Systems, Inc.	2,131,875	103,140,112
Corning, Inc.	463,622	13,208,591
F5, Inc. *	24,086	4,123,282
Flex Ltd. *	318,118	8,096,103
Hewlett Packard Enterprise Co.	1,588,660	26,864,241
HP, Inc.	805,228	23,625,389
Insight Enterprises, Inc. *	20,159	3,052,476
Jabil, Inc.	84,258	9,716,633
Juniper Networks, Inc.	216,281	6,153,194
Keysight Technologies, Inc. *	22,594	3,070,299
Motorola Solutions, Inc.	23,450	7,571,301
NetApp, Inc.	115,587	10,563,496
Sanmina Corp. *	65,566	3,285,512
Seagate Technology Holdings PLC	167,280	13,231,848
TD SYNNEX Corp.	23,172	2,285,686
TE Connectivity Ltd.	105,212	13,782,772
Teledyne Technologies, Inc. *	6,871	2,768,738
Trimble, Inc. *	58,740	2,725,536
Vishay Intertechnology, Inc.	95,369	2,120,053
Western Digital Corp. *	380,831	18,397,946
Xerox Holdings Corp.	287,855	4,027,091
Zebra Technologies Corp., Class A *	12,730	3,016,755
		908,148,780

Telecommunication Services 3.0%
AT&T, Inc.	9,751,810	161,587,492
Liberty Global Ltd., Class C *	645,541	10,870,911
Lumen Technologies, Inc. *	7,884,885	10,329,199
Telephone & Data Systems, Inc.	323,616	6,375,235
T-Mobile U.S., Inc.	159,752	24,034,688
Verizon Communications, Inc.	4,383,363	168,014,304
		381,211,829

Transportation 2.0%
Avis Budget Group, Inc. *	21,573	3,944,623
CH Robinson Worldwide, Inc.	87,971	7,218,021
CSX Corp.	929,776	30,031,765
Delta Air Lines, Inc.	88,032	3,251,022
Expeditors International of Washington, Inc.	71,153	8,562,552
FedEx Corp.	176,619	45,714,296
GXO Logistics, Inc. *	52,266	2,940,485
JB Hunt Transport Services, Inc.	31,884	5,907,149
Knight-Swift Transportation Holdings, Inc.	86,189	4,635,244
Landstar System, Inc.	17,350	2,995,477
Norfolk Southern Corp.	110,617	24,132,205
Old Dominion Freight Line, Inc.	16,735	6,510,919
Ryder System, Inc.	68,863	7,377,982
Southwest Airlines Co.	109,404	2,797,460
Uber Technologies, Inc. *	97,066	5,472,581

Schwab Fundamental U.S. Large Company Index ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Union Pacific Corp.	250,839	56,506,502
United Airlines Holdings, Inc. *	57,300	2,257,620
United Parcel Service, Inc., Class B	202,851	30,754,240
Werner Enterprises, Inc.	56,750	2,270,567
ZIM Integrated Shipping Services Ltd. (a)	175,150	1,226,050
		254,506,760

Utilities 3.3%
AES Corp.	418,318	7,199,253
Alliant Energy Corp.	95,724	4,840,763
Ameren Corp.	101,096	7,844,039
American Electric Power Co., Inc.	235,584	18,740,707
American Water Works Co., Inc.	41,790	5,509,594
Atmos Energy Corp.	39,020	4,440,866
Black Hills Corp.	36,291	1,872,253
CenterPoint Energy, Inc.	280,042	7,916,787
CMS Energy Corp.	128,269	7,280,548
Consolidated Edison, Inc.	178,659	16,098,962
Constellation Energy Corp.	70,534	8,537,435
Dominion Energy, Inc.	436,073	19,771,550
DTE Energy Co.	92,701	9,651,101
Duke Energy Corp.	403,777	37,260,542
Edison International	182,864	12,250,059
Entergy Corp.	113,786	11,539,038
Evergy, Inc.	159,711	8,151,649
Eversource Energy	152,742	9,074,402
Exelon Corp.	607,287	23,386,622
FirstEnergy Corp.	332,387	12,278,376
National Fuel Gas Co.	40,882	2,076,397
NextEra Energy, Inc.	426,764	24,969,962
NiSource, Inc.	185,866	4,765,604
NRG Energy, Inc.	215,344	10,302,057
OGE Energy Corp.	101,146	3,545,167
PG&E Corp. *	217,255	3,730,268
Pinnacle West Capital Corp.	69,522	5,209,979
Portland General Electric Co.	50,493	2,073,243
PPL Corp.	521,920	13,632,550
Public Service Enterprise Group, Inc.	214,673	13,402,035
Sempra	194,863	14,199,667
Southern Co.	471,042	33,434,561
Southwest Gas Holdings, Inc.	40,906	2,417,954
UGI Corp.	196,746	4,326,445
Vistra Corp.	331,460	11,736,999
SECURITY	NUMBER OF SHARES	VALUE ($)
WEC Energy Group, Inc.	114,673	9,588,956
Xcel Energy, Inc.	226,870	13,802,771
		406,859,161
Total Common Stocks (Cost $11,057,390,332)		12,475,674,456

SHORT-TERM INVESTMENTS 0.1% OF NET ASSETS

Money Market Funds 0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class 5.31% (c)	11,111,346	11,111,346
State Street Institutional U.S. Government Money Market Fund, Premier Class 5.31% (c)(d)	3,213,630	3,213,630
		14,324,976
Total Short-Term Investments (Cost $14,324,976)		14,324,976
Total Investments in Securities (Cost $11,071,715,308)		12,489,999,432

	NUMBER OF CONTRACTS	NOTIONAL AMOUNT ($)	CURRENT VALUE/ UNREALIZED APPRECIATION ($)
FUTURES CONTRACTS
Long
S&P 500 Index, e-mini, expires 12/15/23	122	27,918,175	287,017

*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $3,099,479.
(b)	Issuer is affiliated with the fund’s investment adviser.
(c)	The rate shown is the annualized 7-day yield.
(d)	Security purchased with cash collateral received for securities on loan.

ADR —	American Depositary Receipt

Below is a summary of the fund’s transactions with affiliated issuers during the period ended November 30, 2023:
SECURITY	VALUE AT 2/28/23	PURCHASES	SALES	REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 11/30/23	BALANCE OF SHARES HELD AT 11/30/23	DIVIDENDS RECEIVED
COMMON STOCKS 0.1% OF NET ASSETS

Financial Services 0.1%
Charles Schwab Corp.	$10,378,944	$3,746,615	($334,540 )	($122,951 )	($1,783,026 )	$11,885,042	193,820	$125,734

Schwab Fundamental U.S. Large Company Index ETF
Portfolio Holdings (Unaudited) continued

The following is a summary of the inputs used to value the fund’s investments as of November 30, 2023 (see notes to portfolio holdings for additional information):
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Common Stocks[1]	$12,475,674,456	$—	$—	$12,475,674,456
Short-Term Investments[1]	14,324,976	—	—	14,324,976
Futures Contracts[2]	287,017	—	—	287,017
Total	$12,490,286,449	$—	$—	$12,490,286,449

[1]	As categorized in the Portfolio Holdings.
[2]	Futures contracts are reported at cumulative unrealized appreciation or depreciation.

Schwab Strategic Trust
Schwab Fundamental U.S. Small Company Index ETF

Portfolio Holdings as of November 30, 2023 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports. You can also obtain this information at no cost by calling 1-866-414-6349 or by sending an email request to orders@mysummaryprospectus.com.

SECURITY	NUMBER OF SHARES	VALUE ($)
COMMON STOCKS 99.6% OF NET ASSETS

Automobiles & Components 1.4%
American Axle & Manufacturing Holdings, Inc. *	1,372,602	9,553,310
Cooper-Standard Holdings, Inc. *	759,894	13,480,519
Dorman Products, Inc. *	79,469	5,724,947
Fox Factory Holding Corp. *	45,617	2,851,519
Gentherm, Inc. *	106,426	4,887,082
LCI Industries	113,272	12,291,145
Modine Manufacturing Co. *	214,299	10,543,511
Patrick Industries, Inc.	120,874	9,916,503
Standard Motor Products, Inc.	161,440	5,806,997
Stoneridge, Inc. *	171,017	2,736,272
Visteon Corp. *	93,293	11,071,080
Winnebago Industries, Inc.	165,958	10,725,865
		99,588,750

Banks 7.8%
1st Source Corp.	51,279	2,478,314
Ameris Bancorp	139,128	5,924,070
Associated Banc-Corp.	634,144	11,249,715
Axos Financial, Inc. *	126,007	4,822,288
BancFirst Corp.	21,454	1,858,560
Bank of Hawaii Corp. (a)	145,679	8,459,580
Bank of NT Butterfield & Son Ltd.	188,330	5,222,391
Bank OZK	304,617	12,751,268
BankUnited, Inc.	533,660	14,723,679
Banner Corp.	119,785	5,407,095
BOK Financial Corp.	77,569	5,567,127
Brookline Bancorp, Inc.	272,837	2,600,137
Cadence Bank	438,578	10,986,379
Capitol Federal Financial, Inc.	662,809	3,572,541
Cathay General Bancorp	234,340	8,595,591
Central Pacific Financial Corp.	147,105	2,584,635
City Holding Co.	29,343	2,824,851
Columbia Banking System, Inc.	635,682	14,258,347
Commerce Bancshares, Inc.	210,243	10,631,989
Community Bank System, Inc.	116,493	5,167,629
ConnectOne Bancorp, Inc.	93,592	1,840,019
Cullen/Frost Bankers, Inc.	112,337	11,041,604
Customers Bancorp, Inc. *	109,996	4,957,520
CVB Financial Corp.	336,019	6,008,020
Eagle Bancorp, Inc.	150,825	3,580,585
Eastern Bankshares, Inc.	226,309	2,706,656
Enterprise Financial Services Corp.	63,874	2,504,500
First BanCorp	420,955	6,314,325
First Bancorp/Southern Pines NC	67,550	2,117,017
First Busey Corp.	170,215	3,693,665
First Citizens BancShares, Inc., Class A	12,431	18,247,341
First Commonwealth Financial Corp.	269,965	3,609,432
First Financial Bancorp	295,576	5,973,591
First Financial Bankshares, Inc.	152,867	4,012,759
First Hawaiian, Inc.	571,772	11,235,320
SECURITY	NUMBER OF SHARES	VALUE ($)
First Interstate BancSystem, Inc., Class A	206,572	5,348,149
First Merchants Corp.	149,187	4,575,565
FNB Corp.	1,079,751	12,946,214
Fulton Financial Corp.	549,161	7,814,561
Glacier Bancorp, Inc.	216,922	7,295,087
Hancock Whitney Corp.	262,367	10,822,639
Hanmi Financial Corp.	126,272	2,101,166
Heartland Financial USA, Inc.	116,496	3,603,221
Heritage Financial Corp.	112,055	1,996,820
Hilltop Holdings, Inc.	256,943	7,566,971
HomeStreet, Inc.	264,094	1,782,635
Hope Bancorp, Inc.	645,613	6,327,007
Independent Bank Corp.	76,205	4,345,209
Independent Bank Group, Inc.	92,683	3,584,978
International Bancshares Corp.	135,534	6,081,411
Kearny Financial Corp.	311,252	2,458,891
Lakeland Bancorp, Inc.	112,753	1,397,010
Lakeland Financial Corp.	43,175	2,398,371
NBT Bancorp, Inc.	111,904	3,975,949
Northwest Bancshares, Inc.	395,347	4,404,166
OceanFirst Financial Corp.	152,783	2,117,572
OFG Bancorp	138,726	4,655,645
Old National Bancorp	627,065	9,336,998
Pacific Premier Bancorp, Inc.	228,342	5,142,262
Park National Corp.	36,336	4,033,296
Pathward Financial, Inc.	69,551	3,449,034
Pinnacle Financial Partners, Inc.	147,258	10,686,513
Premier Financial Corp.	97,613	1,949,332
Prosperity Bancshares, Inc.	202,436	12,208,915
Provident Financial Services, Inc.	245,279	3,733,146
Renasant Corp.	165,960	4,520,750
S&T Bancorp, Inc.	115,200	3,224,448
Sandy Spring Bancorp, Inc.	162,536	3,579,043
Simmons First National Corp., Class A	436,238	6,975,446
Southside Bancshares, Inc.	97,111	2,663,755
SouthState Corp.	125,304	9,278,761
Texas Capital Bancshares, Inc. *	128,788	7,067,885
Tompkins Financial Corp.	42,322	2,241,796
Towne Bank	181,258	4,759,835
TriCo Bancshares	63,525	2,186,530
Trustmark Corp.	246,046	5,636,914
UMB Financial Corp.	114,324	8,192,458
United Bankshares, Inc.	325,331	10,771,709
United Community Banks, Inc.	196,256	4,837,710
Valley National Bancorp	1,175,444	10,696,540
Veritex Holdings, Inc.	119,072	2,279,038
WaFd, Inc.	323,666	8,651,592
Washington Trust Bancorp, Inc.	72,259	1,932,206
Webster Financial Corp.	265,184	11,893,502
WesBanco, Inc.	211,654	5,634,229
Westamerica BanCorp	57,266	2,903,959
Western Alliance Bancorp	213,410	10,930,860

Schwab Fundamental U.S. Small Company Index ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Wintrust Financial Corp.	143,034	12,253,723
WSFS Financial Corp.	108,768	4,195,182
		532,975,144

Capital Goods 11.8%
AAON, Inc.	64,212	4,019,671
AAR Corp. *	166,130	11,512,809
Advanced Drainage Systems, Inc.	63,553	7,696,904
Alamo Group, Inc.	29,870	5,487,119
Albany International Corp., Class A	74,906	6,428,433
American Woodmark Corp. *	138,666	10,039,418
API Group Corp. *	359,442	10,909,065
Apogee Enterprises, Inc.	159,411	7,189,436
Applied Industrial Technologies, Inc.	93,151	14,910,681
Arcosa, Inc.	172,518	12,800,836
Argan, Inc.	74,230	3,462,087
Armstrong World Industries, Inc.	149,114	12,646,358
Astec Industries, Inc.	143,165	4,451,000
Atkore, Inc. *	68,270	8,868,273
AZEK Co., Inc. *	151,405	5,221,958
AZZ, Inc.	151,527	7,450,583
Barnes Group, Inc.	262,173	6,916,124
Beacon Roofing Supply, Inc. *	209,329	16,821,678
BWX Technologies, Inc.	208,060	16,234,922
Columbus McKinnon Corp.	109,472	3,822,762
Comfort Systems USA, Inc.	67,935	13,150,857
Construction Partners, Inc., Class A *	87,313	3,663,653
Core & Main, Inc., Class A *	131,473	4,605,499
Crane Co.	119,151	12,591,878
CSW Industrials, Inc.	19,327	3,427,257
Douglas Dynamics, Inc.	81,271	2,220,324
Ducommun, Inc. *	41,734	2,102,559
DXP Enterprises, Inc. *	108,976	3,190,817
Dycom Industries, Inc. *	140,561	14,600,071
Encore Wire Corp.	64,369	11,863,207
Enerpac Tool Group Corp.	109,023	2,976,328
EnerSys	164,661	14,569,205
Enpro Industries, Inc.	53,755	6,903,755
Esab Corp.	126,592	9,766,573
ESCO Technologies, Inc.	52,125	5,472,082
Federal Signal Corp.	130,373	8,987,915
Franklin Electric Co., Inc.	95,306	8,482,234
FTAI Aviation Ltd.	166,675	6,868,677
Gates Industrial Corp. PLC *	510,673	6,260,851
GATX Corp.	138,507	15,097,263
Generac Holdings, Inc. *	122,845	14,381,464
Gibraltar Industries, Inc. *	105,742	7,104,805
GMS, Inc. *	183,244	12,394,624
Gorman-Rupp Co.	108,307	3,420,335
GrafTech International Ltd.	2,431,106	6,004,832
Granite Construction, Inc.	275,826	12,674,205
Great Lakes Dredge & Dock Corp. *	445,187	2,991,657
Greenbrier Cos., Inc.	340,484	12,839,652
Griffon Corp.	151,090	7,030,218
H&E Equipment Services, Inc.	160,167	7,097,000
HEICO Corp.	78,841	13,484,176
Herc Holdings, Inc.	85,428	10,564,026
Hillenbrand, Inc.	213,117	8,256,153
Hillman Solutions Corp. *	337,950	2,473,794
JELD-WEN Holding, Inc. *	1,072,200	17,133,756
John Bean Technologies Corp.	73,490	7,591,517
Kadant, Inc.	19,566	5,099,291
Kaman Corp.	261,536	5,301,335
Kennametal, Inc.	443,434	10,336,447
Kratos Defense & Security Solutions, Inc. *	257,194	4,899,546
Lindsay Corp.	21,116	2,519,350
Manitowoc Co., Inc. *	378,004	5,416,797
SECURITY	NUMBER OF SHARES	VALUE ($)
Masonite International Corp. *	125,966	11,192,079
McGrath RentCorp	60,571	6,159,465
Mercury Systems, Inc. *	95,801	3,285,016
Moog, Inc., Class A	115,960	16,235,560
MRC Global, Inc. *	657,360	6,797,102
Mueller Water Products, Inc., Class A	493,699	6,561,260
MYR Group, Inc. *	59,697	7,427,501
National Presto Industries, Inc.	37,348	2,790,643
NOW, Inc. *	903,939	9,012,272
PGT Innovations, Inc. *	157,109	5,057,339
Primoris Services Corp.	404,995	12,295,648
Proto Labs, Inc. *	141,309	5,115,386
Quanex Building Products Corp.	192,350	5,922,456
RBC Bearings, Inc. *	22,884	5,898,122
REV Group, Inc.	298,184	4,708,325
Rush Enterprises, Inc., Class A	399,296	15,840,072
Shyft Group, Inc.	157,355	1,741,920
Simpson Manufacturing Co., Inc.	95,412	15,930,942
SiteOne Landscape Supply, Inc. *	70,755	9,963,719
SPX Technologies, Inc. *	61,766	5,269,257
Standex International Corp.	33,476	4,479,758
Sterling Infrastructure, Inc. *	73,132	4,644,613
Tennant Co.	65,035	5,568,297
Terex Corp.	264,446	13,090,077
Textainer Group Holdings Ltd.	143,484	7,063,717
Titan Machinery, Inc. *	117,766	2,692,131
TPI Composites, Inc. *(a)	314,845	664,323
Trex Co., Inc. *	146,334	10,282,890
Trinity Industries, Inc.	446,420	11,142,643
Tutor Perini Corp. *	1,328,028	11,115,594
Valmont Industries, Inc.	48,179	10,578,663
Vertiv Holdings Co. *	261,210	11,404,429
Wabash National Corp.	307,972	6,750,746
Watts Water Technologies, Inc., Class A	53,446	10,288,889
WillScot Mobile Mini Holdings Corp. *	143,171	5,973,094
Woodward, Inc.	136,255	18,418,951
Zurn Elkay Water Solutions Corp., Class C	148,337	4,367,041
		808,436,042

Commercial & Professional Services 5.9%
ACCO Brands Corp.	1,341,865	7,219,234
Barrett Business Services, Inc.	26,496	2,913,235
BrightView Holdings, Inc. *	610,175	4,661,737
Brink's Co.	137,564	10,853,800
Casella Waste Systems, Inc., Class A *	39,301	3,178,665
CBIZ, Inc. *	96,255	5,572,202
Ceridian HCM Holding, Inc. *	38,735	2,668,842
Cimpress PLC *	144,647	10,196,167
Clarivate PLC *	593,095	4,602,417
Clean Harbors, Inc. *	103,633	16,753,311
Conduent, Inc. *	1,899,895	5,775,681
CoreCivic, Inc. *	1,381,291	19,987,281
CRA International, Inc.	16,209	1,536,127
CSG Systems International, Inc.	104,544	5,142,519
Deluxe Corp.	603,427	11,036,680
Dun & Bradstreet Holdings, Inc.	564,335	5,976,308
Ennis, Inc.	124,307	2,639,038
Enviri Corp. *	812,280	4,792,452
ExlService Holdings, Inc. *	207,217	5,878,746
Exponent, Inc.	44,826	3,449,809
FTI Consulting, Inc. *	87,112	19,204,712
GEO Group, Inc. *	1,592,665	16,165,550
Healthcare Services Group, Inc. *	746,274	7,246,321
Heidrick & Struggles International, Inc.	87,628	2,381,729
HNI Corp.	353,434	13,808,666
Huron Consulting Group, Inc. *	41,184	4,290,137
ICF International, Inc.	55,330	7,743,433

Schwab Fundamental U.S. Small Company Index ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Insperity, Inc.	62,502	7,109,603
Interface, Inc.	508,068	5,136,567
Kelly Services, Inc., Class A	834,832	17,356,157
Kforce, Inc.	101,514	7,075,526
Korn Ferry	220,725	11,420,311
Matthews International Corp., Class A	162,380	5,545,277
MillerKnoll, Inc.	555,349	14,328,004
MSA Safety, Inc.	49,231	8,573,086
NV5 Global, Inc. *	17,927	1,743,939
OPENLANE, Inc. *	699,607	10,228,254
Parsons Corp. *	95,883	5,972,552
Paycom Software, Inc.	20,193	3,668,260
Pitney Bowes, Inc.	2,428,212	9,809,976
Resources Connection, Inc.	229,411	3,119,990
Rollins, Inc.	205,116	8,356,426
SP Plus Corp. *	72,475	3,707,096
Steelcase, Inc., Class A	1,322,065	16,274,620
Stericycle, Inc. *	248,878	11,689,800
Tetra Tech, Inc.	88,494	13,995,326
TriNet Group, Inc. *	90,353	10,474,623
TrueBlue, Inc. *	474,551	6,615,241
TTEC Holdings, Inc.	77,409	1,449,096
UniFirst Corp.	63,145	10,898,827
Verra Mobility Corp. *	169,998	3,413,560
		403,636,916

Consumer Discretionary Distribution & Retail 5.1%
1-800-Flowers.com, Inc., Class A *	295,365	2,608,073
Aaron's Co., Inc.	554,229	4,882,757
Abercrombie & Fitch Co., Class A *	484,035	36,733,416
American Eagle Outfitters, Inc.	1,137,734	21,651,078
America's Car-Mart, Inc. *	31,388	2,506,959
Arko Corp.	354,868	2,654,413
Beyond, Inc. *	296,780	5,704,112
Big 5 Sporting Goods Corp. (a)	377,442	2,238,231
Boot Barn Holdings, Inc. *	57,675	4,226,424
Buckle, Inc.	155,063	5,979,229
Caleres, Inc.	170,233	5,168,274
Camping World Holdings, Inc., Class A	120,307	2,543,290
Chico's FAS, Inc. *	783,029	5,904,039
Children's Place, Inc. *	138,188	3,143,777
Citi Trends, Inc. *	156,165	3,729,220
Conn's, Inc. *	576,294	1,901,770
Container Store Group, Inc. *	610,353	1,147,464
ContextLogic, Inc., Class A *	415,429	2,093,762
Designer Brands, Inc., Class A	552,861	6,435,302
Dillard's, Inc., Class A (a)	23,992	8,327,383
Etsy, Inc. *	106,766	8,093,930
Five Below, Inc. *	46,742	8,808,997
Floor & Decor Holdings, Inc., Class A *	92,391	8,473,179
GameStop Corp., Class A *(a)	683,976	9,951,851
Genesco, Inc. *	177,443	6,631,045
Guess?, Inc.	279,080	6,145,342
Haverty Furniture Cos., Inc.	153,797	4,819,998
Hibbett, Inc.	130,738	8,177,662
Leslie's, Inc. *	189,206	932,786
LL Flooring Holdings, Inc. *	508,107	1,778,374
MarineMax, Inc. *	211,661	6,313,848
MercadoLibre, Inc. *	5,183	8,398,844
Monro, Inc.	148,912	4,306,535
National Vision Holdings, Inc. *	233,218	4,302,872
Ollie's Bargain Outlet Holdings, Inc. *	156,641	11,477,086
Petco Health & Wellness Co., Inc. *	372,778	1,125,790
PetMed Express, Inc.	162,266	1,124,503
Restoration Hardware, Inc. *	29,636	8,000,831
Sally Beauty Holdings, Inc. *	1,043,161	10,087,367
Shoe Carnival, Inc.	139,468	3,387,678
Signet Jewelers Ltd.	209,614	17,226,078
SECURITY	NUMBER OF SHARES	VALUE ($)
Sleep Number Corp. *	370,672	3,758,614
Sonic Automotive, Inc., Class A	210,188	10,776,339
Stitch Fix, Inc., Class A *	1,030,306	3,853,344
Upbound Group, Inc.	357,789	10,411,660
Urban Outfitters, Inc. *	467,397	16,686,073
Valvoline, Inc.	319,570	10,942,077
Victoria's Secret & Co. *	468,000	12,612,600
Vroom, Inc. *(a)	3,734,914	2,464,296
Wayfair, Inc., Class A *	85,765	4,785,687
Zumiez, Inc. *	241,161	4,553,120
		349,987,379

Consumer Durables & Apparel 4.2%
Acushnet Holdings Corp.	101,771	5,750,061
Beazer Homes USA, Inc. *	280,374	7,376,640
Cavco Industries, Inc. *	26,095	7,379,144
Century Communities, Inc.	163,820	11,817,975
Columbia Sportswear Co.	157,438	12,332,119
Crocs, Inc. *	100,905	10,656,577
Ethan Allen Interiors, Inc.	149,136	4,002,810
Fossil Group, Inc. *	1,422,648	1,564,913
G-III Apparel Group Ltd. *	649,009	18,671,989
GoPro, Inc., Class A *	395,161	1,426,531
Helen of Troy Ltd. *	123,151	12,934,550
Installed Building Products, Inc.	46,578	7,010,455
iRobot Corp. *	191,859	6,928,028
Kontoor Brands, Inc.	150,019	8,246,544
La-Z-Boy, Inc.	332,311	11,694,024
LGI Homes, Inc. *	97,869	11,555,393
M/I Homes, Inc. *	187,453	19,778,166
Mattel, Inc. *	677,265	12,868,035
Movado Group, Inc.	80,762	2,111,926
Oxford Industries, Inc.	49,410	4,468,146
Peloton Interactive, Inc., Class A *	299,065	1,692,708
SharkNinja, Inc.	192,298	9,038,006
Skyline Champion Corp. *	107,098	6,446,229
Smith & Wesson Brands, Inc.	509,403	7,004,291
Sonos, Inc. *	250,572	3,783,637
Steven Madden Ltd.	354,601	13,446,470
Sturm Ruger & Co., Inc.	113,335	4,982,207
TopBuild Corp. *	70,044	20,717,614
Topgolf Callaway Brands Corp. *	259,919	3,186,607
Tupperware Brands Corp. *(a)	3,010,398	5,177,885
Under Armour, Inc., Class A *	1,562,492	12,718,685
Vista Outdoor, Inc. *	262,284	7,399,032
Wolverine World Wide, Inc.	847,063	7,259,330
YETI Holdings, Inc. *	119,110	5,078,850
		286,505,577

Consumer Services 5.2%
ADT, Inc.	1,443,438	8,472,981
Adtalem Global Education, Inc. *	249,347	14,205,299
Airbnb, Inc., Class A *	28,936	3,655,774
Arcos Dorados Holdings, Inc., Class A	423,662	4,910,243
BJ's Restaurants, Inc. *	115,557	3,458,621
Bloomin' Brands, Inc.	340,931	7,957,329
Boyd Gaming Corp.	169,274	9,995,630
Bright Horizons Family Solutions, Inc. *	108,003	9,443,782
Brinker International, Inc. *	191,430	6,893,394
Caesars Entertainment, Inc. *	262,830	11,753,758
Carriage Services, Inc.	56,619	1,279,023
Cheesecake Factory, Inc.	143,725	4,505,779
Choice Hotels International, Inc.	33,752	3,722,171
Churchill Downs, Inc.	90,888	10,522,104
Cracker Barrel Old Country Store, Inc.	139,839	9,387,392
Dave & Buster's Entertainment, Inc. *	141,550	5,809,212
Denny's Corp. *	286,487	2,718,762

Schwab Fundamental U.S. Small Company Index ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Dine Brands Global, Inc.	41,426	1,800,788
DoorDash, Inc., Class A *	70,665	6,641,097
Everi Holdings, Inc. *	202,495	2,116,073
Frontdoor, Inc. *	148,667	5,103,738
Graham Holdings Co., Class B	22,042	13,823,640
Grand Canyon Education, Inc. *	120,108	16,421,166
Hilton Grand Vacations, Inc. *	155,902	5,341,202
Hyatt Hotels Corp., Class A	107,565	12,344,159
International Game Technology PLC	389,226	10,404,011
Jack in the Box, Inc.	141,575	10,235,872
Laureate Education, Inc.	732,932	9,623,397
Light & Wonder, Inc. *	209,231	18,500,205
Marriott Vacations Worldwide Corp.	117,923	8,596,587
Norwegian Cruise Line Holdings Ltd. *	609,395	9,305,462
Papa John's International, Inc.	43,199	2,818,303
Perdoceo Education Corp.	335,534	5,845,002
Planet Fitness, Inc., Class A *	101,457	6,892,989
Red Rock Resorts, Inc., Class A	125,496	5,588,337
Sabre Corp. *	2,012,794	7,105,163
SeaWorld Entertainment, Inc. *	62,999	3,080,651
Six Flags Entertainment Corp. *	518,116	12,901,088
Strategic Education, Inc.	78,488	6,983,077
Stride, Inc. *	137,873	8,352,346
Texas Roadhouse, Inc.	133,828	15,063,680
Wendy's Co.	502,468	9,421,275
Wingstop, Inc.	14,453	3,473,923
WW International, Inc. *	712,513	5,137,219
Wyndham Hotels & Resorts, Inc.	162,331	12,554,679
		354,166,383

Consumer Staples Distribution & Retail 0.8%
Andersons, Inc.	280,100	13,965,786
Chefs' Warehouse, Inc. *	94,892	2,552,595
Grocery Outlet Holding Corp. *	241,950	6,825,410
Ingles Markets, Inc., Class A	145,831	11,902,726
PriceSmart, Inc.	150,273	10,126,897
Weis Markets, Inc.	153,977	9,292,512
		54,665,926

Energy 4.2%
Antero Midstream Corp.	471,087	6,274,879
Archrock, Inc.	710,578	10,296,275
Berry Corp.	451,410	3,241,124
Cactus, Inc., Class A	60,172	2,556,708
California Resources Corp.	184,634	9,455,107
Callon Petroleum Co. *	56,482	1,766,192
ChampionX Corp.	208,364	6,109,232
Chord Energy Corp.	21,964	3,561,243
Civitas Resources, Inc.	42,672	2,931,140
Comstock Resources, Inc.	162,954	1,608,356
CONSOL Energy, Inc.	119,371	12,733,305
Core Laboratories, Inc.	169,933	3,009,513
CVR Energy, Inc.	186,751	5,933,079
DHT Holdings, Inc.	614,671	6,122,123
Diamond Offshore Drilling, Inc. *	149,496	1,924,014
Dorian LPG Ltd.	123,634	5,237,136
Dril-Quip, Inc. *	140,252	3,116,399
DT Midstream, Inc.	178,885	10,248,322
EQT Corp.	369,393	14,760,944
Geopark Ltd.	157,565	1,424,388
Golar LNG Ltd.	164,239	3,536,066
Green Plains, Inc. *	241,695	6,013,372
Helix Energy Solutions Group, Inc. *	653,861	6,093,984
International Seaways, Inc.	59,815	2,729,957
Kosmos Energy Ltd. *	1,095,154	7,436,096
Liberty Energy, Inc.	456,230	9,056,165
Magnolia Oil & Gas Corp., Class A	128,047	2,753,010
SECURITY	NUMBER OF SHARES	VALUE ($)
Matador Resources Co.	153,715	8,897,024
Nabors Industries Ltd. *	79,077	6,865,465
Oceaneering International, Inc. *	336,439	6,950,830
Oil States International, Inc. *	445,976	3,072,775
Par Pacific Holdings, Inc. *	122,559	4,200,097
Patterson-UTI Energy, Inc.	1,304,770	15,278,857
Permian Resources Corp.	287,211	3,773,953
ProPetro Holding Corp. *	736,013	6,705,078
Range Resources Corp.	231,836	7,534,670
RPC, Inc.	369,745	2,680,651
Scorpio Tankers, Inc.	89,615	4,918,967
Select Water Solutions, Inc.	269,519	2,010,612
SFL Corp. Ltd.	655,142	7,442,413
SM Energy Co.	397,117	14,872,032
Talos Energy, Inc. *	328,376	4,570,994
Teekay Tankers Ltd., Class A	87,529	4,349,316
Texas Pacific Land Corp.	2,741	4,582,815
Transocean Ltd. *	1,773,898	11,281,991
Tsakos Energy Navigation Ltd.	115,694	2,333,548
Valaris Ltd. *	50,636	3,473,630
Weatherford International PLC *	105,904	9,604,434
		285,328,281

Equity Real Estate Investment Trusts (REITs) 8.3%
Acadia Realty Trust	319,882	4,836,616
Agree Realty Corp.	55,987	3,314,990
Alexander & Baldwin, Inc.	381,851	6,396,004
American Assets Trust, Inc.	182,764	3,680,867
American Homes 4 Rent, Class A	358,690	13,009,686
Americold Realty Trust, Inc.	452,040	12,761,089
Apartment Income REIT Corp.	377,619	11,751,503
Apple Hospitality REIT, Inc.	871,384	14,525,971
Ashford Hospitality Trust, Inc. *	1,018,487	2,230,487
Brandywine Realty Trust	1,956,022	8,723,858
Broadstone Net Lease, Inc.	182,916	2,926,656
CBL & Associates Properties, Inc. (a)	146,714	3,447,779
Centerspace	42,499	2,266,897
Chatham Lodging Trust	268,801	2,663,818
COPT Defense Properties	366,731	8,874,890
Cousins Properties, Inc.	471,271	9,670,481
CubeSmart	279,907	11,129,102
DiamondRock Hospitality Co.	1,066,583	8,873,971
Diversified Healthcare Trust	12,607,705	29,502,030
Douglas Emmett, Inc.	916,073	11,194,412
Easterly Government Properties, Inc.	258,284	3,011,591
EastGroup Properties, Inc.	36,263	6,300,696
Elme Communities	307,474	4,040,208
Empire State Realty Trust, Inc., Class A	860,175	7,707,168
EPR Properties	247,508	11,043,807
Equity Commonwealth	147,596	2,773,329
Equity LifeStyle Properties, Inc.	224,517	15,963,159
Essential Properties Realty Trust, Inc.	107,551	2,554,336
Federal Realty Investment Trust	159,511	15,247,657
First Industrial Realty Trust, Inc.	152,992	7,198,274
Four Corners Property Trust, Inc.	113,683	2,613,572
Getty Realty Corp.	72,634	2,137,619
Global Net Lease, Inc.	802,299	7,044,185
Healthcare Realty Trust, Inc.	805,034	12,292,869
Highwoods Properties, Inc.	527,239	9,991,179
Hudson Pacific Properties, Inc.	1,588,442	9,324,155
Independence Realty Trust, Inc.	160,067	2,180,113
Industrial Logistics Properties Trust	1,214,784	4,118,118
JBG SMITH Properties	527,000	7,230,440
Kilroy Realty Corp.	396,536	13,077,757
Kite Realty Group Trust	280,964	5,933,960
LTC Properties, Inc.	90,739	2,959,906
LXP Industrial Trust	678,903	5,960,768
Macerich Co.	1,400,394	16,062,519

Schwab Fundamental U.S. Small Company Index ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
National Health Investors, Inc.	103,846	5,634,684
National Storage Affiliates Trust	101,684	3,374,892
NNN REIT, Inc.	284,162	11,542,660
Office Properties Income Trust	824,039	4,598,138
Outfront Media, Inc.	717,814	8,778,865
Paramount Group, Inc.	1,903,439	8,946,163
Pebblebrook Hotel Trust	493,830	6,296,333
Phillips Edison & Co., Inc.	170,726	6,016,384
Physicians Realty Trust	551,420	6,440,586
Piedmont Office Realty Trust, Inc., Class A	1,286,444	8,001,682
PotlatchDeltic Corp.	247,320	11,337,149
Rayonier, Inc.	337,373	10,350,604
Retail Opportunity Investments Corp.	343,662	4,422,930
Rexford Industrial Realty, Inc.	91,191	4,488,421
RLJ Lodging Trust	1,107,406	11,838,170
RPT Realty	371,449	4,316,237
Ryman Hospitality Properties, Inc.	83,122	8,341,293
Sabra Health Care REIT, Inc.	905,481	13,220,023
SITE Centers Corp.	702,065	9,260,237
Spirit Realty Capital, Inc.	226,986	9,374,522
STAG Industrial, Inc.	230,692	8,270,308
Star Holdings *	152,251	1,860,507
Sunstone Hotel Investors, Inc.	934,412	9,231,991
Tanger, Inc.	347,341	8,669,631
Terreno Realty Corp.	56,248	3,212,323
Uniti Group, Inc.	2,652,310	14,667,274
Urban Edge Properties	411,203	6,887,650
Veris Residential, Inc.	288,840	4,185,292
Xenia Hotels & Resorts, Inc.	648,963	7,923,838
		570,037,279

Financial Services 6.4%
A-Mark Precious Metals, Inc.	203,024	5,818,668
Apollo Commercial Real Estate Finance, Inc.	637,171	6,868,703
Arbor Realty Trust, Inc. (a)	382,320	4,771,354
ARES Management Corp., Class A	76,117	8,544,133
Artisan Partners Asset Management, Inc., Class A	256,418	9,654,138
B. Riley Financial, Inc. (a)	114,146	2,100,286
BGC Group, Inc., Class A	1,328,541	8,635,517
Blackstone Mortgage Trust, Inc., Class A (a)	510,492	11,322,713
Block, Inc. *	172,068	10,914,273
Brightsphere Investment Group, Inc.	343,691	5,997,408
BrightSpire Capital, Inc.	375,984	2,552,931
Cannae Holdings, Inc. *	213,938	3,842,326
Cohen & Steers, Inc.	61,712	3,609,535
Compass Diversified Holdings	365,027	7,362,595
Corebridge Financial, Inc.	396,367	8,335,598
Credit Acceptance Corp. *	27,627	12,625,539
Diamond Hill Investment Group, Inc.	11,999	1,926,919
Donnelley Financial Solutions, Inc. *	86,234	5,089,531
Encore Capital Group, Inc. *	157,291	7,046,637
Enova International, Inc. *	163,351	6,730,061
Essent Group Ltd.	241,222	11,660,671
Euronet Worldwide, Inc. *	135,184	11,790,748
EVERTEC, Inc.	128,734	4,759,296
FactSet Research Systems, Inc.	32,729	14,841,292
FirstCash Holdings, Inc.	122,323	13,700,176
Granite Point Mortgage Trust, Inc.	372,830	2,050,565
Green Dot Corp., Class A *	254,296	2,039,454
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	66,533	1,610,764
Houlihan Lokey, Inc.	90,731	9,773,543
Interactive Brokers Group, Inc., Class A	50,816	3,955,517
SECURITY	NUMBER OF SHARES	VALUE ($)
Jackson Financial, Inc., Class A	292,912	13,980,690
KKR Real Estate Finance Trust, Inc.	190,904	2,397,754
Ladder Capital Corp.	538,418	6,035,666
LendingTree, Inc. *	109,110	1,931,247
MarketAxess Holdings, Inc.	31,360	7,530,163
MFA Financial, Inc.	732,431	7,910,255
Moelis & Co., Class A	218,257	10,356,295
Morningstar, Inc.	27,050	7,664,888
Mr Cooper Group, Inc. *	164,495	9,955,237
Nelnet, Inc., Class A	49,665	4,166,894
New York Mortgage Trust, Inc.	549,279	4,828,162
NMI Holdings, Inc., Class A *	155,517	4,276,718
Pagseguro Digital Ltd., Class A *	539,083	5,433,957
Paysafe Ltd. *	270,324	2,732,976
PennyMac Financial Services, Inc.	146,699	11,411,715
PennyMac Mortgage Investment Trust	496,019	6,964,107
Piper Sandler Cos.	43,228	6,688,668
PJT Partners, Inc., Class A	27,472	2,474,128
PRA Group, Inc. *	230,289	4,267,255
PROG Holdings, Inc. *	623,204	16,988,541
Redwood Trust, Inc.	625,728	4,448,926
StepStone Group, Inc., Class A	67,313	1,724,559
Stifel Financial Corp.	209,584	12,788,816
StoneCo Ltd., Class A *	388,412	6,059,227
TPG RE Finance Trust, Inc.	524,582	3,100,280
TPG, Inc.	200,840	7,029,400
Tradeweb Markets, Inc., Class A	70,475	6,829,028
Two Harbors Investment Corp.	380,449	5,273,023
Virtu Financial, Inc., Class A	415,376	7,468,460
Virtus Investment Partners, Inc.	21,445	4,195,071
Walker & Dunlop, Inc.	111,639	9,379,909
WEX, Inc. *	52,917	9,344,084
World Acceptance Corp. *	46,309	5,161,138
XP, Inc., Class A	248,099	5,778,226
		436,506,354

Food, Beverage & Tobacco 2.3%
Adecoagro SA	685,237	7,852,816
B&G Foods, Inc.	836,922	7,733,159
Boston Beer Co., Inc., Class A *	21,803	7,734,832
Brown-Forman Corp., Class B	235,253	13,818,761
Calavo Growers, Inc.	151,589	3,287,965
Cal-Maine Foods, Inc.	134,330	6,437,094
Coca-Cola Consolidated, Inc.	9,672	7,104,277
Dole PLC	703,173	8,093,521
Fresh Del Monte Produce, Inc.	461,218	10,515,770
Hain Celestial Group, Inc. *	763,895	8,074,370
J & J Snack Foods Corp.	40,801	6,713,805
John B Sanfilippo & Son, Inc.	47,078	4,333,059
Lancaster Colony Corp.	41,819	6,937,772
Mission Produce, Inc. *	215,462	1,822,809
National Beverage Corp. *	57,982	2,756,464
Nomad Foods Ltd. *	697,124	11,258,553
Pilgrim's Pride Corp. *	310,644	7,940,061
Seneca Foods Corp., Class A *	62,088	3,034,241
Simply Good Foods Co. *	69,035	2,674,416
TreeHouse Foods, Inc. *	277,439	11,294,542
Universal Corp.	235,138	13,228,864
Vector Group Ltd.	549,726	5,887,565
		158,534,716

Health Care Equipment & Services 3.7%
Acadia Healthcare Co., Inc. *	168,369	12,289,253
AdaptHealth Corp. *	160,300	1,359,344
Addus HomeCare Corp. *	30,419	2,652,537
Amedisys, Inc. *	101,293	9,478,999
AMN Healthcare Services, Inc. *	109,999	7,457,932

Schwab Fundamental U.S. Small Company Index ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Avanos Medical, Inc. *	134,596	2,900,544
Brookdale Senior Living, Inc. *	1,712,544	9,076,483
Community Health Systems, Inc. *	3,210,076	8,249,895
CONMED Corp.	48,621	5,215,575
Cross Country Healthcare, Inc. *	106,491	2,158,573
Dexcom, Inc. *	54,025	6,240,968
Embecta Corp.	448,668	8,228,571
Enhabit, Inc. *	508,618	5,421,868
Enovis Corp. *	139,708	6,909,958
Ensign Group, Inc.	76,067	8,144,494
Envista Holdings Corp. *	435,796	9,888,211
Fulgent Genetics, Inc. *	59,005	1,627,358
Globus Medical, Inc., Class A *	202,683	9,104,520
Haemonetics Corp. *	84,144	6,804,725
HealthEquity, Inc. *	50,646	3,394,295
ICU Medical, Inc. *	46,427	4,074,433
Insulet Corp. *	7,806	1,476,036
Integer Holdings Corp. *	94,581	8,249,355
Integra LifeSciences Holdings Corp. *	125,877	4,933,120
LivaNova PLC *	64,902	2,910,855
Masimo Corp. *	63,181	5,923,851
Merit Medical Systems, Inc. *	66,967	4,792,158
ModivCare, Inc. *	65,068	2,456,968
Multiplan Corp. *	4,720,243	6,136,316
National HealthCare Corp.	60,342	4,620,387
Neogen Corp. *	211,049	3,581,501
OmniAb, Inc., Class A *(b)	9,356	0
OmniAb, Inc., Class B *(b)	9,356	0
Omnicell, Inc. *	78,088	2,605,016
OPKO Health, Inc. *	1,864,312	2,721,895
Option Care Health, Inc. *	203,956	6,067,691
Orthofix Medical, Inc. *	123,173	1,361,062
Pediatrix Medical Group, Inc. *	691,989	5,798,868
Penumbra, Inc. *	6,937	1,540,638
Premier, Inc., Class A	501,686	10,329,715
QuidelOrtho Corp. *	107,266	7,372,392
RadNet, Inc. *	100,699	3,346,228
Select Medical Holdings Corp.	470,652	10,636,735
Teladoc Health, Inc. *	164,905	2,991,377
U.S. Physical Therapy, Inc.	26,093	2,218,688
Varex Imaging Corp. *	152,310	2,871,043
Veeva Systems, Inc., Class A *	51,776	9,025,075
Veradigm, Inc. *	773,632	8,881,295
Zimvie, Inc. *	314,454	2,971,590
		256,498,391

Household & Personal Products 1.3%
BellRing Brands, Inc. *	52,185	2,760,587
Central Garden & Pet Co., Class A *	163,819	5,943,353
Coty, Inc., Class A *	781,188	8,905,543
Edgewell Personal Care Co.	231,162	8,046,749
Energizer Holdings, Inc.	226,166	6,974,960
Herbalife Ltd. *	812,817	10,469,083
Inter Parfums, Inc.	22,815	2,855,525
Medifast, Inc.	53,626	3,559,694
Nu Skin Enterprises, Inc., Class A	481,831	8,200,764
Reynolds Consumer Products, Inc.	151,280	3,969,587
Spectrum Brands Holdings, Inc.	269,775	18,703,501
USANA Health Sciences, Inc. *	102,320	4,835,643
WD-40 Co.	21,209	5,130,033
		90,355,022

Insurance 2.1%
Ambac Financial Group, Inc. *	239,657	3,534,941
American Equity Investment Life Holding Co. *	361,822	19,958,101
Axis Capital Holdings Ltd.	226,814	12,778,701
SECURITY	NUMBER OF SHARES	VALUE ($)
Brighthouse Financial, Inc. *	56,240	2,926,167
CNA Financial Corp.	142,844	6,018,018
Employers Holdings, Inc.	145,164	5,561,233
Enstar Group Ltd. *	34,379	9,441,848
Horace Mann Educators Corp.	145,057	4,853,607
James River Group Holdings Ltd.	183,647	1,649,150
MBIA, Inc. *	307,270	2,224,635
Mercury General Corp.	231,017	8,605,383
ProAssurance Corp.	390,334	4,828,432
RLI Corp.	46,088	6,249,533
Safety Insurance Group, Inc.	74,762	5,751,441
Selective Insurance Group, Inc.	118,758	12,076,501
SiriusPoint Ltd. *	292,448	3,123,345
Stewart Information Services Corp.	238,525	11,270,306
United Fire Group, Inc.	138,523	2,893,745
Universal Insurance Holdings, Inc.	296,783	5,033,440
White Mountains Insurance Group Ltd.	8,160	12,500,467
		141,278,994

Materials 6.2%
AdvanSix, Inc.	152,845	3,993,840
Alpha Metallurgical Resources, Inc.	37,515	10,525,208
Alto Ingredients, Inc. *	1,695,555	4,137,154
American Vanguard Corp.	123,256	1,156,141
Arch Resources, Inc.	75,942	12,603,334
Ashland, Inc.	153,568	12,273,155
ATI, Inc. *	135,829	5,969,685
Avient Corp.	377,403	12,963,793
Balchem Corp.	43,370	5,409,106
Cabot Corp.	182,979	13,888,106
Carpenter Technology Corp.	206,709	14,637,064
Century Aluminum Co. *	319,841	2,513,950
Clearwater Paper Corp. *	154,965	5,434,623
Coeur Mining, Inc. *	1,251,094	3,815,837
Compass Minerals International, Inc.	206,904	5,023,629
Constellium SE *	604,260	10,514,124
Ecovyst, Inc. *	335,408	3,193,084
Element Solutions, Inc.	648,129	13,584,784
Glatfelter Corp. *	1,275,073	1,874,357
Greif, Inc., Class A	133,030	9,298,797
Hawkins, Inc.	64,625	3,970,560
HB Fuller Co.	174,221	13,185,045
Hecla Mining Co.	1,093,288	5,444,574
Ingevity Corp. *	130,916	5,078,232
Innospec, Inc.	82,569	8,675,525
Kaiser Aluminum Corp.	107,644	6,295,021
Koppers Holdings, Inc.	152,069	6,868,957
Livent Corp. *	104,825	1,442,392
Materion Corp.	60,865	6,884,440
Mativ Holdings, Inc.	421,341	4,929,690
Mercer International, Inc.	462,588	4,431,593
Minerals Technologies, Inc.	164,661	10,314,365
Myers Industries, Inc.	143,872	2,535,025
NewMarket Corp.	25,752	13,661,694
Olympic Steel, Inc.	105,840	5,983,135
Orion SA	283,220	6,749,133
Pactiv Evergreen, Inc.	545,817	6,244,146
Quaker Chemical Corp.	23,421	4,187,441
Royal Gold, Inc.	73,792	8,987,866
Ryerson Holding Corp.	93,658	2,900,588
Schnitzer Steel Industries, Inc., Class A	300,908	7,712,272
Scotts Miracle-Gro Co.	243,991	13,580,539
Sensient Technologies Corp.	151,133	8,756,646
Southern Copper Corp.	178,719	12,855,258
Stepan Co.	109,172	9,014,332
Summit Materials, Inc., Class A *	374,203	12,981,102
SunCoke Energy, Inc.	700,184	6,518,713
Sylvamo Corp.	378,566	19,034,298

Schwab Fundamental U.S. Small Company Index ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
TimkenSteel Corp. *	263,903	5,362,509
TriMas Corp.	165,038	4,229,924
Trinseo PLC	774,474	4,476,460
Tronox Holdings PLC	769,678	9,813,395
Westlake Corp.	122,467	15,723,538
Worthington Industries, Inc.	194,152	13,920,698
		425,558,877

Media & Entertainment 3.4%
AMC Entertainment Holdings, Inc., Class A *(a)	68,742	457,134
AMC Networks, Inc., Class A *	864,070	13,168,427
Bumble, Inc., Class A *	152,323	2,111,197
Cable One, Inc.	17,456	9,287,988
Cargurus, Inc. *	121,000	2,616,020
Cars.com, Inc. *	160,654	2,991,377
Cinemark Holdings, Inc. *	681,960	9,717,930
Clear Channel Outdoor Holdings, Inc. *	7,118,597	10,321,966
EW Scripps Co., Class A *	436,999	3,019,663
Gannett Co., Inc. *	1,930,733	3,571,856
Gray Television, Inc.	1,062,155	8,210,458
IAC, Inc. *	167,809	8,026,304
iHeartMedia, Inc., Class A *	2,217,696	5,810,364
John Wiley & Sons, Inc., Class A	215,936	6,523,427
Liberty Broadband Corp., Class C *	25,666	2,133,358
Liberty Media Corp.-Liberty Formula One, Class C *	143,098	9,109,619
Lions Gate Entertainment Corp., Class A *	1,117,128	9,864,240
Madison Square Garden Entertainment Corp. *	58,904	1,783,613
Match Group, Inc. *	255,425	8,270,661
New York Times Co., Class A	293,375	13,785,691
Pinterest, Inc., Class A *	227,759	7,759,749
Roku, Inc. *	73,729	7,682,562
Scholastic Corp.	157,548	5,985,249
Shutterstock, Inc.	51,042	2,241,254
Sinclair, Inc.	294,675	3,715,852
Sirius XM Holdings, Inc. (a)	2,289,978	10,717,097
Sphere Entertainment Co. *	45,954	1,572,546
Spotify Technology SA *	113,633	21,034,605
Taboola.com Ltd. *	550,454	1,899,066
Thryv Holdings, Inc. *	209,081	3,719,551
Trade Desk, Inc., Class A *	52,184	3,676,885
TripAdvisor, Inc. *	394,632	7,036,289
WideOpenWest, Inc. *	356,553	1,426,212
Yelp, Inc. *	311,495	13,615,446
Ziff Davis, Inc. *	151,061	9,640,713
ZoomInfo Technologies, Inc. *	103,698	1,490,140
		233,994,509

Pharmaceuticals, Biotechnology & Life Sciences 2.0%
Alkermes PLC *	132,264	3,192,853
Azenta, Inc. *	85,756	4,834,066
BioMarin Pharmaceutical, Inc. *	78,568	7,155,973
Bio-Rad Laboratories, Inc., Class A *	30,325	9,246,699
Bio-Techne Corp.	96,973	6,099,602
Bruker Corp.	133,425	8,684,633
Charles River Laboratories International, Inc. *	67,063	13,216,776
Corcept Therapeutics, Inc. *	132,741	3,380,913
Elanco Animal Health, Inc. *	1,167,505	13,753,209
Emergent BioSolutions, Inc. *	1,009,069	2,159,408
Exact Sciences Corp. *	44,011	2,816,704
Exelixis, Inc. *	467,623	10,198,858
Halozyme Therapeutics, Inc. *	55,225	2,132,237
SECURITY	NUMBER OF SHARES	VALUE ($)
Incyte Corp. *	146,794	7,976,786
Innoviva, Inc. *	270,783	3,750,345
Medpace Holdings, Inc. *	19,624	5,312,609
Mural Oncology PLC *	13,182	47,587
Myriad Genetics, Inc. *	180,125	3,438,586
Neurocrine Biosciences, Inc. *	27,580	3,215,552
Prestige Consumer Healthcare, Inc. *	119,511	6,853,956
Repligen Corp. *	12,566	1,976,004
Royalty Pharma PLC, Class A	394,727	10,685,260
Seagen, Inc. *	26,534	5,657,314
Supernus Pharmaceuticals, Inc. *	93,248	2,541,008
		138,326,938

Real Estate Management & Development 0.9%
CoStar Group, Inc. *	161,088	13,376,748
Cushman & Wakefield PLC *	912,977	7,495,541
Douglas Elliman, Inc.	685,240	1,336,218
eXp World Holdings, Inc.	141,153	1,709,363
Howard Hughes Holdings, Inc. *	63,138	4,641,274
Kennedy-Wilson Holdings, Inc.	476,053	5,403,202
Marcus & Millichap, Inc.	104,889	3,609,230
Newmark Group, Inc., Class A	744,640	6,128,387
Opendoor Technologies, Inc. *	1,617,995	4,870,165
RMR Group, Inc., Class A	71,926	1,713,997
Zillow Group, Inc., Class C *	206,447	8,451,940
		58,736,065

Semiconductors & Semiconductor Equipment 2.1%
Amkor Technology, Inc.	461,467	12,999,525
Axcelis Technologies, Inc. *	26,417	3,283,105
Cirrus Logic, Inc. *	187,458	14,229,937
Cohu, Inc. *	70,517	2,237,504
Diodes, Inc. *	108,813	7,227,359
Enphase Energy, Inc. *	18,202	1,838,766
Entegris, Inc.	176,147	18,389,747
FormFactor, Inc. *	160,005	6,012,988
GLOBALFOUNDRIES, Inc. *(a)	52,059	2,795,048
Ichor Holdings Ltd. *	107,246	2,802,338
Kulicke & Soffa Industries, Inc.	156,551	8,065,507
Lattice Semiconductor Corp. *	35,154	2,058,267
Magnachip Semiconductor Corp. *	295,533	1,947,562
Monolithic Power Systems, Inc.	16,690	9,158,137
Onto Innovation, Inc. *	42,953	6,056,803
Photronics, Inc. *	262,826	5,553,513
Power Integrations, Inc.	74,215	5,670,768
Semtech Corp. *	222,456	3,641,605
Silicon Laboratories, Inc. *	72,144	7,601,813
SMART Global Holdings, Inc. *	183,554	3,058,010
SolarEdge Technologies, Inc. *	24,604	1,953,066
Synaptics, Inc. *	83,222	8,425,395
Ultra Clean Holdings, Inc. *	159,893	4,339,496
Universal Display Corp.	33,902	5,736,218
Wolfspeed, Inc. *	68,332	2,518,718
		147,601,195

Software & Services 4.3%
ACI Worldwide, Inc. *	328,538	8,785,106
Alarm.com Holdings, Inc. *	50,536	2,753,201
AppLovin Corp., Class A *	130,338	4,885,068
Bentley Systems, Inc., Class B	108,207	5,633,256
Blackbaud, Inc. *	62,047	4,668,416
Cerence, Inc. *	160,860	2,781,269
CommVault Systems, Inc. *	91,751	6,751,039
Consensus Cloud Solutions, Inc. *	78,716	1,449,949
Dolby Laboratories, Inc., Class A	130,032	11,199,656
Dropbox, Inc., Class A *	529,777	14,929,116

Schwab Fundamental U.S. Small Company Index ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Ebix, Inc.	229,363	903,690
Envestnet, Inc. *	71,217	2,708,383
EPAM Systems, Inc. *	53,020	13,689,234
Fair Isaac Corp. *	18,977	20,639,385
Globant SA *	26,558	5,864,006
GoDaddy, Inc., Class A *	181,483	18,159,189
Guidewire Software, Inc. *	44,011	4,398,459
InterDigital, Inc.	103,348	10,326,532
LiveRamp Holdings, Inc. *	272,759	9,044,688
Manhattan Associates, Inc. *	47,509	10,596,883
Palantir Technologies, Inc., Class A *	228,781	4,587,059
Pegasystems, Inc.	68,267	3,548,519
Perficient, Inc. *	49,176	3,043,011
Progress Software Corp.	70,648	3,805,101
PTC, Inc. *	48,493	7,630,859
Qualys, Inc. *	30,403	5,619,691
Rackspace Technology, Inc. *	1,105,853	1,393,375
RingCentral, Inc., Class A *	211,674	6,024,242
ServiceNow, Inc. *	24,834	17,029,667
Snowflake, Inc., Class A *	12,108	2,272,429
Splunk, Inc. *	117,518	17,808,678
SPS Commerce, Inc. *	10,846	1,868,549
Teradata Corp. *	327,491	15,473,950
Twilio, Inc., Class A *	107,476	6,951,548
Tyler Technologies, Inc. *	22,150	9,055,806
Unisys Corp. *	1,069,186	5,121,401
Verint Systems, Inc. *	83,372	2,048,450
Workday, Inc., Class A *	35,762	9,681,489
Zoom Video Communications, Inc., Class A *	131,140	8,895,226
		292,025,575

Technology Hardware & Equipment 3.8%
ADTRAN Holdings, Inc.	257,164	1,344,968
Advanced Energy Industries, Inc.	69,312	6,588,106
Badger Meter, Inc.	30,098	4,435,542
Belden, Inc.	106,797	7,095,593
Benchmark Electronics, Inc.	475,894	11,873,555
Cognex Corp.	232,786	8,776,032
Coherent Corp. *	284,097	10,451,929
CommScope Holding Co., Inc. *	2,182,587	3,644,920
Comtech Telecommunications Corp.	253,247	2,990,847
Crane NXT Co.	120,225	6,186,779
CTS Corp.	78,531	3,043,076
ePlus, Inc. *	132,673	8,422,082
Fabrinet *	81,243	13,153,242
IPG Photonics Corp. *	102,978	9,861,173
Itron, Inc. *	118,334	7,973,345
Knowles Corp. *	364,194	5,779,759
Littelfuse, Inc.	47,330	11,018,424
Lumentum Holdings, Inc. *	175,779	7,523,341
Methode Electronics, Inc.	174,222	4,134,288
NETGEAR, Inc. *	353,244	4,818,248
NetScout Systems, Inc. *	285,905	5,740,972
Novanta, Inc. *	21,386	3,088,994
OSI Systems, Inc. *	58,007	7,151,683
PC Connection, Inc.	113,950	6,794,838
Plexus Corp. *	136,234	13,880,882
Pure Storage, Inc., Class A *	80,058	2,666,732
Rogers Corp. *	49,015	6,342,541
ScanSource, Inc. *	348,718	11,657,643
Stratasys Ltd. *	208,372	2,300,427
Super Micro Computer, Inc. *	91,106	24,914,758
TTM Technologies, Inc. *	855,376	12,839,194
Viasat, Inc. *	309,301	6,325,205
SECURITY	NUMBER OF SHARES	VALUE ($)
Viavi Solutions, Inc. *	562,714	4,546,729
Vontier Corp.	505,837	17,061,882
		264,427,729

Telecommunication Services 0.8%
ATN International, Inc.	64,390	1,960,032
Cogent Communications Holdings, Inc.	81,278	5,190,413
Consolidated Communications Holdings, Inc. *	1,406,506	6,047,976
EchoStar Corp., Class A *	370,224	3,876,245
Frontier Communications Parent, Inc. *	700,358	15,330,837
GCI Liberty, Inc. *(b)	31,423	0
Iridium Communications, Inc.	104,244	3,971,696
Liberty Latin America Ltd., Class C *	1,920,972	13,120,239
Shenandoah Telecommunications Co.	256,950	5,722,276
		55,219,714

Transportation 3.0%
Air Transport Services Group, Inc. *	333,593	5,307,465
Alaska Air Group, Inc. *	154,104	5,826,672
American Airlines Group, Inc. *	822,811	10,227,541
ArcBest Corp.	138,615	16,521,522
Costamare, Inc.	283,874	2,869,966
Covenant Logistics Group, Inc.	71,899	3,060,740
Danaos Corp.	47,831	3,365,389
Daseke, Inc. *	1,703,579	7,461,676
Forward Air Corp.	93,704	5,953,015
Genco Shipping & Trading Ltd.	122,035	1,893,983
Golden Ocean Group Ltd.	589,501	5,570,784
Heartland Express, Inc.	248,570	3,335,809
Hub Group, Inc., Class A *	190,511	14,393,106
JetBlue Airways Corp. *	869,968	3,845,259
Kirby Corp. *	155,519	11,936,083
Lyft, Inc., Class A *	444,570	5,214,806
Marten Transport Ltd.	243,530	4,590,541
Matson, Inc.	45,381	4,346,138
RXO, Inc. *	626,481	13,131,042
Saia, Inc. *	39,002	15,225,991
Schneider National, Inc., Class B	338,482	7,795,241
SkyWest, Inc. *	184,921	8,743,065
Spirit Airlines, Inc.	150,327	2,227,846
Star Bulk Carriers Corp.	169,050	3,594,003
U-Haul Holding Co., Non Voting Shares	256,315	13,879,457
XPO, Inc. *	324,660	28,011,665
		208,328,805

Utilities 2.6%
ALLETE, Inc.	207,902	11,534,403
American States Water Co.	51,681	4,129,312
Atlantica Sustainable Infrastructure PLC	296,071	5,631,270
Avangrid, Inc.	275,457	8,503,358
Avista Corp.	325,385	11,046,821
California Water Service Group	102,563	5,186,611
Chesapeake Utilities Corp.	35,930	3,434,908
Clearway Energy, Inc., Class C	202,707	5,061,594
Essential Utilities, Inc.	349,239	12,436,401
Hawaiian Electric Industries, Inc.	603,533	7,357,067
IDACORP, Inc.	137,935	13,310,727
MGE Energy, Inc.	77,599	5,722,926
New Jersey Resources Corp.	253,367	10,692,087
Northwest Natural Holding Co.	126,488	4,631,991
Northwestern Energy Group, Inc.	225,682	11,354,061
ONE Gas, Inc.	167,184	9,634,814
Ormat Technologies, Inc.	79,416	5,346,285
Otter Tail Corp.	99,883	7,622,072
PNM Resources, Inc.	285,335	11,861,376

Schwab Fundamental U.S. Small Company Index ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
ReNew Energy Global PLC, Class A *	404,547	2,605,283
SJW Group	51,115	3,355,189
Spire, Inc.	202,734	12,368,801
Unitil Corp.	61,801	2,996,112
		175,823,469
Total Common Stocks (Cost $6,647,436,122)		6,828,544,030

SHORT-TERM INVESTMENTS 0.8% OF NET ASSETS

Money Market Funds 0.8%
State Street Institutional U.S. Government Money Market Fund, Premier Class 5.31% (c)	5,908,456	5,908,456
State Street Institutional U.S. Government Money Market Fund, Premier Class 5.31% (c)(d)	51,878,057	51,878,057
		57,786,513
Total Short-Term Investments (Cost $57,786,513)		57,786,513
Total Investments in Securities (Cost $6,705,222,635)		6,886,330,543

	NUMBER OF CONTRACTS	NOTIONAL AMOUNT ($)	CURRENT VALUE/ UNREALIZED APPRECIATION ($)
FUTURES CONTRACTS
Long
Russell 2000 Index, e-mini, expires 12/15/23	315	28,542,150	217,510

*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $48,465,752.
(b)	Fair valued using significant unobservable inputs (see notes to portfolio holdings for additional information).
(c)	The rate shown is the annualized 7-day yield.
(d)	Security purchased with cash collateral received for securities on loan.

REIT —	Real Estate Investment Trust

The following is a summary of the inputs used to value the fund’s investments as of November 30, 2023 (see notes to portfolio holdings for additional information):
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Common Stocks[1]	$6,516,825,925	$—	$—	$6,516,825,925
Health Care Equipment & Services	256,498,391	—	0 *	256,498,391
Telecommunication Services	55,219,714	—	0 *	55,219,714
Short-Term Investments[1]	57,786,513	—	—	57,786,513
Futures Contracts[2]	217,510	—	—	217,510
Total	$6,886,548,053	$—	$0	$6,886,548,053

*	Level 3 amount shown includes securities determined to have no value at November 30, 2023.
[1]	As categorized in the Portfolio Holdings.
[2]	Futures contracts are reported at cumulative unrealized appreciation or depreciation.

Schwab Strategic Trust
Schwab Fundamental International Large Company Index ETF

Portfolio Holdings as of November 30, 2023 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports. You can also obtain this information at no cost by calling 1-866-414-6349 or by sending an email request to orders@mysummaryprospectus.com.

SECURITY	NUMBER OF SHARES	VALUE ($)
COMMON STOCKS 98.3% OF NET ASSETS

Australia 4.7%
AGL Energy Ltd.	1,568,863	9,809,412
Amcor PLC	798,093	7,561,918
AMP Ltd.	4,009,386	2,485,626
Ampol Ltd.	333,211	7,562,623
ANZ Group Holdings Ltd.	2,002,598	32,359,034
APA Group	554,727	3,137,434
Aristocrat Leisure Ltd.	141,508	3,808,433
Aurizon Holdings Ltd.	1,958,627	4,584,296
BHP Group Ltd.	2,924,228	89,771,497
BlueScope Steel Ltd.	629,940	8,679,425
Brambles Ltd.	814,508	7,204,394
Coles Group Ltd.	787,326	8,002,819
Commonwealth Bank of Australia	673,553	46,741,081
Computershare Ltd.	147,422	2,307,834
CSL Ltd.	67,622	11,757,545
Downer EDI Ltd.	1,291,768	3,631,588
Endeavour Group Ltd.	702,583	2,296,629
Fortescue Ltd.	1,106,538	18,334,912
Goodman Group	227,283	3,428,425
Incitec Pivot Ltd.	1,376,536	2,665,119
Insurance Australia Group Ltd.	1,543,612	6,079,542
James Hardie Industries PLC *	114,388	3,695,166
JB Hi-Fi Ltd.	105,504	3,346,620
Lendlease Corp. Ltd.	1,090,644	4,794,494
Macquarie Group Ltd.	113,659	12,739,878
Medibank Pvt Ltd.	2,067,484	4,743,124
Metcash Ltd.	1,305,554	3,133,644
Mineral Resources Ltd.	47,825	1,939,723
Mirvac Group	2,111,377	2,883,894
National Australia Bank Ltd.	1,606,661	30,254,421
Orica Ltd.	286,130	2,963,403
Origin Energy Ltd.	1,101,339	6,017,200
QBE Insurance Group Ltd.	562,876	5,736,313
Ramsay Health Care Ltd.	88,467	2,883,629
Rio Tinto Ltd.	363,650	30,149,409
Santos Ltd.	1,032,139	4,728,926
Scentre Group	2,719,032	4,777,563
Sims Ltd.	244,253	2,166,917
Sonic Healthcare Ltd.	231,149	4,470,691
South32 Ltd.	3,285,802	6,710,245
Stockland	1,592,565	4,361,074
Suncorp Group Ltd.	1,018,322	9,432,521
Telstra Group Ltd.	3,699,329	9,369,848
Transurban Group	644,292	5,536,483
Treasury Wine Estates Ltd.	314,783	2,233,270
Wesfarmers Ltd.	613,625	21,425,460
Westpac Banking Corp.	2,412,684	34,186,230
Woodside Energy Group Ltd.	436,634	8,974,815
SECURITY	NUMBER OF SHARES	VALUE ($)
Woolworths Group Ltd.	594,645	13,760,349
Worley Ltd.	254,141	2,857,899
		532,482,795

Austria 0.3%
BAWAG Group AG	62,780	3,274,266
Erste Group Bank AG	238,270	9,647,727
OMV AG	184,872	7,897,099
Raiffeisen Bank International AG	214,377	3,578,774
voestalpine AG	206,986	5,831,253
Wienerberger AG	107,766	3,078,337
		33,307,456

Belgium 0.8%
Ageas SA	184,975	7,968,101
Anheuser-Busch InBev SA	538,545	33,852,018
Colruyt Group NV	93,080	4,014,652
Groupe Bruxelles Lambert NV	99,435	7,887,482
KBC Group NV	154,646	8,875,424
Proximus SADP	432,011	4,150,861
Solvay SA	64,569	7,478,401
UCB SA	58,172	4,305,906
Umicore SA	227,650	6,092,982
		84,625,827

Canada 6.7%
Agnico Eagle Mines Ltd.	141,827	7,620,384
Algonquin Power & Utilities Corp.	398,677	2,461,132
Alimentation Couche-Tard, Inc.	515,582	29,432,494
AltaGas Ltd.	170,184	3,464,305
ARC Resources Ltd.	199,078	3,177,378
Atco Ltd., Class I	102,150	2,791,354
B2Gold Corp.	714,784	2,414,508
Bank of Montreal	273,705	22,484,245
Bank of Nova Scotia	780,825	34,956,726
Barrick Gold Corp.	1,021,361	17,958,658
Bausch Health Cos., Inc. *	482,863	3,447,368
BCE, Inc.	226,696	8,933,412
Canadian Imperial Bank of Commerce	499,070	20,649,649
Canadian National Railway Co.	185,519	21,545,025
Canadian Natural Resources Ltd.	481,258	32,161,956
Canadian Pacific Kansas City Ltd.	153,349	11,048,909
Canadian Tire Corp. Ltd., Class A	56,926	5,926,249
Cenovus Energy, Inc.	396,117	7,032,147
CGI, Inc. *	98,637	10,037,207
CI Financial Corp.	308,260	3,196,619
Constellation Software, Inc.	1,523	3,580,232
Crescent Point Energy Corp.	361,826	2,548,540
Dollarama, Inc.	56,777	4,126,838
Emera, Inc.	167,260	5,883,121
Enbridge, Inc.	1,108,042	38,720,382
Fairfax Financial Holdings Ltd.	12,108	11,138,360

Schwab Fundamental International Large Company Index ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Finning International, Inc.	130,039	3,309,840
First Quantum Minerals Ltd.	198,944	1,630,171
Fortis, Inc.	272,727	10,934,425
Franco-Nevada Corp.	17,408	1,951,298
George Weston Ltd.	68,690	8,062,849
Gildan Activewear, Inc.	123,737	4,482,768
Great-West Lifeco, Inc. (a)	146,165	4,675,426
Hydro One Ltd.	141,153	3,926,903
iA Financial Corp., Inc.	45,865	3,065,109
Imperial Oil Ltd.	131,197	7,397,581
Intact Financial Corp.	36,435	5,651,274
Keyera Corp.	139,597	3,518,110
Kinross Gold Corp.	1,317,412	7,773,202
Linamar Corp.	61,966	2,632,932
Loblaw Cos. Ltd.	114,344	9,867,056
Lundin Mining Corp.	492,089	3,411,614
Magna International, Inc.	455,190	24,561,493
Manulife Financial Corp.	1,124,655	22,047,667
Methanex Corp.	62,135	2,654,320
Metro, Inc.	145,667	7,306,717
National Bank of Canada	120,723	8,006,352
Northland Power, Inc.	95,626	1,555,858
Nutrien Ltd.	333,351	17,844,611
Onex Corp.	202,966	13,740,642
Open Text Corp.	110,651	4,430,610
Parkland Corp.	157,263	5,151,049
Pembina Pipeline Corp.	254,563	8,522,045
Power Corp. of Canada	343,284	9,507,183
Restaurant Brands International, Inc.	74,832	5,326,575
RioCan Real Estate Investment Trust	170,547	2,197,482
Royal Bank of Canada	546,341	49,409,841
Saputo, Inc.	179,209	3,486,767
SNC-Lavalin Group, Inc.	138,323	4,290,936
Sun Life Financial, Inc.	247,941	12,530,086
Suncor Energy, Inc.	1,201,737	39,654,618
TC Energy Corp.	539,357	20,244,037
Teck Resources Ltd., Class B	265,358	10,004,869
TELUS Corp.	263,468	4,718,076
TFI International, Inc.	25,982	3,076,793
Thomson Reuters Corp.	38,355	5,362,939
Toronto-Dominion Bank	745,129	45,471,087
Tourmaline Oil Corp.	62,387	3,022,147
Waste Connections, Inc.	46,363	6,284,660
West Fraser Timber Co. Ltd.	89,300	6,482,211
Wheaton Precious Metals Corp.	64,139	3,138,712
WSP Global, Inc.	33,299	4,613,011
		753,671,150

Denmark 0.9%
AP Moller - Maersk AS, Class A	3,855	5,985,753
AP Moller - Maersk AS, Class B	6,523	10,309,799
Carlsberg AS, Class B	40,839	5,068,156
Coloplast AS, Class B	27,740	3,280,174
Danske Bank AS	445,421	11,550,837
DSV AS	48,789	7,357,817
ISS AS	146,731	2,533,862
Novo Nordisk AS, Class B	362,013	36,846,848
Novozymes AS, Class B	68,978	3,584,597
Orsted AS	66,186	3,122,771
Pandora AS	49,264	6,663,075
Vestas Wind Systems AS *	355,340	9,857,569
		106,161,258

Finland 1.0%
Elisa OYJ	62,707	2,810,678
Fortum OYJ	435,190	6,118,261
Huhtamaki OYJ	69,283	2,688,148
SECURITY	NUMBER OF SHARES	VALUE ($)
Kesko OYJ, B Shares	233,777	4,477,827
Kone OYJ, B Shares	149,780	6,666,106
Mandatum OYJ *	230,797	989,915
Neste OYJ	208,979	7,953,235
Nokia OYJ	3,704,072	13,005,593
Nokian Renkaat OYJ	320,474	2,607,134
Nordea Bank Abp	2,058,911	23,156,700
Outokumpu OYJ	605,586	2,854,462
Sampo OYJ, A Shares	233,416	10,225,413
Stora Enso OYJ, R Shares	586,315	7,619,166
UPM-Kymmene OYJ	414,860	14,521,136
Valmet OYJ	83,050	2,217,371
Wartsila OYJ Abp	377,760	5,218,124
		113,129,269

France 8.5%
Accor SA	73,951	2,566,684
Air Liquide SA	177,565	33,672,226
Airbus SE	109,830	16,321,602
ALD SA	235,818	1,624,856
Alstom SA	170,804	2,118,962
Amundi SA	40,125	2,473,593
Arkema SA	78,151	7,952,335
Atos SE *(a)	475,109	3,031,554
AXA SA	1,162,862	36,281,311
BNP Paribas SA	937,681	59,104,721
Bollore SE	638,148	3,652,007
Bouygues SA	365,113	13,907,268
Bureau Veritas SA	95,269	2,308,686
Capgemini SE	58,733	12,047,716
Carrefour SA	1,153,044	21,884,418
Casino Guichard Perrachon SA *(a)	445,442	315,914
Cie de Saint-Gobain SA	505,958	33,018,167
Cie Generale des Etablissements Michelin SCA	734,694	24,698,062
Credit Agricole SA	1,079,383	14,158,492
Danone SA	419,005	26,959,698
Dassault Systemes SE	73,247	3,433,755
Edenred SE	42,792	2,334,518
Eiffage SA	77,772	7,891,706
Elis SA	207,286	3,998,682
Engie SA	1,794,451	31,166,267
EssilorLuxottica SA	69,108	13,204,707
Eurazeo SE	45,769	3,438,271
Eurofins Scientific SE	40,755	2,372,802
Eutelsat Communications SACA (a)	401,088	1,657,732
Forvia SE *	338,029	6,651,733
Hermes International SCA	2,267	4,710,085
Kering SA	22,929	9,849,523
Klepierre SA	113,582	2,862,768
Legrand SA	87,855	8,475,819
L'Oreal SA	55,796	26,241,908
LVMH Moet Hennessy Louis Vuitton SE	41,073	31,491,335
Orange SA	3,315,542	40,893,226
Pernod Ricard SA	51,422	8,895,695
Publicis Groupe SA	123,116	10,421,469
Renault SA	483,801	18,998,237
Rexel SA	310,860	7,506,041
Rubis SCA	152,200	3,703,260
Safran SA	98,600	17,322,933
Sanofi SA	593,425	55,334,172
Schneider Electric SE	178,047	32,757,325
SCOR SE	188,090	5,937,161
SEB SA	26,220	2,989,604
SES SA, Class A	607,116	3,613,526
Societe Generale SA	1,142,033	28,753,125
Sodexo SA	48,790	5,238,303

Schwab Fundamental International Large Company Index ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
STMicroelectronics NV	173,030	8,204,004
Teleperformance SE	26,955	3,780,734
Thales SA	32,420	4,844,397
TotalEnergies SE	2,276,854	154,671,033
Unibail-Rodamco-Westfield *	65,017	4,141,481
Valeo SE	493,955	7,157,315
Veolia Environnement SA	465,384	14,679,938
Vinci SA	272,567	33,397,789
Vivendi SE	358,961	3,401,980
Wendel SE	34,542	2,926,534
		957,449,165

Germany 7.3%
adidas AG	114,873	24,082,437
Allianz SE	266,682	67,099,254
Aurubis AG	80,136	6,627,680
BASF SE	1,271,927	59,238,242
Bayer AG	595,234	20,367,066
Bayerische Motoren Werke AG	416,457	43,435,749
Beiersdorf AG	26,812	3,765,065
Brenntag SE	113,139	9,786,799
Commerzbank AG	572,780	7,027,680
Continental AG	201,906	15,645,685
Covestro AG *	341,706	17,970,673
Daimler Truck Holding AG	290,467	9,453,981
Deutsche Bank AG	1,190,289	14,839,229
Deutsche Boerse AG	34,720	6,603,007
Deutsche Lufthansa AG *	564,375	4,914,002
Deutsche Post AG	839,341	39,416,258
Deutsche Telekom AG	3,237,385	77,622,553
E.ON SE	1,767,041	23,010,907
Evonik Industries AG	260,251	4,869,913
Freenet AG	132,158	3,714,531
Fresenius Medical Care AG & Co. KGaA	305,293	12,534,752
Fresenius SE & Co. KGaA	734,397	23,309,841
GEA Group AG	87,165	3,206,966
Hannover Rueck SE	25,365	6,060,991
Heidelberg Materials AG	193,882	15,823,545
Henkel AG & Co. KGaA	82,916	5,797,297
Infineon Technologies AG	300,674	11,662,729
K+S AG	185,980	2,759,751
KION Group AG	116,814	4,257,024
Kloeckner & Co. SE	280,356	1,911,853
Knorr-Bremse AG	45,375	2,846,749
LANXESS AG	133,547	3,249,404
Mercedes-Benz Group AG	868,132	56,435,315
Merck KGaA	34,827	6,085,660
METRO AG *	368,448	2,470,374
MTU Aero Engines AG	16,232	3,325,192
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	58,867	25,101,007
ProSiebenSat.1 Media SE (a)	314,053	1,979,909
Puma SE	43,856	2,831,840
Rheinmetall AG	16,340	4,920,688
RWE AG	258,983	11,125,034
Salzgitter AG	81,458	2,415,727
SAP SE	324,188	51,459,423
Siemens AG	327,691	55,061,739
Siemens Energy AG *	459,731	5,457,546
Siemens Healthineers AG	78,961	4,561,012
Symrise AG	34,463	3,880,587
Telefonica Deutschland Holding AG	1,314,162	3,369,624
thyssenkrupp AG	1,127,324	8,501,923
United Internet AG	191,448	4,294,757
Volkswagen AG	68,203	8,855,542
SECURITY	NUMBER OF SHARES	VALUE ($)
Vonovia SE	401,928	11,191,637
Zalando SE *	93,257	2,224,315
		828,460,464

Hong Kong 1.5%
AIA Group Ltd.	3,351,835	28,925,096
BOC Hong Kong Holdings Ltd.	2,284,893	6,114,268
CK Asset Holdings Ltd.	1,519,713	7,209,117
CK Hutchison Holdings Ltd.	4,652,764	23,322,499
CLP Holdings Ltd.	1,347,705	10,482,706
Galaxy Entertainment Group Ltd.	581,225	3,006,477
Hang Seng Bank Ltd.	388,466	4,302,307
Henderson Land Development Co. Ltd.	752,826	2,048,264
Hong Kong & China Gas Co. Ltd.	5,312,246	3,652,454
Hong Kong Exchanges & Clearing Ltd.	117,192	4,159,331
Hongkong Land Holdings Ltd.	748,281	2,409,465
Jardine Matheson Holdings Ltd.	332,076	12,821,454
Lenovo Group Ltd.	8,376,823	10,349,966
Link REIT	664,197	3,282,589
MTR Corp. Ltd.	669,455	2,400,003
New World Development Co. Ltd.	2,520,357	3,749,734
Orient Overseas International Ltd.	136,412	1,640,898
PCCW Ltd.	5,573,806	2,826,047
Sands China Ltd. *	926,964	2,274,001
Sino Land Co. Ltd.	1,849,073	1,863,207
Sun Hung Kai Properties Ltd.	1,017,653	9,987,209
Swire Pacific Ltd., A Shares	780,778	5,068,364
Swire Pacific Ltd., B Shares	928,453	992,610
Techtronic Industries Co. Ltd.	398,837	4,049,495
WH Group Ltd.	20,133,048	12,940,335
Wharf Real Estate Investment Co. Ltd.	709,980	2,240,760
Xinyi Glass Holdings Ltd.	1,473,707	1,696,302
		173,814,958

Ireland 0.1%
Bank of Ireland Group PLC	337,710	3,165,204
Kerry Group PLC, Class A	58,449	4,733,286
Kingspan Group PLC	49,824	3,957,625
		11,856,115

Israel 0.2%
Bank Hapoalim BM	538,407	4,555,518
Bank Leumi Le-Israel BM	770,005	5,779,018
ICL Group Ltd.	468,564	2,357,855
Israel Discount Bank Ltd., A Shares	524,941	2,533,012
Teva Pharmaceutical Industries Ltd. *	461,413	4,491,346
		19,716,749

Italy 3.1%
A2A SpA	1,830,585	3,940,775
Assicurazioni Generali SpA	1,056,369	21,905,250
Banco BPM SpA	1,060,641	5,871,966
CNH Industrial NV	543,046	5,771,122
Enel SpA	8,663,687	61,311,845
Eni SpA	3,094,778	51,217,987
Ferrari NV	14,829	5,349,084
Hera SpA	915,880	2,898,019
Intesa Sanpaolo SpA	13,432,418	38,714,130
Iveco Group NV *	202,980	1,652,178
Leonardo SpA	429,033	6,586,421
Mediobanca Banca di Credito Finanziario SpA	353,151	4,151,857

Schwab Fundamental International Large Company Index ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Pirelli & C SpA	500,827	2,490,730
Poste Italiane SpA	306,991	3,308,045
Prysmian SpA	124,956	4,816,876
Snam SpA	1,023,124	5,160,798
Stellantis NV	2,761,581	59,967,949
Telecom Italia SpA *	43,661,475	12,700,571
Tenaris SA	202,851	3,485,960
Terna - Rete Elettrica Nazionale	506,173	4,084,704
UniCredit SpA	1,372,877	37,426,195
Unipol Gruppo SpA	534,191	3,065,822
		345,878,284

Japan 27.3%
Advantest Corp.	160,282	5,075,118
Aeon Co. Ltd.	700,949	14,513,511
AGC, Inc.	286,020	10,389,471
Air Water, Inc.	294,233	3,864,128
Aisin Corp.	455,564	16,797,642
Ajinomoto Co., Inc.	197,505	7,382,640
Alfresa Holdings Corp.	538,997	8,668,214
Alps Alpine Co. Ltd.	533,457	4,674,763
Amada Co. Ltd.	328,931	3,298,544
Asahi Group Holdings Ltd.	367,377	13,555,934
Asahi Kasei Corp.	2,183,449	15,160,892
Astellas Pharma, Inc.	982,926	11,951,226
Bandai Namco Holdings, Inc.	296,866	5,909,809
Bridgestone Corp.	642,456	26,500,468
Brother Industries Ltd.	363,059	6,129,775
Canon, Inc.	1,029,336	26,507,134
Central Japan Railway Co.	700,454	16,820,183
Chubu Electric Power Co., Inc.	1,382,469	17,085,067
Chugai Pharmaceutical Co. Ltd.	173,689	6,130,546
Chugoku Electric Power Co., Inc.	722,238	4,770,137
Coca-Cola Bottlers Japan Holdings, Inc.	327,421	4,486,023
COMSYS Holdings Corp.	167,508	3,633,768
Concordia Financial Group Ltd.	647,981	3,041,458
Cosmo Energy Holdings Co. Ltd.	202,490	7,718,275
Dai Nippon Printing Co. Ltd.	318,127	8,936,865
Daicel Corp.	391,251	3,760,731
Daido Steel Co. Ltd.	66,601	3,075,625
Daifuku Co. Ltd.	153,315	2,886,161
Dai-ichi Life Holdings, Inc.	853,158	17,780,497
Daiichi Sankyo Co. Ltd.	299,304	8,098,326
Daikin Industries Ltd.	107,621	16,128,408
Daito Trust Construction Co. Ltd.	78,591	8,665,291
Daiwa House Industry Co. Ltd.	974,594	27,681,674
Daiwa Securities Group, Inc.	1,040,981	6,727,455
Daiwabo Holdings Co. Ltd.	165,645	3,260,014
Denka Co. Ltd.	154,812	2,769,829
Denso Corp.	1,627,426	25,473,425
Dentsu Group, Inc.	138,975	3,746,172
DIC Corp.	207,321	3,412,694
Dowa Holdings Co. Ltd.	82,550	2,934,913
East Japan Railway Co.	329,919	17,842,205
Ebara Corp.	80,232	4,543,052
EDION Corp.	286,808	2,880,981
Eisai Co. Ltd.	108,653	5,638,623
Electric Power Development Co. Ltd.	362,134	5,627,915
ENEOS Holdings, Inc.	9,871,129	39,021,123
EXEO Group, Inc.	166,325	3,507,974
FANUC Corp.	369,503	10,282,649
Fast Retailing Co. Ltd.	35,187	8,923,196
Fuji Electric Co. Ltd.	109,701	4,601,454
FUJIFILM Holdings Corp.	270,167	15,826,064
Fujikura Ltd.	380,609	2,931,128
Fujitsu Ltd.	170,258	24,323,394
Furukawa Electric Co. Ltd.	189,071	3,041,941
SECURITY	NUMBER OF SHARES	VALUE ($)
GS Yuasa Corp.	146,303	2,150,976
Hakuhodo DY Holdings, Inc.	340,523	2,569,442
Hankyu Hanshin Holdings, Inc.	145,275	4,393,577
Hanwa Co. Ltd.	117,866	3,635,600
Haseko Corp.	413,099	5,081,480
Hino Motors Ltd. *	991,641	3,202,282
Hitachi Construction Machinery Co. Ltd.	129,862	3,368,761
Hitachi Ltd.	795,931	55,373,561
Hokkaido Electric Power Co., Inc.	765,419	3,240,093
Honda Motor Co. Ltd.	9,441,482	96,372,282
Hoya Corp.	82,082	9,252,860
Idemitsu Kosan Co. Ltd.	688,496	18,889,571
IHI Corp.	168,711	3,259,300
Iida Group Holdings Co. Ltd.	280,282	4,189,963
INFRONEER Holdings, Inc.	267,399	2,824,389
Inpex Corp.	971,503	13,734,510
Isetan Mitsukoshi Holdings Ltd.	409,424	4,627,778
Isuzu Motors Ltd.	723,528	9,570,528
ITOCHU Corp.	1,118,709	43,421,059
Itoham Yonekyu Holdings, Inc.	94,961	2,537,261
Iwatani Corp.	74,097	3,561,628
J Front Retailing Co. Ltd.	251,754	2,306,631
Japan Exchange Group, Inc.	162,947	3,327,608
Japan Post Holdings Co. Ltd.	2,690,981	23,745,288
Japan Post Insurance Co. Ltd.	277,559	5,191,265
Japan Tobacco, Inc.	913,541	23,488,141
JFE Holdings, Inc.	1,202,433	17,731,281
JGC Holdings Corp.	233,928	2,629,089
JSR Corp.	126,189	3,473,217
JTEKT Corp.	628,612	5,763,747
Kajima Corp.	676,892	10,698,131
Kaneka Corp.	147,549	3,705,817
Kanematsu Corp.	193,780	2,692,354
Kansai Electric Power Co., Inc.	1,317,288	17,562,652
Kao Corp.	365,162	14,069,488
Kawasaki Heavy Industries Ltd.	212,379	4,831,268
Kawasaki Kisen Kaisha Ltd.	116,571	4,091,635
KDDI Corp.	1,483,445	46,409,396
Kewpie Corp. (a)	165,619	2,890,364
Keyence Corp.	20,649	8,848,474
Kikkoman Corp.	70,825	4,342,873
Kinden Corp.	223,948	3,362,212
Kintetsu Group Holdings Co. Ltd.	100,023	2,805,123
Kirin Holdings Co. Ltd.	725,459	10,241,370
Kobe Steel Ltd.	963,617	11,286,250
Koito Manufacturing Co. Ltd.	310,160	4,692,210
Komatsu Ltd.	844,610	21,550,167
Konica Minolta, Inc. *	1,432,149	4,532,773
K's Holdings Corp.	414,427	3,530,766
Kubota Corp.	835,482	11,975,421
Kuraray Co. Ltd.	562,815	5,727,704
Kurita Water Industries Ltd.	54,269	1,922,826
Kyocera Corp.	253,681	14,053,826
Kyushu Electric Power Co., Inc. *	1,442,199	9,663,762
Kyushu Railway Co.	153,216	3,203,508
Lion Corp.	229,511	2,008,910
Lixil Corp.	464,492	5,672,813
LY Corp.	1,323,858	3,856,010
Makita Corp.	212,239	5,633,482
Marubeni Corp.	1,420,784	22,171,669
MatsukiyoCocokara & Co.	231,018	3,990,290
Mazda Motor Corp.	1,614,399	17,237,656
Medipal Holdings Corp.	406,083	6,427,667
MEIJI Holdings Co. Ltd.	355,478	8,230,806
MINEBEA MITSUMI, Inc.	372,436	7,086,701
MISUMI Group, Inc.	144,354	2,343,488
Mitsubishi Chemical Group Corp.	2,627,828	17,215,486
Mitsubishi Corp.	1,196,622	55,737,404

Schwab Fundamental International Large Company Index ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Mitsubishi Electric Corp.	2,690,887	36,567,741
Mitsubishi Estate Co. Ltd.	813,306	10,983,633
Mitsubishi Gas Chemical Co., Inc.	307,975	4,869,561
Mitsubishi Heavy Industries Ltd.	353,324	19,760,428
Mitsubishi Materials Corp.	365,803	6,022,691
Mitsubishi Motors Corp.	892,840	2,907,384
Mitsubishi Shokuhin Co. Ltd.	99,100	3,257,862
Mitsubishi UFJ Financial Group, Inc.	7,099,029	60,265,035
Mitsui & Co. Ltd.	1,202,411	43,855,651
Mitsui Chemicals, Inc.	285,723	8,364,793
Mitsui Fudosan Co. Ltd.	669,870	15,732,328
Mitsui Mining & Smelting Co. Ltd.	125,613	3,857,564
Mitsui OSK Lines Ltd.	260,735	7,162,342
Mizuho Financial Group, Inc.	1,797,671	30,545,876
Morinaga Milk Industry Co. Ltd.	144,914	2,705,467
MS&AD Insurance Group Holdings, Inc.	412,386	15,434,314
Murata Manufacturing Co. Ltd.	928,557	18,111,368
Nagase & Co. Ltd.	224,789	3,532,974
Nagoya Railroad Co. Ltd.	185,219	2,711,851
NEC Corp.	344,124	19,180,720
NGK Insulators Ltd.	311,335	3,799,157
NH Foods Ltd.	237,117	7,047,669
NHK Spring Co. Ltd.	361,275	2,749,243
Nichirei Corp.	131,744	2,873,086
NIDEC Corp.	180,766	6,852,320
Nikon Corp.	364,333	3,510,619
Nintendo Co. Ltd.	422,907	19,772,944
Nippon Electric Glass Co. Ltd.	141,313	2,982,356
Nippon Light Metal Holdings Co. Ltd.	244,886	2,797,798
Nippon Paper Industries Co. Ltd. *	434,583	3,930,311
Nippon Steel Corp.	1,248,945	29,205,553
Nippon Telegraph & Telephone Corp.	31,236,742	36,575,101
Nippon Yusen KK	463,423	12,457,422
Nissan Chemical Corp.	56,972	2,078,331
Nissan Motor Co. Ltd.	5,535,596	21,826,353
Nisshin Seifun Group, Inc.	330,912	4,585,337
Nissin Foods Holdings Co. Ltd.	32,139	3,188,138
Nissui Corp.	569,894	2,842,627
Niterra Co. Ltd.	215,001	4,992,718
Nitori Holdings Co. Ltd.	39,057	4,507,136
Nitto Denko Corp.	135,618	9,646,046
NOK Corp.	287,016	3,659,655
Nomura Holdings, Inc.	2,238,351	9,195,052
Nomura Real Estate Holdings, Inc.	116,758	2,846,388
Nomura Research Institute Ltd.	137,389	3,858,620
NSK Ltd.	878,286	4,604,860
NTT Data Group Corp.	471,559	5,732,009
Obayashi Corp.	1,218,458	10,281,911
Oji Holdings Corp.	1,944,401	7,223,357
Olympus Corp.	357,541	5,238,501
Omron Corp.	129,001	5,409,255
Ono Pharmaceutical Co. Ltd.	189,500	3,487,872
Oriental Land Co. Ltd.	81,450	2,768,534
ORIX Corp.	838,879	15,312,443
Osaka Gas Co. Ltd.	612,208	11,926,533
Otsuka Corp.	86,838	3,544,948
Otsuka Holdings Co. Ltd.	319,116	12,280,251
PALTAC Corp.	76,562	2,462,558
Pan Pacific International Holdings Corp.	174,560	3,783,206
Panasonic Holdings Corp.	3,496,030	36,181,729
Penta-Ocean Construction Co. Ltd.	470,500	2,579,181
Persol Holdings Co. Ltd.	1,674,068	2,885,328
Recruit Holdings Co. Ltd.	512,762	19,093,955
Renesas Electronics Corp. *	307,013	5,406,760
Rengo Co. Ltd.	424,342	2,685,237
Resona Holdings, Inc.	1,239,716	6,444,494
Resonac Holdings Corp.	325,514	6,077,171
SECURITY	NUMBER OF SHARES	VALUE ($)
Ricoh Co. Ltd.	1,176,860	9,608,483
Rohm Co. Ltd.	219,632	4,197,722
Ryohin Keikaku Co. Ltd.	277,542	4,386,491
San-Ai Obbli Co. Ltd.	165,302	1,808,052
Sankyu, Inc.	81,050	2,762,613
Santen Pharmaceutical Co. Ltd.	290,597	2,749,993
Sanwa Holdings Corp.	221,452	3,177,189
SBI Holdings, Inc.	189,398	4,108,630
Secom Co. Ltd.	135,302	9,422,221
Seiko Epson Corp.	339,649	5,049,877
Seino Holdings Co. Ltd.	279,040	3,931,683
Sekisui Chemical Co. Ltd.	458,635	6,516,473
Sekisui House Ltd.	709,441	14,535,778
Seven & i Holdings Co. Ltd.	673,125	25,019,934
SG Holdings Co. Ltd.	356,174	5,149,808
Sharp Corp. *	353,100	2,210,771
Shikoku Electric Power Co., Inc.	395,992	2,740,216
Shimadzu Corp.	116,405	3,019,672
Shimamura Co. Ltd.	31,491	3,526,455
Shimano, Inc.	29,614	4,558,234
Shimizu Corp.	1,034,981	6,802,094
Shin-Etsu Chemical Co. Ltd.	852,552	30,057,165
Shionogi & Co. Ltd.	125,956	5,945,283
Shiseido Co. Ltd.	152,282	4,085,301
SMC Corp.	17,548	8,837,208
SoftBank Corp.	2,691,262	32,740,790
SoftBank Group Corp.	1,251,392	50,958,026
Sohgo Security Services Co. Ltd.	416,216	2,412,242
Sojitz Corp.	307,583	6,851,360
Sompo Holdings, Inc.	279,223	12,762,267
Sony Group Corp.	548,694	47,581,811
Stanley Electric Co. Ltd.	186,437	3,450,412
Subaru Corp.	1,132,254	20,073,986
SUMCO Corp.	240,741	3,609,446
Sumitomo Chemical Co. Ltd.	3,453,478	8,818,534
Sumitomo Corp.	1,159,052	24,304,537
Sumitomo Electric Industries Ltd.	1,579,525	19,595,149
Sumitomo Forestry Co. Ltd.	171,840	4,386,811
Sumitomo Heavy Industries Ltd.	236,074	5,635,372
Sumitomo Metal Mining Co. Ltd.	225,682	6,552,083
Sumitomo Mitsui Financial Group, Inc.	890,906	43,739,275
Sumitomo Mitsui Trust Holdings, Inc.	233,222	8,769,785
Sumitomo Realty & Development Co. Ltd.	280,979	7,933,212
Sumitomo Rubber Industries Ltd.	462,082	5,343,316
Sundrug Co. Ltd.	90,762	2,747,387
Suntory Beverage & Food Ltd.	114,515	3,600,404
Suzuken Co. Ltd.	230,908	7,876,816
Suzuki Motor Corp.	596,852	24,308,492
Sysmex Corp.	59,383	3,286,179
T&D Holdings, Inc.	309,167	4,572,622
Taiheiyo Cement Corp.	328,617	6,174,003
Taisei Corp.	273,943	9,322,604
Taiyo Yuden Co. Ltd.	98,244	2,547,891
Takashimaya Co. Ltd.	184,862	2,491,545
Takeda Pharmaceutical Co. Ltd.	1,025,266	28,885,128
TDK Corp.	290,624	13,505,509
Teijin Ltd.	530,716	4,830,239
Terumo Corp.	219,028	6,990,050
TIS, Inc.	128,129	2,710,179
Tobu Railway Co. Ltd.	136,427	3,372,954
Toho Gas Co. Ltd.	166,015	2,959,600
Toho Holdings Co. Ltd.	159,132	3,476,825
Tohoku Electric Power Co., Inc.	1,767,559	11,321,417
Tokio Marine Holdings, Inc.	1,015,341	25,054,716
Tokuyama Corp.	167,972	2,728,047
Tokyo Electric Power Co. Holdings, Inc. *	6,121,332	26,123,370

Schwab Fundamental International Large Company Index ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Tokyo Electron Ltd.	151,260	24,581,604
Tokyo Gas Co. Ltd.	616,090	14,281,736
Tokyu Corp.	377,702	4,434,010
Tokyu Fudosan Holdings Corp.	701,545	4,337,350
TOPPAN Holdings, Inc.	414,051	9,701,848
Toray Industries, Inc.	2,279,064	11,825,819
Toshiba Corp. *	80,619	2,508,522
Tosoh Corp.	563,412	7,496,408
TOTO Ltd.	129,054	3,314,628
Toyo Seikan Group Holdings Ltd.	295,467	4,585,849
Toyo Suisan Kaisha Ltd.	71,091	3,784,531
Toyoda Gosei Co. Ltd.	167,164	3,344,750
Toyota Industries Corp.	151,136	12,998,913
Toyota Motor Corp.	10,607,415	200,510,172
Toyota Tsusho Corp.	339,977	18,834,590
TS Tech Co. Ltd.	202,283	2,498,520
Tsuruha Holdings, Inc.	48,145	4,051,299
UBE Corp.	250,875	3,942,964
Unicharm Corp.	110,157	3,549,077
West Japan Railway Co.	191,721	7,582,729
Yakult Honsha Co. Ltd.	95,193	2,126,847
Yamada Holdings Co. Ltd.	1,915,896	5,553,228
Yamaha Corp.	96,511	2,259,442
Yamaha Motor Co. Ltd.	389,378	9,948,123
Yamato Holdings Co. Ltd.	519,737	9,240,902
Yamazaki Baking Co. Ltd.	225,830	4,941,726
Yaskawa Electric Corp.	97,687	3,748,628
Yokogawa Electric Corp.	173,669	3,290,472
Yokohama Rubber Co. Ltd.	193,294	4,300,362
		3,088,816,867

Netherlands 2.6%
Aalberts NV	66,746	2,641,420
ABN AMRO Bank NV, GDR	423,965	5,696,775
Aegon Ltd.	1,854,980	10,172,470
Akzo Nobel NV	226,782	17,434,757
APERAM SA	82,119	2,735,490
ArcelorMittal SA	1,057,574	26,643,998
ASML Holding NV	45,217	30,736,505
ASR Nederland NV	124,368	5,735,953
DSM-Firmenich AG	89,996	8,530,171
EXOR NV	230,373	22,446,453
Heineken Holding NV	80,990	6,300,654
Heineken NV	99,562	9,114,236
ING Groep NV, Series N	2,506,976	35,225,996
Koninklijke Ahold Delhaize NV	1,363,070	39,501,257
Koninklijke KPN NV	2,429,684	8,342,788
Koninklijke Philips NV	1,088,868	22,299,966
NN Group NV	364,302	13,868,427
Prosus NV *	103,956	3,448,163
Randstad NV	176,146	10,474,516
SBM Offshore NV	170,953	2,277,493
Signify NV	158,603	4,613,561
Wolters Kluwer NV	53,720	7,402,937
		295,643,986

New Zealand 0.1%
Fletcher Building Ltd.	1,049,902	3,002,425
Spark New Zealand Ltd.	1,135,597	3,636,767
		6,639,192

Norway 0.7%
Aker BP ASA	108,207	3,113,054
DNB Bank ASA	609,422	11,652,677
Equinor ASA	765,486	24,721,275
Mowi ASA	330,969	5,904,678
SECURITY	NUMBER OF SHARES	VALUE ($)
Norsk Hydro ASA	1,233,456	7,184,136
Orkla ASA	587,743	4,342,585
Subsea 7 SA	281,317	3,961,844
Telenor ASA (a)	898,150	9,690,767
Yara International ASA	186,442	6,335,928
		76,906,944

Poland 0.3%
KGHM Polska Miedz SA	146,252	4,226,015
ORLEN SA	874,609	12,940,772
PGE Polska Grupa Energetyczna SA *	1,786,468	3,764,331
Powszechna Kasa Oszczednosci Bank Polski SA *	416,798	4,964,704
Powszechny Zaklad Ubezpieczen SA	586,784	6,705,683
		32,601,505

Portugal 0.2%
EDP - Energias de Portugal SA	2,266,022	10,846,670
Galp Energia SGPS SA	590,876	8,803,447
Jeronimo Martins SGPS SA	155,679	3,855,854
		23,505,971

Republic of Korea 6.6%
Amorepacific Corp.	28,262	2,832,443
BNK Financial Group, Inc.	677,636	3,765,958
CJ CheilJedang Corp.	16,204	3,880,972
CJ Corp.	71,860	5,124,303
Coway Co. Ltd.	66,501	2,577,258
DB Insurance Co. Ltd.	77,127	5,003,705
DL E&C Co. Ltd.	136,575	4,054,430
Doosan Enerbility Co. Ltd. *	220,322	2,698,204
E-MART, Inc.	84,147	4,943,877
GS Engineering & Construction Corp.	223,524	2,808,452
GS Holdings Corp.	176,917	5,663,428
Hana Financial Group, Inc.	382,620	12,352,147
Hankook Tire & Technology Co. Ltd.	137,955	4,849,250
Hanwha Corp.	212,114	4,208,905
Hanwha Galleria Corp. *	73,094	58,978
Hanwha Solutions Corp. *	83,492	2,161,480
HD Hyundai Co. Ltd.	105,599	4,935,565
HD Korea Shipbuilding & Offshore Engineering Co. Ltd. *	50,474	4,369,992
HMM Co. Ltd.	194,227	2,331,958
Hyundai Engineering & Construction Co. Ltd.	160,289	4,454,025
Hyundai Glovis Co. Ltd.	34,148	4,597,533
Hyundai Marine & Fire Insurance Co. Ltd.	137,865	3,334,022
Hyundai Mobis Co. Ltd.	110,229	19,565,509
Hyundai Motor Co.	196,141	28,019,057
Hyundai Steel Co.	284,580	7,764,381
Industrial Bank of Korea	399,475	3,662,977
KB Financial Group, Inc.	428,430	17,400,870
Kia Corp.	370,187	24,647,571
Korea Electric Power Corp. *	1,125,066	16,438,007
Korea Gas Corp. *	126,759	2,441,546
Korea Zinc Co. Ltd.	8,986	3,423,338
Korean Air Lines Co. Ltd.	177,453	3,087,873
KT&G Corp.	95,641	6,538,415
Kumho Petrochemical Co. Ltd.	26,144	2,593,832
LG Chem Ltd.	26,540	10,306,197
LG Corp.	52,181	3,401,482
LG Display Co. Ltd. *	848,808	8,237,086
LG Electronics, Inc.	224,980	17,909,116
LG H&H Co. Ltd.	9,795	2,531,979
LG Innotek Co. Ltd.	14,841	2,737,789

Schwab Fundamental International Large Company Index ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
LG Uplus Corp.	587,258	4,779,451
Lotte Chemical Corp.	45,976	5,495,097
Lotte Shopping Co. Ltd.	47,515	2,817,422
NAVER Corp.	29,294	4,722,825
POSCO Holdings, Inc.	142,237	53,249,987
Posco International Corp.	122,863	5,447,245
Samsung C&T Corp.	90,637	8,381,191
Samsung Electro-Mechanics Co. Ltd.	51,900	5,861,202
Samsung Electronics Co. Ltd.	4,451,813	251,204,888
Samsung Fire & Marine Insurance Co. Ltd.	44,300	8,927,644
Samsung Life Insurance Co. Ltd.	84,452	4,582,134
Samsung SDI Co. Ltd.	11,558	4,228,482
Samsung SDS Co. Ltd.	41,154	5,371,727
Shinhan Financial Group Co. Ltd.	569,537	16,289,513
SK Hynix, Inc.	542,373	56,290,931
SK Innovation Co. Ltd. *	90,136	9,997,645
SK, Inc.	117,214	14,863,551
S-Oil Corp.	57,817	3,056,326
Woori Financial Group, Inc.	846,907	8,546,858
		745,828,029

Singapore 0.6%
ComfortDelGro Corp. Ltd.	3,232,669	3,124,639
DBS Group Holdings Ltd.	679,511	16,160,407
Jardine Cycle & Carriage Ltd.	120,299	2,570,753
Keppel Corp. Ltd.	811,869	4,057,520
Oversea-Chinese Banking Corp. Ltd.	1,483,363	13,937,788
Singapore Airlines Ltd.	654,179	3,107,669
Singapore Telecommunications Ltd.	5,067,058	8,770,346
United Overseas Bank Ltd.	532,705	10,864,851
Venture Corp. Ltd.	231,539	2,173,823
Wilmar International Ltd.	2,770,957	7,536,771
		72,304,567

Spain 3.1%
Acciona SA	14,484	2,046,553
Acerinox SA	275,462	3,026,606
ACS Actividades de Construccion y Servicios SA	287,091	11,480,432
Aena SME SA	26,130	4,503,226
Amadeus IT Group SA	97,062	6,652,913
Banco Bilbao Vizcaya Argentaria SA	5,819,703	54,012,078
Banco de Sabadell SA	6,199,065	9,063,495
Banco Santander SA	22,037,322	91,394,776
CaixaBank SA	993,765	4,479,232
Enagas SA	167,226	3,065,334
Endesa SA	285,954	5,985,806
Ferrovial SE	111,523	3,864,645
Grifols SA *	243,563	3,445,470
Iberdrola SA	3,627,691	44,905,494
Industria de Diseno Textil SA	423,897	17,496,911
Mapfre SA (a)	1,361,013	3,002,674
Naturgy Energy Group SA	133,061	3,980,915
Redeia Corp. SA	236,938	3,976,086
Repsol SA	1,775,154	27,193,670
Telefonica SA	12,079,544	52,113,698
		355,690,014

Sweden 2.0%
Alfa Laval AB	110,379	4,122,813
Assa Abloy AB, B Shares	353,622	9,067,620
Atlas Copco AB, A Shares	656,041	10,135,944
Atlas Copco AB, B Shares	386,891	5,111,731
Boliden AB	242,736	6,483,708
Electrolux AB, B Shares *	300,240	2,958,319
SECURITY	NUMBER OF SHARES	VALUE ($)
Epiroc AB, A Shares	152,224	2,841,439
Epiroc AB, B Shares	112,796	1,777,163
Essity AB, B Shares	376,279	9,425,962
H & M Hennes & Mauritz AB, B Shares	686,649	11,002,006
Hexagon AB, B Shares	427,740	4,281,951
Husqvarna AB, B Shares	340,150	2,600,745
Industrivarden AB, A Shares	59,448	1,789,309
Industrivarden AB, C Shares	55,058	1,659,277
Investor AB, A Shares	260,831	5,364,051
Investor AB, B Shares	848,654	17,639,039
Sandvik AB	499,853	9,874,134
Securitas AB, B Shares	621,411	5,600,429
Skandinaviska Enskilda Banken AB, A Shares	687,241	8,329,121
Skanska AB, B Shares	471,986	7,589,539
SKF AB, B Shares	367,176	6,906,329
SSAB AB, A Shares	318,165	2,412,004
SSAB AB, B Shares	781,678	5,787,141
Svenska Cellulosa AB SCA, B Shares	239,345	3,559,734
Svenska Handelsbanken AB, A Shares	859,444	8,152,491
Swedbank AB, A Shares	627,951	11,526,682
Tele2 AB, B Shares	541,238	4,248,771
Telefonaktiebolaget LM Ericsson, B Shares	2,215,274	10,984,568
Telia Co. AB	4,148,363	9,857,402
Trelleborg AB, B Shares	125,183	3,889,700
Volvo AB, A Shares	184,660	4,366,772
Volvo AB, B Shares	1,236,168	28,695,693
Volvo Car AB, B Shares *	465,996	1,519,545
		229,561,132

Switzerland 4.9%
ABB Ltd.	555,981	22,193,204
Adecco Group AG	306,728	14,839,914
Alcon, Inc.	94,731	7,181,493
Baloise Holding AG	22,550	3,472,422
Barry Callebaut AG	1,264	2,117,932
Chocoladefabriken Lindt & Spruengli AG	18	2,214,939
Chocoladefabriken Lindt & Spruengli AG, Participation Certificates	228	2,837,054
Cie Financiere Richemont SA, Class A	120,443	15,125,497
DKSH Holding AG	34,877	2,316,309
Galenica AG	28,784	2,404,873
Geberit AG	10,327	5,812,241
Georg Fischer AG	42,614	2,808,099
Givaudan SA	1,999	7,521,969
Helvetia Holding AG	17,202	2,367,983
Holcim AG *	419,224	31,000,061
Julius Baer Group Ltd.	74,086	3,769,265
Kuehne & Nagel International AG	17,927	5,220,075
Logitech International SA	55,391	4,856,546
Lonza Group AG	10,739	4,179,262
Nestle SA	878,578	100,381,490
Novartis AG	664,916	65,088,436
Partners Group Holding AG	4,462	5,913,927
Roche Holding AG	309,459	84,006,437
Roche Holding AG, Bearer Shares	12,191	3,502,170
Sandoz Group AG *	131,285	3,776,020
Schindler Holding AG	8,600	1,853,418
Schindler Holding AG, Participation Certificates	15,688	3,531,627
SGS SA	54,429	4,650,767
Sika AG	24,091	6,571,658

Schwab Fundamental International Large Company Index ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Sonova Holding AG	12,380	3,592,058
Swatch Group AG	33,184	1,675,324
Swatch Group AG, Bearer Shares	19,730	5,207,331
Swiss Life Holding AG	14,738	9,501,607
Swiss Prime Site AG	31,632	3,201,214
Swiss Re AG	153,296	18,202,302
Swisscom AG	15,792	9,269,435
UBS Group AG	1,655,387	46,888,830
Zurich Insurance Group AG	68,641	34,567,183
		553,620,372

United Kingdom 14.8%
3i Group PLC	302,287	8,541,418
abrdn PLC	2,804,262	5,784,813
Admiral Group PLC	125,960	4,306,987
Anglo American PLC	1,152,490	31,251,651
Antofagasta PLC	201,177	3,587,166
Ashtead Group PLC	146,782	8,850,539
Associated British Foods PLC	338,590	10,193,007
AstraZeneca PLC	264,716	33,933,953
Aviva PLC	2,930,622	15,489,330
B&M European Value Retail SA	601,357	4,366,745
BAE Systems PLC	1,423,643	18,923,730
Balfour Beatty PLC	684,431	2,817,712
Barclays PLC	15,359,620	27,424,525
Barratt Developments PLC	1,429,682	9,299,292
Bellway PLC	184,250	5,406,762
Berkeley Group Holdings PLC	94,724	5,559,296
BP PLC	20,525,111	124,488,154
British American Tobacco PLC	1,868,514	59,419,957
BT Group PLC	14,218,942	22,122,566
Bunzl PLC	159,642	6,067,003
Burberry Group PLC	175,419	3,250,017
Centrica PLC	6,387,078	12,051,762
Coca-Cola HBC AG *	122,446	3,404,029
Compass Group PLC	726,381	18,418,818
CRH PLC	500,706	31,604,681
Croda International PLC	38,887	2,207,427
Currys PLC	6,460,929	3,569,407
DCC PLC	141,678	9,581,260
Diageo PLC	520,565	18,211,712
Direct Line Insurance Group PLC *	2,480,730	5,919,802
Dowlais Group PLC	839,085	1,085,077
DS Smith PLC	1,455,323	5,353,913
Entain PLC	207,572	2,109,563
Experian PLC	201,018	7,387,514
Ferguson PLC	96,710	16,381,129
Firstgroup PLC	2,279,743	4,623,435
Flutter Entertainment PLC *	21,189	3,318,154
Glencore PLC	15,814,937	88,452,379
GSK PLC	2,368,619	42,561,444
Haleon PLC	2,740,235	11,449,430
Hays PLC	2,635,318	3,472,963
HSBC Holdings PLC	11,287,425	86,035,928
IMI PLC	126,995	2,512,823
Imperial Brands PLC	935,072	21,858,014
Inchcape PLC	438,357	3,512,756
Informa PLC	408,001	3,837,659
International Distributions Services PLC *	2,670,123	8,203,844
Intertek Group PLC	73,229	3,694,263
ITV PLC	4,022,985	3,061,849
J Sainsbury PLC	3,748,634	13,567,616
John Wood Group PLC *	2,346,803	4,132,569
Johnson Matthey PLC	335,539	6,584,018
Kingfisher PLC	3,942,901	10,951,380
Land Securities Group PLC	308,209	2,435,485
Legal & General Group PLC	4,273,702	12,405,796
SECURITY	NUMBER OF SHARES	VALUE ($)
Lloyds Banking Group PLC	61,671,803	33,938,499
London Stock Exchange Group PLC	36,562	4,122,199
M&G PLC	4,564,475	12,088,401
Man Group PLC	899,720	2,394,178
Marks & Spencer Group PLC	3,618,141	11,519,664
Melrose Industries PLC	765,859	5,028,028
Mondi PLC	574,507	10,233,066
National Grid PLC	2,311,248	30,063,858
NatWest Group PLC	2,857,827	7,521,540
Next PLC	57,329	5,755,246
Pearson PLC	497,715	5,905,128
Persimmon PLC	656,994	10,408,990
Phoenix Group Holdings PLC	461,979	2,720,685
Prudential PLC	1,013,949	11,077,538
Reckitt Benckiser Group PLC	203,508	13,906,912
RELX PLC	444,655	17,112,486
Rentokil Initial PLC	485,547	2,635,124
Rio Tinto PLC	1,043,832	71,344,463
Sage Group PLC	313,001	4,479,532
Severn Trent PLC	124,185	4,089,082
Shell PLC	8,805,203	285,361,697
Smith & Nephew PLC	443,972	5,752,542
Smiths Group PLC	190,182	3,967,738
Smurfit Kappa Group PLC	210,820	8,027,974
Spectris PLC	60,009	2,560,893
SSE PLC	809,077	18,769,391
St. James's Place PLC	188,104	1,544,512
Standard Chartered PLC	1,440,355	11,910,557
Tate & Lyle PLC	327,311	2,556,596
Taylor Wimpey PLC	5,209,164	8,543,224
Tesco PLC	11,197,411	40,513,166
Travis Perkins PLC	369,738	3,543,287
Unilever PLC	1,145,486	54,662,548
United Utilities Group PLC	372,350	5,142,715
Vodafone Group PLC	61,723,555	55,736,475
Whitbread PLC	74,379	2,910,487
WPP PLC	889,673	7,960,554
		1,670,851,497
Total Common Stocks (Cost $9,588,659,075)		11,112,523,566

PREFERRED STOCKS 1.1% OF NET ASSETS

Germany 0.6%
Bayerische Motoren Werke AG	74,636	7,093,020
FUCHS SE	73,779	3,123,411
Henkel AG & Co. KGaA	130,840	10,307,241
Volkswagen AG	420,686	48,847,912
		69,371,584

Italy 0.1%
Telecom Italia SpA - RSP *	24,801,961	7,352,590

Republic of Korea 0.4%
Hyundai Motor Co.	32,024	2,683,250
Hyundai Motor Co. 2nd	48,638	4,131,864
LG Chem Ltd.	4,422	1,059,100
LG H&H Co. Ltd.	1,609	178,092
Samsung Electronics Co. Ltd.	808,396	36,279,602
		44,331,908

Schwab Fundamental International Large Company Index ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Spain 0.0%
Grifols SA, B Shares *	182,139	1,779,644
Total Preferred Stocks (Cost $125,748,866)		122,835,726

WARRANTS 0.0% OF NET ASSETS

Canada 0.0%
Constellation Software, Inc.
expires 03/31/40 *(b)	1,396	7,145
Total Warrants (Cost $0)		7,145

SHORT-TERM INVESTMENTS 0.2% OF NET ASSETS

Money Market Funds 0.2%
State Street Institutional U.S. Government Money Market Fund, Premier Class 5.31% (c)	11,345,231	11,345,231
State Street Institutional U.S. Government Money Market Fund, Premier Class 5.31% (c)(d)	14,531,658	14,531,658
		25,876,889
Total Short-Term Investments (Cost $25,876,889)		25,876,889
Total Investments in Securities (Cost $9,740,284,830)		11,261,243,326

	NUMBER OF CONTRACTS	NOTIONAL AMOUNT ($)	CURRENT VALUE/ UNREALIZED APPRECIATION ($)
FUTURES CONTRACTS
Long
MSCI EAFE Index, expires 12/15/23	659	70,071,470	2,836,888

*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $13,729,871.
(b)	Fair valued using significant unobservable inputs (see notes to portfolio holdings for additional information).
(c)	The rate shown is the annualized 7-day yield.
(d)	Security purchased with cash collateral received for securities on loan.

GDR —	Global Depositary Receipt
REIT —	Real Estate Investment Trust
RSP —	Risparmio (Savings Shares)

The following is a summary of the inputs used to value the fund’s investments as of November 30, 2023 (see notes to portfolio holdings for additional information):
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Common Stocks[1]	$11,112,523,566	$—	$—	$11,112,523,566
Preferred Stocks[1]	122,835,726	—	—	122,835,726
Warrants[1]
Canada	—	—	7,145	7,145
Short-Term Investments[1]	25,876,889	—	—	25,876,889
Futures Contracts[2]	2,836,888	—	—	2,836,888
Total	$11,264,073,069	$—	$7,145	$11,264,080,214

[1]	As categorized in the Portfolio Holdings.
[2]	Futures contracts are reported at cumulative unrealized appreciation or depreciation.

Schwab Strategic Trust
Schwab Fundamental International Small Company Index ETF

Portfolio Holdings as of November 30, 2023 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports. You can also obtain this information at no cost by calling 1-866-414-6349 or by sending an email request to orders@mysummaryprospectus.com.

SECURITY	NUMBER OF SHARES	VALUE ($)
COMMON STOCKS 99.0% OF NET ASSETS

Australia 5.2%
Adbri Ltd. *	1,366,143	1,847,875
ALS Ltd.	310,242	2,517,841
Ansell Ltd.	204,163	3,210,983
Appen Ltd. *(a)	309,282	128,168
ARB Corp. Ltd.	39,809	831,454
ASX Ltd.	65,643	2,527,908
Austal Ltd.	956,973	1,189,727
Bank of Queensland Ltd. (a)	769,200	2,805,099
Bapcor Ltd.	378,805	1,351,277
Beach Energy Ltd.	2,661,333	2,620,426
Bega Cheese Ltd.	614,938	1,304,751
Bendigo & Adelaide Bank Ltd.	655,804	3,878,691
Boral Ltd. *	656,565	2,159,264
Breville Group Ltd.	82,467	1,299,191
CAR Group Ltd.	85,820	1,580,764
Challenger Ltd.	470,246	1,852,072
Champion Iron Ltd.	352,648	1,777,057
Charter Hall Group	176,381	1,216,274
Charter Hall Retail REIT	292,116	619,800
Cleanaway Waste Management Ltd.	1,477,130	2,409,351
Cochlear Ltd.	16,592	3,003,802
Collins Foods Ltd.	129,571	969,088
Coronado Global Resources, Inc.	1,276,768	1,388,360
Costa Group Holdings Ltd.	570,884	1,177,212
Credit Corp. Group Ltd.	52,920	454,047
Cromwell Property Group	1,674,155	488,421
CSR Ltd.	884,735	3,443,480
Dexus	658,612	3,074,316
Domino's Pizza Enterprises Ltd.	32,726	1,167,405
Eagers Automotive Ltd.	296,480	2,632,220
Elders Ltd.	269,777	1,314,736
Evolution Mining Ltd.	2,012,445	5,457,498
EVT Ltd.	103,913	752,383
FleetPartners Group Ltd. *	822,801	1,538,474
Flight Centre Travel Group Ltd.	109,637	1,332,496
G8 Education Ltd.	1,508,089	944,942
GPT Group	1,024,536	2,798,792
GrainCorp Ltd., Class A	512,086	2,590,679
GUD Holdings Ltd.	113,389	830,767
Harvey Norman Holdings Ltd.	1,071,231	2,791,399
Healius Ltd. *	562,271	559,221
Healius Ltd. - Interim Shares *(b)	211,216	210,070
Helia Group Ltd.	620,127	1,698,153
IGO Ltd.	154,899	881,216
Iluka Resources Ltd.	215,043	985,257
Inghams Group Ltd.	329,345	829,814
Insignia Financial Ltd.	826,511	1,156,318
IRESS Ltd.	193,146	900,300
Link Administration Holdings Ltd.	735,801	668,386
Lottery Corp. Ltd.	721,069	2,199,282
Lynas Rare Earths Ltd. *	90,653	397,911
Magellan Financial Group Ltd.	264,746	1,306,016
SECURITY	NUMBER OF SHARES	VALUE ($)
McMillan Shakespeare Ltd.	93,538	1,105,203
Monadelphous Group Ltd.	155,995	1,466,673
National Storage REIT	287,304	411,473
nib holdings Ltd.	442,014	2,221,526
Nine Entertainment Co. Holdings Ltd.	1,313,166	1,684,794
Northern Star Resources Ltd.	423,311	3,573,010
NRW Holdings Ltd.	1,084,954	2,014,260
Nufarm Ltd.	613,345	1,927,655
oOh!media Ltd.	863,844	824,791
Orora Ltd.	1,844,028	3,105,614
Perenti Ltd. *	2,327,617	1,620,493
Perpetual Ltd.	109,096	1,629,732
Perseus Mining Ltd.	639,892	818,861
Platinum Asset Management Ltd.	990,293	807,635
Premier Investments Ltd.	66,543	1,077,443
Qantas Airways Ltd. *	856,256	3,009,025
Qube Holdings Ltd.	1,206,662	2,336,225
Ramelius Resources Ltd.	1,240,501	1,406,499
REA Group Ltd.	10,224	1,052,443
Reece Ltd.	131,268	1,683,300
Region RE Ltd.	605,555	831,132
Regis Resources Ltd. *	1,463,567	1,892,315
Reliance Worldwide Corp. Ltd.	703,676	1,791,638
Sandfire Resources Ltd. *	443,295	1,810,589
SEEK Ltd.	154,192	2,441,420
Service Stream Ltd.	1,651,237	985,367
Seven Group Holdings Ltd.	102,219	2,178,330
Sigma Healthcare Ltd.	2,817,780	1,307,830
Silver Lake Resources Ltd. *	1,065,672	773,720
Southern Cross Media Group Ltd.	1,333,030	928,059
St Barbara Ltd. *	5,353,054	745,362
Star Entertainment Group Ltd. *	3,638,978	1,266,733
Steadfast Group Ltd.	272,714	1,019,842
Super Retail Group Ltd.	267,954	2,467,793
Tabcorp Holdings Ltd.	1,774,549	847,163
TPG Telecom Ltd.	306,237	958,398
Vicinity Ltd.	3,183,361	3,999,828
Viva Energy Group Ltd.	2,072,706	4,232,867
Washington H Soul Pattinson & Co. Ltd.	91,177	2,025,239
Waypoint REIT Ltd.	413,015	646,285
Westgold Resources Ltd. *	523,634	742,998
Whitehaven Coal Ltd.	683,551	3,236,051
Yancoal Australia Ltd. (a)	201,180	650,955
		158,627,003

Austria 0.6%
ANDRITZ AG	73,408	3,985,552
AT&S Austria Technologie & Systemtechnik AG (a)	34,180	921,903
CA Immobilien Anlagen AG	22,174	725,822
EVN AG	50,407	1,484,975
Lenzing AG *(a)	31,221	1,190,580
Mayr Melnhof Karton AG	12,845	1,578,110
Oesterreichische Post AG (a)	47,389	1,626,158
Strabag SE	53,062	2,197,152

Schwab Fundamental International Small Company Index ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
UNIQA Insurance Group AG	160,115	1,320,744
Verbund AG	22,551	2,152,973
Vienna Insurance Group AG Wiener Versicherung Gruppe	59,782	1,712,239
		18,896,208

Belgium 1.0%
Ackermans & van Haaren NV	22,461	3,717,743
Aedifica SA	10,435	655,243
Barco NV	60,292	1,015,715
Bekaert SA	78,840	3,666,273
bpost SA	521,407	2,622,663
Cofinimmo SA	19,777	1,393,983
D'ieteren Group	15,013	2,565,216
Elia Group SA	20,746	2,251,147
Euronav NV	111,341	1,992,341
Fagron	45,409	860,610
Gimv NV	12,609	603,274
KBC Ancora	22,333	882,592
Lotus Bakeries NV	77	670,438
Melexis NV	12,074	1,113,857
Ontex Group NV *	343,892	2,635,925
Recticel SA	63,270	695,862
Sofina SA	11,845	2,639,098
Warehouses De Pauw CVA	35,677	1,003,543
		30,985,523

Canada 7.6%
ADENTRA, Inc.	36,243	684,577
Advantage Energy Ltd. *	84,323	578,385
Aecon Group, Inc.	237,476	2,017,718
Ag Growth International, Inc.	17,394	649,268
Air Canada *	161,993	2,106,381
Alamos Gold, Inc., Class A	178,985	2,654,710
Algoma Steel Group, Inc.	281,986	2,375,101
Allied Properties Real Estate Investment Trust	110,990	1,462,840
Altus Group Ltd.	19,309	569,650
Aritzia, Inc. *	29,125	565,380
Artis Real Estate Investment Trust	210,053	949,681
ATS Corp. *	26,249	1,034,008
AutoCanada, Inc. *	69,089	935,556
Badger Infrastructure Solution Ltd.	39,772	1,201,505
Baytex Energy Corp.	355,310	1,370,558
Birchcliff Energy Ltd.	224,040	1,074,057
BlackBerry Ltd. *	179,008	657,491
Boardwalk Real Estate Investment Trust	21,602	1,063,968
Bombardier, Inc., Class B *	65,769	2,273,065
Boralex, Inc., Class A	37,772	858,879
Boyd Group Services, Inc.	10,309	1,967,290
Brookfield Business Corp., Class A (a)	51,567	967,178
Brookfield Infrastructure Corp., Class A	75,395	2,344,955
Brookfield Reinsurance Ltd. *	23,559	829,521
Brookfield Renewable Corp., Class A	52,391	1,391,065
BRP, Inc.	26,199	1,619,262
CAE, Inc. *	160,496	3,193,703
Cameco Corp.	96,151	4,418,755
Canaccord Genuity Group, Inc.	163,129	795,282
Canada Goose Holdings, Inc. *	26,763	297,071
Canadian Apartment Properties REIT	84,466	2,880,011
Canadian Western Bank	105,576	2,281,504
Canfor Corp. *	194,065	2,297,262
Capital Power Corp.	110,020	2,994,238
Cascades, Inc.	445,582	4,035,658
Celestica, Inc. *	290,635	7,836,867
Centerra Gold, Inc.	577,590	3,540,047
CES Energy Solutions Corp.	388,852	989,445
SECURITY	NUMBER OF SHARES	VALUE ($)
Chartwell Retirement Residences	235,099	1,883,081
Chemtrade Logistics Income Fund	227,321	1,458,637
Choice Properties Real Estate Investment Trust	136,425	1,324,153
Chorus Aviation, Inc. *	434,592	708,374
Cineplex, Inc. *	125,899	739,135
Cogeco Communications, Inc.	21,053	808,829
Cogeco, Inc.	33,267	1,148,525
Colliers International Group, Inc.	13,005	1,354,358
Crombie Real Estate Investment Trust	111,560	1,059,773
Definity Financial Corp.	23,136	630,850
Descartes Systems Group, Inc. *	12,490	1,015,339
Doman Building Materials Group Ltd.	203,235	1,002,797
Dorel Industries, Inc., Class B *	194,072	719,978
Dream Industrial Real Estate Investment Trust	68,791	633,698
Dream Office Real Estate Investment Trust	86,210	558,265
Dundee Precious Metals, Inc.	168,021	1,241,708
ECN Capital Corp.	303,722	501,779
Eldorado Gold Corp. *	164,838	2,165,258
Element Fleet Management Corp.	208,156	3,356,042
Enerflex Ltd.	302,454	1,298,287
Enerplus Corp.	124,021	1,971,201
Enghouse Systems Ltd.	29,546	742,654
Ensign Energy Services, Inc. *	408,035	625,964
EQB, Inc.	14,094	794,175
Equinox Gold Corp. *	143,761	787,804
ERO Copper Corp. *	28,651	353,317
Exchange Income Corp.	28,097	940,193
Extendicare, Inc.	122,773	631,138
Fiera Capital Corp.	118,315	424,096
First Capital Real Estate Investment Trust	219,049	2,260,202
FirstService Corp.	12,116	1,902,851
Fortuna Silver Mines, Inc. *	267,860	1,039,159
Frontera Energy Corp. *	160,280	1,004,816
GFL Environmental, Inc.	36,183	1,039,175
Gibson Energy, Inc.	238,956	3,609,410
goeasy Ltd.	8,414	827,096
Granite Real Estate Investment Trust	18,623	943,615
H&R Real Estate Investment Trust	391,709	2,565,458
Hudbay Minerals, Inc.	411,792	1,870,884
IAMGOLD Corp. *	1,046,910	2,656,172
IGM Financial, Inc.	88,762	2,205,548
Innergex Renewable Energy, Inc.	102,226	724,558
Interfor Corp. *	184,232	2,820,855
International Petroleum Corp. *	87,416	1,063,808
Kelt Exploration Ltd. *	112,219	555,363
Killam Apartment Real Estate Investment Trust	64,853	818,884
Laurentian Bank of Canada	60,843	1,160,004
Maple Leaf Foods, Inc.	120,678	2,147,701
Martinrea International, Inc.	314,553	2,779,323
MEG Energy Corp. *	220,158	4,166,578
Mullen Group Ltd.	147,050	1,422,942
NFI Group, Inc. *	293,274	2,803,283
North West Co., Inc.	74,476	1,964,824
NorthWest Healthcare Properties Real Estate Investment Trust	182,830	594,668
NuVista Energy Ltd. *	121,452	1,049,834
Obsidian Energy Ltd. *	105,830	800,057
OceanaGold Corp.	1,086,867	1,907,839
Pan American Silver Corp.	269,333	4,223,195
Paramount Resources Ltd., Class A	21,933	432,238
Parex Resources, Inc.	188,327	3,865,575
Pason Systems, Inc.	70,382	747,502

Schwab Fundamental International Small Company Index ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Peyto Exploration & Development Corp. (a)	183,050	1,688,945
PrairieSky Royalty Ltd.	57,710	1,061,113
Precision Drilling Corp. *	29,621	1,714,756
Premium Brands Holdings Corp.	35,473	2,310,971
Primaris Real Estate Investment Trust	44,786	440,973
Primo Water Corp.	168,091	2,418,745
Quebecor, Inc., Class B	121,722	2,703,138
RB Global, Inc.	68,267	4,342,684
Real Matters, Inc. *	119,418	485,299
Richelieu Hardware Ltd.	46,824	1,484,996
Rogers Sugar, Inc.	141,219	562,439
Russel Metals, Inc.	145,349	4,103,669
Secure Energy Services, Inc.	292,619	1,750,297
Shawcor Ltd. *	108,072	1,103,955
Shopify, Inc., Class A *	56,712	4,134,662
Sienna Senior Living, Inc.	96,398	759,325
Sleep Country Canada Holdings, Inc.	51,743	904,458
SmartCentres Real Estate Investment Trust	114,355	1,947,455
SSR Mining, Inc.	140,209	1,655,601
Stantec, Inc.	64,349	4,799,182
Stelco Holdings, Inc.	68,768	2,237,236
Stella-Jones, Inc.	73,443	4,231,565
Superior Plus Corp.	290,317	2,119,806
TMX Group Ltd.	99,952	2,159,969
Torex Gold Resources, Inc. *	170,602	1,837,068
Toromont Industries Ltd.	50,423	4,072,219
TransAlta Corp.	336,708	2,741,643
Transcontinental, Inc., Class A	260,761	2,138,631
Trican Well Service Ltd.	348,920	1,060,258
Tricon Residential, Inc.	110,722	872,971
Vermilion Energy, Inc.	278,598	3,521,901
Wajax Corp.	61,045	1,203,476
Western Forest Products, Inc.	1,844,381	870,601
Westshore Terminals Investment Corp.	40,142	770,362
Whitecap Resources, Inc.	152,175	1,052,772
Winpak Ltd.	31,388	907,251
		230,785,109

Denmark 1.6%
Alm Brand AS	568,216	935,503
Chr Hansen Holding AS	45,135	3,617,062
D/S Norden AS	36,624	1,665,811
Demant AS *	58,844	2,500,794
Dfds AS	52,462	1,624,574
FLSmidth & Co. AS (a)	82,865	3,436,767
Genmab AS *	7,466	2,361,140
GN Store Nord AS *	123,769	2,918,008
H Lundbeck AS	402,109	1,924,290
Jyske Bank AS *	44,321	3,074,446
Matas AS	64,400	991,472
NKT AS *	27,962	1,737,510
Per Aarsleff Holding AS	44,974	2,135,774
Ringkjoebing Landbobank AS	6,809	946,642
ROCKWOOL AS, Class B	8,480	2,294,625
Royal Unibrew AS	35,815	2,318,254
Scandinavian Tobacco Group AS, A Shares	101,047	1,790,798
Schouw & Co. AS	26,901	2,110,145
Solar AS, B Shares	14,126	897,197
Spar Nord Bank AS	50,916	775,683
Sydbank AS	50,443	2,220,536
Topdanmark AS	33,010	1,557,470
Tryg AS	158,688	3,430,075
		47,264,576

SECURITY	NUMBER OF SHARES	VALUE ($)
Finland 0.9%
Cargotec OYJ, B Shares	67,593	3,411,709
Finnair OYJ *(a)	8,413,974	341,514
Kamux Corp. (a)	123,995	734,630
Kemira OYJ	156,944	2,642,259
Kojamo OYJ	129,317	1,440,609
Konecranes OYJ	112,989	4,475,149
Metsa Board OYJ, B Shares	234,367	1,795,140
Metso OYJ	232,629	2,292,009
Orion OYJ, B Shares	73,749	2,932,238
Terveystalo OYJ	114,919	911,572
TietoEVRY OYJ	109,773	2,412,235
Tokmanni Group Corp.	80,232	1,131,032
YIT OYJ	708,677	1,484,616
		26,004,712

France 3.3%
Aeroports de Paris SA	18,628	2,298,759
Air France-KLM *	227,638	2,889,108
Altarea SCA	5,831	436,447
Alten SA	21,908	2,999,930
Beneteau SACA	56,780	696,348
BioMerieux	23,330	2,513,972
Carmila SA *	54,302	842,520
CGG SA *	3,700,138	2,499,040
Cie Plastic Omnium SE	189,207	2,353,460
Clariane SE (a)	368,311	868,830
Coface SA	119,476	1,453,517
Covivio SA	53,094	2,596,462
Dassault Aviation SA	12,503	2,488,306
Derichebourg SA	276,111	1,438,238
Elior Group SA *	1,014,867	2,602,206
Eramet SA	14,377	1,107,484
Esso SA Francaise	10,387	608,596
Euronext NV	31,338	2,605,499
Fnac Darty SA	97,193	2,793,286
Gaztransport Et Technigaz SA	12,323	1,661,880
Gecina SA	30,270	3,355,605
Getlink SE	153,166	2,802,594
ICADE	66,638	2,419,747
Imerys SA	88,216	2,571,867
Ipsen SA	20,643	2,331,191
IPSOS SA	50,541	2,725,281
JCDecaux SE *	115,734	2,208,592
La Francaise des Jeux SAEM	44,341	1,606,232
Maisons du Monde SA	167,102	852,917
Mercialys SA	153,014	1,513,435
Metropole Television SA	163,469	2,234,864
Nexans SA	36,417	2,864,865
Nexity SA	173,009	2,616,355
Quadient SA	115,622	2,343,964
Remy Cointreau SA	8,971	1,069,367
Sartorius Stedim Biotech	3,614	813,884
SMCP SA *	115,934	439,572
Societe BIC SA	46,958	3,163,816
SOITEC *	5,283	959,465
Sopra Steria Group SACA	18,090	3,732,457
SPIE SA	142,944	4,186,134
Television Francaise 1 SA	318,978	2,462,362
Trigano SA	11,863	1,832,831
Ubisoft Entertainment SA *	153,086	4,364,551
Vallourec SACA *	72,581	1,069,504
Verallia SA	70,208	2,503,418
Vicat SACA	60,162	2,162,930

Schwab Fundamental International Small Company Index ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Virbac SACA	3,080	962,809
Worldline SA *	90,364	1,403,517
		101,328,014

Germany 3.8%
1&1 AG	162,118	2,968,164
ADLER Group SA *(a)	1,579,774	601,224
AIXTRON SE	17,001	619,749
Aroundtown SA *	1,469,987	3,453,204
Auto1 Group SE *	100,217	632,025
BayWa AG	35,382	1,146,578
Bechtle AG	87,037	4,319,058
Befesa SA	32,490	1,140,067
Bilfinger SE	74,086	2,861,568
BRANICKS Group AG (a)	90,919	313,478
CANCOM SE	61,555	1,845,630
Carl Zeiss Meditec AG, Bearer Shares	12,005	1,078,282
Ceconomy AG *	947,243	2,269,648
CompuGroup Medical SE & Co. KgaA	16,124	621,733
CTS Eventim AG & Co. KGaA	16,110	1,103,875
Delivery Hero SE *	21,086	669,617
Deutsche Pfandbriefbank AG (a)	234,678	1,446,723
Deutsche Wohnen SE	36,909	898,858
Deutz AG	411,029	1,946,377
Duerr AG	75,930	1,675,171
DWS Group GmbH & Co. KGaA	48,506	1,650,199
ElringKlinger AG	124,006	791,522
Encavis AG *	41,155	613,392
Evotec SE *	38,704	785,266
Fielmann Group AG	25,340	1,336,528
Fraport AG Frankfurt Airport Services Worldwide *	42,583	2,432,767
Gerresheimer AG	28,517	2,702,330
Grand City Properties SA *	165,856	1,644,977
GRENKE AG	36,129	902,726
Hamburger Hafen und Logistik AG (a)	69,115	1,262,387
Heidelberger Druckmaschinen AG *	440,736	607,841
Hella GmbH & Co. KGaA	25,835	2,249,448
HelloFresh SE *	100,521	1,537,693
Hensoldt AG	13,519	355,784
HOCHTIEF AG	43,547	4,711,028
Hornbach Holding AG & Co. KGaA	36,773	2,377,290
Hugo Boss AG	53,895	3,777,624
Jenoptik AG	42,085	1,136,953
JOST Werke SE	17,360	787,019
Kontron AG (a)	46,834	1,118,081
Krones AG	17,521	1,980,539
LEG Immobilien SE *	54,038	4,135,516
Nemetschek SE	11,467	1,001,432
Nordex SE *	95,766	1,062,144
Norma Group SE	91,527	1,546,911
QIAGEN NV *	69,319	2,847,619
Rational AG	1,629	1,044,224
RTL Group SA *	91,632	3,307,329
SAF-Holland SE	108,159	1,746,582
Sartorius AG	157	40,427
Scout24 SE	34,080	2,379,821
Siltronic AG	32,952	3,133,386
Sixt SE	17,149	1,706,469
Stabilus SE	27,917	1,749,941
Stroeer SE & Co. KGaA	29,701	1,732,142
Suedzucker AG	136,469	2,093,553
Synlab AG	133,022	1,656,051
TAG Immobilien AG *	280,079	3,838,264
Takkt AG	82,818	1,178,330
Talanx AG	67,495	4,904,678
TeamViewer SE *	27,253	395,040
SECURITY	NUMBER OF SHARES	VALUE ($)
Vitesco Technologies Group AG, Class A *	51,284	5,234,683
Wacker Chemie AG	16,187	1,983,402
Wacker Neuson SE	55,163	1,024,406
		116,114,773

Hong Kong 2.6%
AAC Technologies Holdings, Inc.	1,835,349	5,158,049
ASMPT Ltd.	428,999	4,385,948
Bank of East Asia Ltd.	2,286,092	2,771,890
BOC Aviation Ltd.	215,510	1,550,729
Brightoil Petroleum Holdings Ltd. *(b)	2,380,161	0
Budweiser Brewing Co. APAC Ltd.	836,538	1,480,219
Cathay Pacific Airways Ltd. *(a)	1,530,278	1,543,934
Chow Tai Fook Jewellery Group Ltd.	1,397,538	2,029,126
CITIC Telecom International Holdings Ltd.	3,058,137	1,170,740
CK Infrastructure Holdings Ltd.	209,029	1,035,738
Cowell e Holdings, Inc. *	590,630	1,485,215
DFI Retail Group Holdings Ltd.	751,750	1,668,885
Esprit Holdings Ltd. *	11,128,911	512,965
Fortune Real Estate Investment Trust	1,264,304	768,913
Hang Lung Properties Ltd.	1,731,656	2,314,698
HKBN Ltd.	1,816,034	790,561
Huabao International Holdings Ltd. (a)	1,655,710	544,816
Hysan Development Co. Ltd.	577,831	1,084,594
IGG, Inc. *	4,694,187	1,983,383
Jinchuan Group International Resources Co. Ltd.	20,980,334	1,235,670
JS Global Lifestyle Co. Ltd.	1,456,047	246,083
Kerry Logistics Network Ltd.	1,095,508	958,007
Kerry Properties Ltd.	1,953,230	3,291,104
L'Occitane International SA	362,335	904,643
Luk Fook Holdings International Ltd.	766,106	2,138,344
Man Wah Holdings Ltd.	1,826,594	1,223,139
Melco International Development Ltd. *	2,384,333	1,566,089
MMG Ltd. *	7,303,641	2,094,690
Nexteer Automotive Group Ltd.	3,083,834	1,990,003
NWS Holdings Ltd.	1,690,899	1,543,617
Pacific Basin Shipping Ltd.	9,576,966	2,906,087
PC Partner Group Ltd.	1,109,382	430,384
Power Assets Holdings Ltd.	125,035	652,366
Powerlong Real Estate Holdings Ltd. *	21,154,195	1,895,950
PRADA SpA	240,519	1,322,650
Samsonite International SA *	691,910	2,019,839
Singamas Container Holdings Ltd.	19,226,289	1,230,829
SITC International Holdings Co. Ltd.	1,394,175	2,106,355
SJM Holdings Ltd. *	3,046,592	904,971
Swire Properties Ltd.	841,912	1,636,329
Texhong International Group Ltd. *	1,711,101	1,150,184
Truly International Holdings Ltd.	10,280,430	908,223
United Energy Group Ltd.	7,809,536	739,928
United Laboratories International Holdings Ltd.	601,723	616,338
Value Partners Group Ltd.	2,556,908	798,798
Vitasoy International Holdings Ltd.	711,189	773,992
VSTECS Holdings Ltd.	3,459,414	1,705,279
VTech Holdings Ltd.	440,644	2,598,064
Wharf Holdings Ltd.	1,741,344	4,525,983
Wynn Macau Ltd. *	1,646,985	1,180,891
		79,575,232

Ireland 0.4%
AIB Group PLC	715,945	3,323,088
Cairn Homes PLC	1,023,127	1,419,977
Dalata Hotel Group PLC	182,939	822,372

Schwab Fundamental International Small Company Index ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Glanbia PLC	265,627	4,486,502
Irish Continental Group PLC	156,143	756,432
		10,808,371

Israel 1.3%
Alony Hetz Properties & Investments Ltd.	77,149	526,604
Ashdod Refinery Ltd. *	21,632	484,848
Ashtrom Group Ltd.	31,340	446,019
Azrieli Group Ltd.	13,914	808,141
Bezeq The Israeli Telecommunication Corp. Ltd.	2,213,328	2,869,404
Cellcom Israel Ltd. *	194,689	668,637
Clal Insurance Enterprises Holdings Ltd. *	69,581	1,027,619
Delek Automotive Systems Ltd.	101,299	608,213
Delek Group Ltd.	13,532	1,751,006
Elbit Systems Ltd.	12,618	2,516,417
Elco Ltd.	12,307	349,306
FIBI Holdings Ltd.	27,833	1,203,274
First International Bank Of Israel Ltd.	35,353	1,417,310
Formula Systems 1985 Ltd.	9,923	594,991
G City Ltd.	287,990	910,966
Harel Insurance Investments & Financial Services Ltd.	157,801	1,178,815
Isracard Ltd.	240,880	942,408
Israel Corp. Ltd. *	9,605	2,409,697
Mivne Real Estate KD Ltd.	273,174	720,840
Mizrahi Tefahot Bank Ltd.	80,762	2,884,280
Neto Malinda Trading Ltd. *	22,628	236,786
Nice Ltd. *	16,483	3,171,697
Oil Refineries Ltd.	7,317,391	2,302,834
Partner Communications Co. Ltd. *	157,697	690,647
Paz Oil Co. Ltd. *	21,816	1,873,408
Phoenix Holdings Ltd.	131,823	1,260,143
Rami Levy Chain Stores Hashikma Marketing 2006 Ltd.	7,613	430,315
Shikun & Binui Ltd. *	299,893	782,004
Shufersal Ltd. *	473,522	2,167,920
Strauss Group Ltd. *	37,778	724,701
Tower Semiconductor Ltd. *	79,358	2,179,942
		40,139,192

Italy 2.7%
ACEA SpA	93,399	1,276,903
Amplifon SpA	46,051	1,433,526
Anima Holding SpA	504,533	2,134,824
Azimut Holding SpA	123,272	3,002,087
Banca Generali SpA	48,076	1,716,352
Banca IFIS SpA	46,230	791,933
Banca Mediolanum SpA	222,468	1,982,173
Banca Monte dei Paschi di Siena SpA *	439,884	1,497,468
Banca Popolare di Sondrio SPA	494,247	3,065,767
BFF Bank SpA	134,873	1,546,651
BPER Banca	1,554,394	5,817,279
Brembo SpA	160,426	1,888,691
Buzzi SpA	138,434	4,048,016
Cementir Holding NV	89,896	864,134
Credito Emiliano SpA	83,818	746,263
Danieli & C Officine Meccaniche SpA	13,538	402,518
Davide Campari-Milano NV	151,332	1,654,486
De' Longhi SpA	85,728	2,648,992
DiaSorin SpA	10,269	974,120
doValue SpA	87,362	279,290
Enav SpA	290,455	1,038,215
ERG SpA	51,562	1,480,745
SECURITY	NUMBER OF SHARES	VALUE ($)
Esprinet SpA	202,964	1,071,838
Fincantieri SpA *(a)	1,162,680	676,164
FinecoBank Banca Fineco SpA	202,271	2,728,930
Infrastrutture Wireless Italiane SpA	94,289	1,164,588
Interpump Group SpA	45,682	2,128,324
Iren SpA	1,802,242	4,007,578
Italgas SpA	688,105	3,840,299
Maire Tecnimont SpA	242,200	1,134,223
MARR SpA	61,003	718,852
MFE-MediaForEurope NV, Class A	978,128	2,376,734
MFE-MediaForEurope NV, Class B	302,897	1,044,021
Moncler SpA	63,800	3,541,869
Nexi SpA *	138,232	1,078,399
OVS SpA	503,507	1,089,963
Piaggio & C SpA	232,446	672,098
Recordati Industria Chimica e Farmaceutica SpA	56,201	2,708,546
Reply SpA	10,476	1,225,335
Saipem SpA *	604,312	969,926
Salvatore Ferragamo SpA	60,898	770,772
Saras SpA	2,408,032	3,910,892
Technogym SpA	100,383	875,128
Unieuro SpA (a)	92,408	918,529
UnipolSai Assicurazioni SpA	679,214	1,682,276
Webuild SpA	595,410	1,199,907
		81,825,624

Japan 35.4%
77 Bank Ltd.	78,651	1,824,825
ABC-Mart, Inc.	101,195	1,670,554
Acom Co. Ltd.	705,159	1,662,312
Activia Properties, Inc.	397	1,091,626
Adastria Co. Ltd.	77,236	1,985,300
ADEKA Corp.	236,130	4,583,319
Advance Residence Investment Corp.	566	1,244,293
Aeon Delight Co. Ltd.	61,383	1,459,473
AEON Financial Service Co. Ltd.	264,583	2,267,573
Aeon Hokkaido Corp.	114,671	691,897
Aeon Mall Co. Ltd.	227,019	2,640,506
AEON REIT Investment Corp.	1,126	1,095,267
Ai Holdings Corp.	42,309	707,463
Aica Kogyo Co. Ltd.	104,600	2,352,589
Aichi Steel Corp.	90,805	2,109,887
Aida Engineering Ltd.	148,825	875,826
Aiful Corp.	359,233	920,954
Ain Holdings, Inc.	64,238	1,955,362
Alconix Corp.	124,884	1,115,073
Alpen Co. Ltd.	64,571	851,716
Amano Corp.	117,227	2,495,440
ANA Holdings, Inc. *	198,188	4,091,519
Anritsu Corp.	236,975	2,057,411
AOKI Holdings, Inc.	172,978	1,384,198
Aoyama Trading Co. Ltd.	277,515	2,967,844
Aozora Bank Ltd. (a)	173,487	3,567,494
Arata Corp.	104,498	4,417,848
ARCLANDS Corp.	79,216	883,065
Arcs Co. Ltd.	220,962	4,062,466
ARE Holdings, Inc.	123,595	1,595,988
Ariake Japan Co. Ltd.	21,340	666,176
As One Corp.	19,095	655,121
Asahi Diamond Industrial Co. Ltd.	110,702	688,167
Asahi Intecc Co. Ltd.	54,441	1,055,603
Asanuma Corp.	43,663	1,091,317
Asics Corp.	127,089	4,547,643
ASKUL Corp.	80,088	1,169,615
Autobacs Seven Co. Ltd.	196,351	2,052,697
Avex, Inc.	96,357	907,288
Awa Bank Ltd.	51,761	873,566

Schwab Fundamental International Small Company Index ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Azbil Corp.	133,842	4,320,317
BayCurrent Consulting, Inc.	22,558	759,283
Belc Co. Ltd.	27,726	1,194,674
Bell System24 Holdings, Inc. *	60,655	682,720
Belluna Co. Ltd.	191,762	812,007
Benesse Holdings, Inc.	182,911	3,226,786
Bic Camera, Inc.	493,800	4,078,397
BIPROGY, Inc.	98,520	2,847,607
BML, Inc.	48,244	957,146
Bunka Shutter Co. Ltd.	163,108	1,522,569
C Uyemura & Co. Ltd.	9,904	710,802
Calbee, Inc.	130,370	2,441,875
Canon Electronics, Inc.	55,372	738,243
Canon Marketing Japan, Inc.	120,613	3,043,982
Capcom Co. Ltd.	48,529	1,635,743
Casio Computer Co. Ltd.	444,153	3,752,475
Cawachi Ltd.	77,850	1,343,358
Central Glass Co. Ltd.	73,480	1,351,453
Chiba Bank Ltd.	487,816	3,651,154
Chudenko Corp.	76,724	1,261,650
Chugoku Marine Paints Ltd.	105,034	1,094,852
Citizen Watch Co. Ltd.	607,362	3,561,963
CKD Corp.	106,781	1,740,017
CMK Corp.	179,737	913,062
Colowide Co. Ltd.	53,945	815,187
Comforia Residential REIT, Inc.	257	552,819
Cosmos Pharmaceutical Corp.	28,114	2,976,184
Create SD Holdings Co. Ltd.	47,401	981,142
Credit Saison Co. Ltd.	280,461	4,724,782
CyberAgent, Inc.	478,998	2,898,580
Daihen Corp.	41,191	1,624,402
Daiho Corp.	29,442	726,914
Daiichikosho Co. Ltd.	115,292	1,743,008
Daiken Corp.	13,639	276,221
Daiki Aluminium Industry Co. Ltd.	106,677	870,965
Daikokutenbussan Co. Ltd.	18,625	776,068
Daio Paper Corp.	299,307	2,120,770
Daiseki Co. Ltd.	35,390	938,403
Daishi Hokuetsu Financial Group, Inc.	54,854	1,461,932
Daito Pharmaceutical Co. Ltd.	43,064	566,574
Daiwa House REIT Investment Corp.	926	1,652,375
Daiwa Office Investment Corp.	150	686,914
Daiwa Securities Living Investments Corp.	899	664,665
DCM Holdings Co. Ltd.	350,114	3,029,024
DeNA Co. Ltd.	124,842	1,270,081
Descente Ltd.	34,577	995,198
Dexerials Corp.	43,981	1,378,320
Disco Corp.	34,004	7,381,123
DMG Mori Co. Ltd.	156,368	2,809,833
Doshisha Co. Ltd.	69,936	998,173
Doutor Nichires Holdings Co. Ltd.	79,214	1,176,141
DTS Corp.	53,431	1,270,403
Duskin Co. Ltd.	93,370	2,057,696
DyDo Group Holdings, Inc.	27,849	1,126,506
Eagle Industry Co. Ltd.	106,739	1,196,378
Earth Corp.	33,760	1,091,574
Eizo Corp.	41,372	1,364,281
Elecom Co. Ltd.	78,889	866,613
en Japan, Inc.	41,855	732,714
eRex Co. Ltd. (a)	52,803	235,378
Exedy Corp.	180,307	3,107,669
Ezaki Glico Co. Ltd.	136,993	3,779,852
Fancl Corp.	66,196	1,019,571
FCC Co. Ltd.	165,441	2,045,701
Ferrotec Holdings Corp.	45,312	915,527
Food & Life Cos. Ltd.	72,149	1,397,251
Foster Electric Co. Ltd.	164,080	1,234,193
FP Corp.	64,533	1,218,329
SECURITY	NUMBER OF SHARES	VALUE ($)
Frontier Real Estate Investment Corp.	247	757,699
Fuji Co. Ltd.	89,044	1,129,350
Fuji Corp.	172,223	2,919,409
Fuji Media Holdings, Inc.	164,585	1,696,672
Fuji Oil Co. Ltd.	474,403	1,171,286
Fuji Oil Holdings, Inc.	137,086	2,153,169
Fuji Seal International, Inc.	143,557	1,626,529
Fuji Soft, Inc.	51,772	2,097,705
Fujicco Co. Ltd.	44,523	583,059
Fujimi, Inc.	38,319	759,200
Fujimori Kogyo Co. Ltd.	55,071	1,447,227
Fujitec Co. Ltd.	88,767	2,058,931
Fujitsu General Ltd.	70,179	1,286,469
Fukuoka Financial Group, Inc.	165,946	3,853,571
Fukuoka REIT Corp.	571	642,706
Fukuyama Transporting Co. Ltd.	95,345	2,363,712
Fuso Chemical Co. Ltd.	23,291	690,845
Fuyo General Lease Co. Ltd.	18,149	1,473,183
Gakken Holdings Co. Ltd.	104,545	690,909
Geo Holdings Corp.	138,302	2,195,656
GLOBERIDE, Inc.	47,956	656,563
Glory Ltd.	144,417	2,705,957
GLP J-Reit	1,535	1,450,533
GMO internet group, Inc.	50,838	817,239
Godo Steel Ltd.	38,800	1,196,794
Goldwin, Inc.	15,921	1,242,255
Gree, Inc.	121,789	467,928
G-Tekt Corp.	105,019	1,238,902
GungHo Online Entertainment, Inc.	58,189	902,149
Gunma Bank Ltd.	561,890	2,842,232
Gunze Ltd.	56,813	1,844,640
H.U. Group Holdings, Inc.	152,188	2,644,644
H2O Retailing Corp.	412,343	4,591,041
Hachijuni Bank Ltd.	479,703	2,599,453
Hakuto Co. Ltd.	20,058	742,160
Hamamatsu Photonics KK	54,961	2,177,100
Happinet Corp.	62,697	1,092,909
Harmonic Drive Systems, Inc.	15,037	455,174
Hazama Ando Corp.	520,060	3,841,482
Heiwa Corp.	83,336	1,186,045
Heiwa Real Estate Co. Ltd.	28,876	788,140
Heiwado Co. Ltd.	159,633	2,507,308
Hikari Tsushin, Inc.	21,520	3,346,601
Hirata Corp.	16,452	710,006
Hirose Electric Co. Ltd.	26,606	2,978,519
HIS Co. Ltd. *(a)	54,747	637,700
Hisamitsu Pharmaceutical Co., Inc.	82,913	2,589,997
Hitachi Zosen Corp.	425,137	2,591,054
Hogy Medical Co. Ltd.	27,910	646,611
Hokuetsu Corp. (a)	399,705	3,809,547
Hokuhoku Financial Group, Inc.	275,279	2,919,725
Hokuriku Electric Power Co. *	853,612	4,170,622
Hokuto Corp.	50,061	593,953
Horiba Ltd.	57,833	3,895,175
Hoshizaki Corp.	98,596	3,140,586
Hosiden Corp.	211,829	2,590,637
Hosokawa Micron Corp.	28,643	823,437
House Foods Group, Inc.	150,797	3,293,696
Hulic Co. Ltd.	409,966	4,070,958
Hulic REIT, Inc.	593	622,142
Hyakugo Bank Ltd.	279,571	1,023,086
Hyakujushi Bank Ltd.	51,503	904,747
Ibiden Co. Ltd.	93,463	4,470,368
Idec Corp.	30,157	576,274
IDOM, Inc.	156,860	978,286
Iino Kaiun Kaisha Ltd.	144,085	1,191,977
Inaba Denki Sangyo Co. Ltd.	156,019	3,461,578
Inabata & Co. Ltd.	185,539	3,972,205

Schwab Fundamental International Small Company Index ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Industrial & Infrastructure Fund Investment Corp.	837	781,317
Intage Holdings, Inc.	31,223	346,371
Integrated Design & Engineering Holdings Co. Ltd. *	31,742	703,183
Internet Initiative Japan, Inc.	83,611	1,502,719
Invincible Investment Corp.	1,970	799,540
Iriso Electronics Co. Ltd.	26,752	719,310
Ishihara Sangyo Kaisha Ltd.	128,824	1,196,438
Ito En Ltd.	78,016	2,372,117
Itochu Enex Co. Ltd.	275,526	2,847,795
Izumi Co. Ltd.	172,935	4,134,016
Jaccs Co. Ltd.	48,601	1,765,396
JAFCO Group Co. Ltd.	89,501	1,031,016
Japan Airlines Co. Ltd.	228,283	4,340,674
Japan Airport Terminal Co. Ltd.	19,958	877,512
Japan Aviation Electronics Industry Ltd.	101,782	2,028,962
Japan Excellent, Inc.	1,012	965,896
Japan Hotel REIT Investment Corp.	1,837	862,365
Japan Lifeline Co. Ltd.	120,670	950,112
Japan Logistics Fund, Inc.	357	696,685
Japan Metropolitan Fund Invest	3,825	2,548,534
Japan Petroleum Exploration Co. Ltd.	67,616	2,602,462
Japan Post Bank Co. Ltd.	426,651	4,212,109
Japan Prime Realty Investment Corp.	509	1,277,363
Japan Real Estate Investment Corp.	695	2,703,183
Japan Steel Works Ltd.	106,592	1,841,125
Japan Wool Textile Co. Ltd.	169,663	1,486,208
Jeol Ltd.	29,495	1,169,545
Joshin Denki Co. Ltd.	167,757	2,624,696
Joyful Honda Co. Ltd.	176,004	2,133,454
Juki Corp.	163,852	559,714
JVCKenwood Corp.	631,568	3,276,712
Kadokawa Corp.	67,626	1,218,627
Kaga Electronics Co. Ltd.	44,744	2,006,647
Kagome Co. Ltd.	88,528	1,902,482
Kakaku.com, Inc.	87,511	992,997
Kaken Pharmaceutical Co. Ltd.	66,636	1,522,619
Kameda Seika Co. Ltd.	20,289	533,181
Kamigumi Co. Ltd.	193,501	4,239,522
Kanamoto Co. Ltd.	130,703	2,281,014
Kandenko Co. Ltd.	459,298	4,125,868
Kansai Paint Co. Ltd.	246,299	3,751,922
Kanto Denka Kogyo Co. Ltd.	123,389	692,751
Katitas Co. Ltd.	37,618	547,088
Kato Sangyo Co. Ltd.	120,261	3,807,092
KDX Realty Investment Corp.	2,231	2,557,950
Keihan Holdings Co. Ltd.	109,245	2,728,262
Keikyu Corp.	311,603	2,660,013
Keio Corp.	120,636	3,478,684
Keisei Electric Railway Co. Ltd.	87,360	3,521,937
Keiyo Bank Ltd.	200,797	952,134
KFC Holdings Japan Ltd.	30,427	622,597
KH Neochem Co. Ltd.	71,299	1,104,439
Kissei Pharmaceutical Co. Ltd.	37,329	771,401
Kitz Corp.	230,574	1,782,704
Kiyo Bank Ltd.	91,262	982,161
Koa Corp.	48,192	527,770
Kobayashi Pharmaceutical Co. Ltd.	44,681	2,061,247
Kobe Bussan Co. Ltd.	42,410	1,119,956
Koei Tecmo Holdings Co. Ltd.	55,214	676,193
Kohnan Shoji Co. Ltd.	91,474	2,289,402
Kojima Co. Ltd.	152,176	744,230
Kokuyo Co. Ltd.	203,317	3,166,621
Komeri Co. Ltd.	109,154	2,329,495
Konami Group Corp.	72,529	3,588,796
Konoike Transport Co. Ltd.	82,700	1,101,473
Kose Corp.	26,057	1,844,533
KPP Group Holdings Co. Ltd.	182,787	876,626
SECURITY	NUMBER OF SHARES	VALUE ($)
Kumagai Gumi Co. Ltd.	150,216	3,454,760
Kumiai Chemical Industry Co. Ltd.	154,948	1,141,397
Kura Sushi, Inc.	29,297	728,288
Kureha Corp.	38,438	2,249,053
Kusuri No. Aoki Holdings Co. Ltd.	64,686	1,497,315
KYB Corp.	60,212	1,936,673
Kyoei Steel Ltd.	111,540	1,569,339
Kyokuto Kaihatsu Kogyo Co. Ltd.	107,977	1,387,738
Kyorin Pharmaceutical Co. Ltd.	94,822	1,172,487
Kyoritsu Maintenance Co. Ltd.	18,528	719,263
Kyoto Financial Group, Inc.	37,848	2,265,478
Kyowa Kirin Co. Ltd.	182,947	3,015,807
Kyudenko Corp.	115,932	3,656,718
Kyushu Financial Group, Inc.	446,413	2,514,782
LaSalle Logiport REIT	431	459,469
Lasertec Corp.	3,703	827,592
Lawson, Inc.	80,157	3,969,489
Life Corp.	94,529	2,177,233
Lintec Corp.	155,335	2,620,526
M3, Inc.	97,696	1,616,096
Mabuchi Motor Co. Ltd.	90,320	2,839,702
Macnica Holdings, Inc.	127,467	6,305,450
Makino Milling Machine Co. Ltd.	49,263	1,932,732
Mandom Corp.	97,949	844,097
Marubun Corp.	63,277	645,461
Maruha Nichiro Corp.	197,437	3,792,885
Marui Group Co. Ltd.	194,424	3,109,653
Maruichi Steel Tube Ltd.	110,002	2,843,154
MARUKA FURUSATO Corp.	26,389	481,958
Maruwa Co. Ltd.	5,043	1,015,525
Matsuda Sangyo Co. Ltd.	68,524	1,185,212
Max Co. Ltd.	62,683	1,193,154
Maxell Ltd.	119,835	1,343,974
McDonald's Holdings Co. Japan Ltd.	57,200	2,441,452
MCJ Co. Ltd.	174,583	1,269,501
Mebuki Financial Group, Inc.	1,363,327	4,103,768
Megachips Corp.	37,389	1,069,811
Megmilk Snow Brand Co. Ltd.	258,004	3,774,902
Meidensha Corp.	130,780	2,164,702
Meiko Electronics Co. Ltd.	41,883	1,233,811
MEITEC Group Holdings, Inc.	85,268	1,653,911
Menicon Co. Ltd.	42,235	615,377
METAWATER Co. Ltd.	46,572	645,490
Mimasu Semiconductor Industry Co. Ltd.	35,392	664,580
MIRAIT ONE Corp.	324,369	4,051,458
Mirarth Holdings, Inc.	286,156	902,010
Mitsubishi HC Capital, Inc.	470,946	3,072,211
Mitsubishi Logisnext Co. Ltd.	197,770	1,771,214
Mitsubishi Logistics Corp.	110,871	3,323,093
Mitsubishi Pencil Co. Ltd.	49,895	637,209
Mitsuboshi Belting Ltd.	19,416	586,414
Mitsui E&S Co. Ltd.	294,818	1,082,871
Mitsui High-Tec, Inc.	11,498	575,464
Mitsui Matsushima Holdings Co. Ltd. (a)	32,094	611,769
Mitsui-Soko Holdings Co. Ltd.	62,244	2,035,714
Miura Co. Ltd.	82,574	1,600,819
MIXI, Inc.	107,600	1,759,186
Mizuho Leasing Co. Ltd.	37,933	1,272,687
Mizuno Corp.	63,548	1,738,774
Mochida Pharmaceutical Co. Ltd.	50,344	1,142,518
Modec, Inc. *	71,893	927,385
Monex Group, Inc.	173,607	776,232
MonotaRO Co. Ltd.	69,895	705,876
Mori Hills REIT Investment Corp.	599	569,685
Morinaga & Co. Ltd.	78,161	2,789,973
MOS Food Services, Inc.	34,122	769,756
Musashi Seimitsu Industry Co. Ltd.	135,280	1,476,930
Musashino Bank Ltd.	51,868	1,002,029

Schwab Fundamental International Small Company Index ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Nabtesco Corp.	185,158	3,466,194
Nachi-Fujikoshi Corp.	69,262	1,773,306
Nakanishi, Inc.	27,272	442,373
Nankai Electric Railway Co. Ltd.	136,314	2,584,097
Nanto Bank Ltd.	48,892	822,170
NEC Networks & System Integration Corp.	115,482	1,686,513
NET One Systems Co. Ltd.	92,758	1,290,022
Nexon Co. Ltd.	176,718	3,822,804
Nextage Co. Ltd.	24,781	383,696
Nichias Corp.	143,497	3,062,421
Nichicon Corp.	113,813	1,132,471
Nichiha Corp.	76,220	1,431,236
Nifco, Inc.	127,517	3,115,578
Nihon Chouzai Co. Ltd.	81,578	710,741
Nihon Kohden Corp.	110,718	2,780,027
Nihon M&A Center Holdings, Inc.	120,140	556,837
Nihon Parkerizing Co. Ltd.	212,214	1,656,542
Nikkiso Co. Ltd.	179,678	1,222,688
Nikkon Holdings Co. Ltd.	135,237	2,942,858
Nippn Corp.	175,684	2,702,374
Nippon Accommodations Fund, Inc.	205	843,102
Nippon Building Fund, Inc.	759	3,188,277
Nippon Carbon Co. Ltd.	22,202	697,590
Nippon Chemi-Con Corp. *	78,100	731,684
Nippon Coke & Engineering Co. Ltd. *	899,694	742,467
Nippon Denko Co. Ltd.	304,107	623,292
Nippon Densetsu Kogyo Co. Ltd.	116,831	1,599,526
Nippon Gas Co. Ltd.	127,009	1,921,867
Nippon Kanzai Holdings Co. Ltd.	32,679	549,974
Nippon Kayaku Co. Ltd.	383,584	3,502,813
Nippon Paint Holdings Co. Ltd.	469,591	3,508,393
Nippon Prologis REIT, Inc. (a)	729	1,382,701
NIPPON REIT Investment Corp.	268	634,491
Nippon Road Co. Ltd.	45,473	583,504
Nippon Sanso Holdings Corp.	165,411	4,344,647
Nippon Sheet Glass Co. Ltd. *	548,825	2,390,796
Nippon Shinyaku Co. Ltd.	45,013	1,623,190
Nippon Shokubai Co. Ltd.	104,801	3,793,352
Nippon Soda Co. Ltd.	59,360	2,144,163
Nippon Thompson Co. Ltd.	160,931	642,265
Nippon Yakin Kogyo Co. Ltd.	35,124	993,123
Nipro Corp.	366,565	2,772,142
Nishimatsu Construction Co. Ltd.	72,444	1,917,988
Nishimatsuya Chain Co. Ltd.	102,051	1,488,984
Nishi-Nippon Financial Holdings, Inc.	226,774	2,504,968
Nishi-Nippon Railroad Co. Ltd.	143,636	2,300,255
Nishio Holdings Co. Ltd.	60,371	1,486,457
Nissha Co. Ltd.	110,926	1,106,746
Nisshin Oillio Group Ltd.	93,784	2,654,893
Nisshinbo Holdings, Inc.	492,467	3,619,342
Nitta Corp.	38,505	975,420
Nittetsu Mining Co. Ltd.	46,189	1,765,264
Nitto Boseki Co. Ltd.	58,617	1,782,280
Nitto Kogyo Corp.	63,659	1,545,884
Noevir Holdings Co. Ltd.	15,736	555,632
NOF Corp.	71,526	3,311,770
Nohmi Bosai Ltd.	54,459	694,390
Nojima Corp.	329,878	3,115,025
Nomura Co. Ltd.	153,185	870,399
Nomura Real Estate Master Fund, Inc.	2,683	3,081,634
Noritake Co. Ltd.	45,591	2,140,234
Noritz Corp.	128,485	1,301,928
North Pacific Bank Ltd.	471,339	1,163,721
NS Solutions Corp.	53,366	1,676,769
NS United Kaiun Kaisha Ltd.	30,747	1,011,832
NSD Co. Ltd.	60,079	1,137,898
NTN Corp.	1,670,060	3,128,079
NTT UD REIT Investment Corp.	779	671,847
SECURITY	NUMBER OF SHARES	VALUE ($)
Obic Co. Ltd.	14,481	2,223,062
Odakyu Electric Railway Co. Ltd.	321,586	4,523,544
Ogaki Kyoritsu Bank Ltd.	63,123	809,986
Oiles Corp.	43,429	574,020
Okamura Corp.	192,377	2,773,060
Okasan Securities Group, Inc.	249,968	1,207,273
Oki Electric Industry Co. Ltd.	511,532	3,307,908
Okinawa Cellular Telephone Co.	26,747	607,002
Okinawa Electric Power Co., Inc.	254,918	1,869,186
OKUMA Corp.	63,144	2,645,611
Okumura Corp.	99,043	3,024,853
Onoken Co. Ltd.	133,757	1,526,351
Onward Holdings Co. Ltd.	378,486	1,282,656
Open House Group Co. Ltd.	86,296	2,409,645
Oracle Corp.	26,755	2,069,493
Organo Corp.	28,806	1,180,805
Orient Corp.	153,351	1,122,371
Orix JREIT, Inc.	1,478	1,743,587
Osaka Soda Co. Ltd.	38,931	2,559,673
OSG Corp.	141,140	1,757,627
Outsourcing, Inc.	200,507	1,627,547
Oyo Corp.	38,560	545,398
Pacific Industrial Co. Ltd.	186,069	1,758,301
Pack Corp.	24,792	539,157
Paramount Bed Holdings Co. Ltd.	66,349	1,240,047
Park24 Co. Ltd. *	122,077	1,488,442
Pasona Group, Inc.	64,059	1,016,122
PHC Holdings Corp.	44,397	445,967
Pigeon Corp.	147,808	1,658,697
Pilot Corp.	54,437	1,645,611
Piolax, Inc.	39,157	599,930
Pola Orbis Holdings, Inc.	127,590	1,345,074
Press Kogyo Co. Ltd.	508,277	2,131,645
Prima Meat Packers Ltd.	150,634	2,292,600
Qol Holdings Co. Ltd.	85,103	982,079
Raito Kogyo Co. Ltd.	94,021	1,259,252
Rakuten Group, Inc.	789,707	3,128,700
Relo Group, Inc.	76,257	801,076
Resorttrust, Inc.	72,645	1,105,879
Retail Partners Co. Ltd.	185,913	2,235,961
Rinnai Corp.	179,377	3,646,145
Rohto Pharmaceutical Co. Ltd.	131,754	2,753,880
Round One Corp.	209,410	835,742
Ryobi Ltd.	174,113	3,433,148
Ryosan Co. Ltd.	66,829	2,235,394
Ryoyo Electro Corp.	42,051	1,055,293
S Foods, Inc.	85,741	1,858,828
Saibu Gas Holdings Co. Ltd.	60,223	762,997
Saizeriya Co. Ltd.	40,450	1,570,555
Sakai Chemical Industry Co. Ltd.	74,812	953,906
Sakai Moving Service Co. Ltd.	40,384	713,519
Sakata Seed Corp.	29,454	793,954
SAMTY Co. Ltd. (a)	38,737	613,671
San-A Co. Ltd.	50,177	1,561,296
Sangetsu Corp.	107,955	2,094,328
San-In Godo Bank Ltd.	186,692	1,209,801
Sanken Electric Co. Ltd.	20,542	1,049,784
Sanki Engineering Co. Ltd.	175,358	2,075,804
Sankyo Co. Ltd.	37,459	1,618,616
Sanoh Industrial Co. Ltd.	131,515	776,627
Sanyo Chemical Industries Ltd.	39,681	1,150,154
Sanyo Denki Co. Ltd.	18,278	752,954
Sanyo Special Steel Co. Ltd.	61,606	1,090,143
Sapporo Holdings Ltd.	105,865	4,129,047
Sato Holdings Corp.	66,867	922,257
SBS Holdings, Inc.	30,750	521,461
SCREEN Holdings Co. Ltd.	88,190	6,424,773
Scroll Corp.	71,831	449,445
SCSK Corp.	156,900	2,891,031

Schwab Fundamental International Small Company Index ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Sega Sammy Holdings, Inc.	221,225	3,213,587
Seibu Holdings, Inc.	299,129	3,610,753
Seiko Group Corp.	70,511	1,194,778
Seiren Co. Ltd.	68,072	1,068,266
Sekisui House REIT, Inc.	1,681	963,105
Sekisui Jushi Corp.	55,124	934,425
Senko Group Holdings Co. Ltd.	398,876	2,851,909
Senshu Ikeda Holdings, Inc.	437,620	1,012,386
Seria Co. Ltd.	84,800	1,373,228
Seven Bank Ltd.	908,290	1,845,026
Shibaura Machine Co. Ltd.	45,426	1,172,254
Shiga Bank Ltd.	49,491	1,253,721
Shindengen Electric Manufacturing Co. Ltd.	29,782	615,443
Shin-Etsu Polymer Co. Ltd.	71,726	693,317
Shinko Electric Industries Co. Ltd.	49,572	1,850,630
Shinmaywa Industries Ltd.	206,673	1,655,229
Ship Healthcare Holdings, Inc.	155,983	2,202,554
Shizuoka Gas Co. Ltd.	202,486	1,397,069
SHO-BOND Holdings Co. Ltd.	28,655	1,167,832
Shoei Foods Corp.	28,704	876,643
Siix Corp.	121,774	1,250,400
Sinfonia Technology Co. Ltd.	76,854	1,072,998
SKY Perfect JSAT Holdings, Inc.	351,355	1,611,382
Skylark Holdings Co. Ltd. *	271,533	4,004,990
Sodick Co. Ltd.	147,416	748,871
Sotetsu Holdings, Inc.	113,833	2,065,526
Square Enix Holdings Co. Ltd.	83,172	2,887,264
Star Micronics Co. Ltd.	68,391	868,332
Starts Corp., Inc.	68,265	1,287,862
Sugi Holdings Co. Ltd.	86,402	3,748,655
Sumida Corp.	54,144	432,903
Sumitomo Bakelite Co. Ltd.	57,486	2,745,687
Sumitomo Mitsui Construction Co. Ltd.	916,878	2,468,410
Sumitomo Osaka Cement Co. Ltd.	136,235	3,324,895
Sumitomo Pharma Co. Ltd.	616,088	1,950,345
Sumitomo Seika Chemicals Co. Ltd.	26,473	904,310
Sumitomo Warehouse Co. Ltd.	103,724	1,711,251
Sun Frontier Fudousan Co. Ltd.	68,050	718,084
Suruga Bank Ltd.	394,810	2,005,630
SWCC Corp.	78,390	1,421,609
Systena Corp.	265,497	531,587
Tachi-S Co. Ltd.	180,838	2,152,906
Tadano Ltd.	251,028	1,960,374
Taikisha Ltd.	76,503	2,188,979
Taisho Pharmaceutical Holdings Co. Ltd.	75,574	4,441,861
Taiyo Holdings Co. Ltd.	46,040	931,171
Takamatsu Construction Group Co. Ltd.	72,972	1,301,635
Takaoka Toko Co. Ltd.	45,275	633,639
Takara Holdings, Inc.	379,991	3,123,002
Takara Standard Co. Ltd.	163,939	1,970,573
Takasago Thermal Engineering Co. Ltd.	159,870	3,243,144
Takeuchi Manufacturing Co. Ltd.	58,050	1,698,287
Takuma Co. Ltd.	143,947	1,589,079
Tama Home Co. Ltd. (a)	18,104	426,164
Tamura Corp.	171,953	661,827
Tanseisha Co. Ltd.	154,080	927,596
TBS Holdings, Inc.	79,613	1,479,062
TechnoPro Holdings, Inc.	71,827	1,668,441
T-Gaia Corp.	92,434	1,147,336
THK Co. Ltd.	196,721	3,930,162
TKC Corp.	28,889	691,765
Toa Corp.	51,930	1,255,790
Toagosei Co. Ltd.	311,393	2,864,643
Tocalo Co. Ltd.	81,292	790,732
Toda Corp.	657,215	3,753,419
Toei Co. Ltd.	6,833	819,026
Toho Co. Ltd.	83,841	2,909,921
Toho Zinc Co. Ltd.	68,934	558,616
SECURITY	NUMBER OF SHARES	VALUE ($)
Tokai Carbon Co. Ltd.	385,466	2,852,503
TOKAI Holdings Corp.	336,077	2,139,199
Tokai Rika Co. Ltd.	267,387	4,481,922
Tokai Tokyo Financial Holdings, Inc.	302,136	1,130,187
Token Corp.	34,070	1,866,723
Tokushu Tokai Paper Co. Ltd.	21,164	531,838
Tokyo Century Corp.	74,683	2,976,509
Tokyo Ohka Kogyo Co. Ltd.	34,921	2,164,448
Tokyo Seimitsu Co. Ltd.	52,729	3,059,199
Tokyo Steel Manufacturing Co. Ltd.	143,469	1,741,018
Tokyo Tatemono Co. Ltd.	313,960	4,462,996
Tokyu Construction Co. Ltd.	334,925	1,785,240
Tokyu REIT, Inc.	427	521,059
TOMONY Holdings, Inc.	189,825	629,176
Tomy Co. Ltd.	181,470	2,551,394
Topcon Corp.	145,666	1,494,743
Topre Corp.	246,713	3,341,018
Toshiba TEC Corp.	59,233	1,165,548
Totetsu Kogyo Co. Ltd.	84,750	1,663,642
Towa Pharmaceutical Co. Ltd.	67,271	1,123,952
Toyo Construction Co. Ltd.	192,808	1,734,600
Toyo Ink SC Holdings Co. Ltd.	152,768	2,755,993
Toyo Tire Corp.	316,103	5,248,248
Toyobo Co. Ltd.	490,609	3,491,194
Toyota Boshoku Corp.	255,426	4,405,833
TPR Co. Ltd.	179,290	2,096,881
Trancom Co. Ltd.	22,211	1,135,828
Transcosmos, Inc.	68,815	1,443,004
Trend Micro, Inc.	87,260	4,435,158
Trusco Nakayama Corp.	105,006	1,688,364
TSI Holdings Co. Ltd.	334,051	1,748,946
Tsubaki Nakashima Co. Ltd.	123,779	621,260
Tsubakimoto Chain Co.	125,458	3,203,598
Tsugami Corp.	92,196	767,079
Tsumura & Co.	110,089	2,081,366
TV Asahi Holdings Corp.	84,461	956,960
UACJ Corp.	145,369	3,407,201
Uchida Yoko Co. Ltd.	27,709	1,349,510
Ulvac, Inc.	79,154	3,484,521
Unipres Corp.	337,442	2,259,733
United Arrows Ltd.	88,176	1,168,443
United Super Markets Holdings, Inc.	353,759	2,419,254
United Urban Investment Corp.	1,878	1,841,986
Ushio, Inc.	171,154	2,205,488
USS Co. Ltd.	160,302	3,136,968
UT Group Co. Ltd. *	35,613	533,587
V Technology Co. Ltd.	42,581	765,297
Valor Holdings Co. Ltd.	247,296	3,966,171
Valqua Ltd.	28,593	755,272
VT Holdings Co. Ltd.	291,170	1,032,050
Wacoal Holdings Corp.	112,873	2,485,214
Wacom Co. Ltd.	239,830	1,116,130
Warabeya Nichiyo Holdings Co. Ltd.	103,241	2,433,760
Welcia Holdings Co. Ltd.	170,992	2,988,760
Workman Co. Ltd. (a)	21,346	667,085
World Co. Ltd.	86,814	957,194
Xebio Holdings Co. Ltd.	150,456	960,736
YAMABIKO Corp.	92,532	930,108
Yamaguchi Financial Group, Inc.	265,791	2,334,560
Yamato Kogyo Co. Ltd.	41,296	2,084,424
Yamazen Corp.	334,796	2,717,592
Yaoko Co. Ltd.	44,818	2,445,610
Yellow Hat Ltd.	100,232	1,205,482
Yodogawa Steel Works Ltd.	91,359	2,413,210
Yokogawa Bridge Holdings Corp.	81,003	1,492,557
Yokowo Co. Ltd.	57,312	607,100
Yondoshi Holdings, Inc.	53,905	712,851
Yoshinoya Holdings Co. Ltd.	75,024	1,659,475
Yuasa Trading Co. Ltd.	78,861	2,363,136

Schwab Fundamental International Small Company Index ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Zenkoku Hosho Co. Ltd.	31,461	1,063,419
Zensho Holdings Co. Ltd.	74,142	4,119,474
Zeon Corp.	341,735	3,176,135
ZERIA Pharmaceutical Co. Ltd.	42,211	578,479
Zojirushi Corp.	67,991	715,622
ZOZO, Inc.	56,595	1,196,330
		1,078,025,820

Luxembourg 0.0%
Espirito Santo Financial Group SA *(b)	8,470	0

Netherlands 1.5%
Adyen NV *	2,157	2,520,602
Allfunds Group PLC	122,357	772,987
AMG Critical Materials NV	19,006	452,491
Arcadis NV	71,072	3,571,800
ASM International NV	10,794	5,543,593
Basic-Fit NV *(a)	21,712	620,203
BE Semiconductor Industries NV	30,119	4,221,233
Corbion NV	62,626	1,185,547
Eurocommercial Properties NV	52,430	1,226,505
ForFarmers NV	322,718	848,604
Fugro NV *	112,573	2,074,572
IMCD NV	25,148	3,883,989
JDE Peet's NV	72,560	1,949,171
Just Eat Takeaway.com NV *	77,852	1,217,762
Koninklijke BAM Groep NV	912,350	2,496,627
Koninklijke Heijmans NV	89,374	1,217,000
Koninklijke Vopak NV	84,486	2,903,755
OCI NV	77,007	1,658,602
PostNL NV	1,388,747	2,181,978
Sligro Food Group NV	102,460	1,743,989
TKH Group NV	58,049	2,315,611
Van Lanschot Kempen NV	29,703	936,619
Wereldhave NV	69,894	1,172,137
		46,715,377

New Zealand 0.8%
a2 Milk Co. Ltd. *	489,339	1,254,297
Auckland International Airport Ltd.	345,664	1,690,915
Chorus Ltd.	394,156	1,866,048
Contact Energy Ltd.	839,496	4,039,229
EBOS Group Ltd.	145,939	3,335,151
Fisher & Paykel Healthcare Corp. Ltd.	220,137	3,203,397
Freightways Group Ltd.	124,786	632,007
Infratil Ltd.	214,480	1,291,617
Mainfreight Ltd.	57,493	2,396,962
Mercury NZ Ltd.	495,520	1,906,741
Meridian Energy Ltd.	967,882	3,117,591
Ryman Healthcare Ltd.	227,619	759,180
		25,493,135

Norway 1.5%
Aker ASA, A Shares	17,853	1,120,492
Aker Solutions ASA	278,484	1,060,837
Atea ASA *	155,064	1,749,340
Austevoll Seafood ASA	216,077	1,493,463
Bakkafrost P	28,855	1,398,740
Borregaard ASA	75,152	1,202,008
BW LPG Ltd.	130,855	1,913,269
BW Offshore Ltd.	317,187	667,403
DNO ASA	1,402,772	1,370,393
Elkem ASA	671,247	1,087,317
Elmera Group ASA	473,892	1,036,699
Europris ASA	194,368	1,291,122
SECURITY	NUMBER OF SHARES	VALUE ($)
Gjensidige Forsikring ASA	149,520	2,526,032
Grieg Seafood ASA	89,687	549,165
Kongsberg Automotive ASA *	3,478,584	642,222
Kongsberg Gruppen ASA	35,511	1,529,976
Leroy Seafood Group ASA	442,406	1,734,523
Odfjell Drilling Ltd.	229,743	737,476
PGS ASA *	1,986,145	1,675,697
Salmar ASA	53,478	2,941,121
Schibsted ASA, A Shares	44,979	1,110,412
Schibsted ASA, B Shares	55,414	1,285,255
SpareBank 1 Nord Norge	144,057	1,281,689
SpareBank 1 SMN	152,614	1,826,475
SpareBank 1 SR-Bank ASA	175,000	1,928,786
Stolt-Nielsen Ltd.	33,081	960,622
Storebrand ASA	403,081	3,489,021
TGS ASA	148,504	1,901,283
TOMRA Systems ASA	100,864	994,716
Var Energi ASA	347,788	1,117,369
Veidekke ASA	192,466	1,857,022
Wallenius Wilhelmsen ASA	145,159	1,269,946
		46,749,891

Poland 1.6%
Alior Bank SA *	189,256	3,660,617
Allegro.eu SA *	111,838	811,125
Asseco Poland SA	142,746	2,733,111
Bank Millennium SA *	640,151	1,274,607
Bank Polska Kasa Opieki SA	189,147	6,662,392
CCC SA *	53,634	729,861
CD Projekt SA	19,167	522,856
Cyfrowy Polsat SA *	828,665	2,664,438
Dino Polska SA *	12,236	1,367,034
Enea SA *	1,476,175	3,177,832
Grupa Azoty SA *	208,448	1,132,549
Grupa Kety SA	9,996	1,812,444
Jastrzebska Spolka Weglowa SA *	182,852	1,811,909
Kernel Holding SA *	458,153	834,728
KRUK SA	10,075	1,153,376
LPP SA	643	2,397,805
mBank SA *	11,172	1,579,661
Orange Polska SA	1,805,878	3,634,158
Pepco Group NV *	92,892	528,450
Santander Bank Polska SA *	27,142	3,379,273
Tauron Polska Energia SA *	5,814,180	6,003,238
		47,871,464

Portugal 0.3%
CTT-Correios de Portugal SA	212,161	824,101
EDP Renovaveis SA	72,341	1,322,099
Navigator Co. SA	449,766	1,850,089
NOS SGPS SA	494,899	1,839,187
REN - Redes Energeticas Nacionais SGPS SA	541,465	1,438,580
Sonae SGPS SA	2,771,076	2,807,340
		10,081,396

Republic of Korea 8.1%
AJ Networks Co. Ltd.	122,980	411,792
AMOREPACIFIC Group	93,970	2,017,571
Asia Paper Manufacturing Co. Ltd.	16,190	512,624
Asiana Airlines, Inc. *	161,266	1,309,978
BGF retail Co. Ltd.	12,049	1,267,333
BH Co. Ltd.	37,941	636,688
Celltrion Healthcare Co. Ltd.	16,955	979,070
Celltrion, Inc.	23,976	3,027,315
Cheil Worldwide, Inc.	134,126	2,034,528

Schwab Fundamental International Small Company Index ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Chong Kun Dang Pharmaceutical Corp.	13,559	1,301,092
CJ ENM Co. Ltd. *	39,714	2,357,937
CJ Logistics Corp.	40,477	3,548,385
Com2uSCorp	19,733	756,344
Cosmax, Inc. *	6,579	564,504
Daeduck Electronics Co. Ltd.	38,357	792,322
Daehan Flour Mill Co. Ltd.	6,743	668,472
Daesang Corp.	110,510	1,692,577
Daesang Holdings Co. Ltd.	119,608	985,492
Daewoo Engineering & Construction Co. Ltd. *	777,296	2,795,530
Daou Technology, Inc.	99,327	1,359,621
DB HiTek Co. Ltd.	40,990	1,966,656
DGB Financial Group, Inc.	546,755	3,602,230
DL Holdings Co. Ltd.	36,684	1,364,827
Dongjin Semichem Co. Ltd.	22,877	681,797
Dongkuk CM Co. Ltd. *	107,569	588,643
Dongkuk Holdings Co. Ltd.	58,065	406,858
Dongkuk Steel Mill Co. Ltd. *	184,252	1,576,671
Doosan Bobcat, Inc.	40,680	1,437,823
Doosan Co. Ltd.	30,028	2,143,610
Easy Holdings Co. Ltd.	291,782	683,007
Fila Holdings Corp.	95,343	2,826,702
Gradiant Corp.	70,296	608,071
Green Cross Corp.	7,538	669,577
Green Cross Holdings Corp.	60,835	695,513
GS Global Corp. *	376,404	751,262
GS Retail Co. Ltd.	139,218	2,573,615
Handsome Co. Ltd.	58,935	867,477
Hanmi Pharm Co. Ltd.	3,204	763,655
Hanon Systems	278,502	1,565,042
Hansae Co. Ltd.	41,898	673,862
Hanshin Construction Co. Ltd.	106,851	608,731
Hansol Chemical Co. Ltd.	5,387	839,272
Hansol Paper Co. Ltd.	138,621	1,116,360
Hanssem Co. Ltd.	19,475	777,400
Hanwha Aerospace Co. Ltd.	32,790	3,199,830
Hanwha General Insurance Co. Ltd. *	645,530	2,023,927
Hanwha Life Insurance Co. Ltd. *	1,798,754	3,855,021
Hanwha Ocean Co. Ltd. *	125,341	2,652,257
Harim Holdings Co. Ltd.	262,915	1,444,845
HD Hyundai Construction Equipment Co. Ltd.	33,024	1,245,295
HD Hyundai Heavy Industries Co. Ltd. *	8,773	851,358
HD Hyundai Infracore Co. Ltd.	207,652	1,257,034
HDC Hyundai Development Co-Engineering & Construction, Class E	331,775	3,962,836
Hite Jinro Co. Ltd.	53,728	920,349
HL Mando Co. Ltd.	95,024	2,625,746
Hotel Shilla Co. Ltd.	29,470	1,498,455
Hyosung Advanced Materials Corp.	3,761	1,150,033
Hyosung Chemical Corp. *	9,621	667,426
Hyosung Corp.	25,856	1,370,810
Hyosung Heavy Industries Corp. *	15,681	2,552,424
Hyosung TNC Corp.	11,298	3,340,842
HYUNDAI Corp.	61,767	876,128
Hyundai Department Store Co. Ltd.	50,544	1,990,183
Hyundai Elevator Co. Ltd.	43,805	1,504,136
Hyundai GF Holdings	204,333	601,841
Hyundai Green Food *	112,969	997,339
Hyundai Mipo Dockyard Co. Ltd. *	24,780	1,557,693
Hyundai Rotem Co. Ltd. *	36,145	743,828
Hyundai Wia Corp.	76,225	3,521,304
Innocean Worldwide, Inc.	47,902	751,863
INTOPS Co. Ltd.	31,146	707,342
IS Dongseo Co. Ltd. *	33,204	700,034
JB Financial Group Co. Ltd.	346,504	2,790,510
Kakao Corp.	64,438	2,522,280
SECURITY	NUMBER OF SHARES	VALUE ($)
Kangwon Land, Inc.	111,779	1,342,925
KCC Corp.	11,342	1,832,971
KCC Glass Corp.	34,864	1,120,112
KEPCO Plant Service & Engineering Co. Ltd.	46,092	1,243,268
KG Chemical Corp.	110,611	589,857
KISWIRE Ltd.	53,239	792,302
KIWOOM Securities Co. Ltd.	18,492	1,322,956
Kolmar Korea Co. Ltd.	18,816	692,027
Kolon Corp.	65,439	880,027
Kolon Industries, Inc.	82,015	2,736,694
Korea Aerospace Industries Ltd.	37,134	1,334,078
Korea Electric Terminal Co. Ltd.	20,855	1,231,757
Korea Investment Holdings Co. Ltd.	76,166	3,536,289
Korea Line Corp. *	298,852	452,164
Korea Petrochemical Ind Co. Ltd.	16,088	2,050,046
Korean Reinsurance Co.	402,220	2,409,922
Krafton, Inc. *	12,628	2,084,846
Kukdo Chemical Co. Ltd.	19,034	577,593
Kumho Tire Co., Inc. *	289,388	1,247,140
KUMHOE&C Co. Ltd.	173,038	730,967
Kwang Dong Pharmaceutical Co. Ltd.	153,635	828,818
Kyeryong Construction Industrial Co. Ltd.	35,921	392,579
LG Energy Solution Ltd. *	4,725	1,664,545
Lotte Chilsung Beverage Co. Ltd.	7,229	828,157
Lotte Corp.	67,864	1,472,846
LOTTE Fine Chemical Co. Ltd.	41,363	1,853,103
Lotte Rental Co. Ltd.	53,095	1,121,450
LS Corp.	61,580	4,042,806
LS Electric Co. Ltd.	33,144	1,944,736
LX Hausys Ltd.	53,151	1,853,889
LX International Corp.	133,889	3,087,391
LX Semicon Co. Ltd.	13,869	924,492
Mcnex Co. Ltd.	34,082	801,758
Meritz Financial Group, Inc. *	180,290	7,755,761
Mirae Asset Securities Co. Ltd.	440,118	2,445,953
NCSoft Corp.	14,745	2,994,373
Netmarble Corp. *	18,065	831,734
Nexen Tire Corp.	148,334	1,009,474
NH Investment & Securities Co. Ltd.	247,483	1,968,124
NHN Corp. *	44,029	801,985
NongShim Co. Ltd.	6,230	1,958,117
OCI Co. Ltd. *	10,364	849,107
OCI Holdings Co. Ltd.	25,311	1,938,323
Orion Corp.	23,088	2,106,311
Orion Holdings Corp.	75,209	897,157
Pan Ocean Co. Ltd.	363,890	1,276,287
Partron Co. Ltd.	147,009	973,109
Poongsan Corp.	84,262	2,331,631
POSCO Future M Co. Ltd.	3,135	788,519
S-1 Corp.	44,811	2,090,937
Samchully Co. Ltd.	9,018	672,427
Samsung Card Co. Ltd.	75,226	1,924,162
Samsung Engineering Co. Ltd. *	149,800	2,931,791
Samsung Heavy Industries Co. Ltd. *	508,160	3,143,136
Samsung Securities Co. Ltd.	90,090	2,737,300
SAMT Co. Ltd.	342,788	747,935
Samyang Corp.	22,833	777,825
Samyang Holdings Corp.	29,333	1,577,886
SD Biosensor, Inc.	46,853	412,549
SeAH Besteel Holdings Corp.	63,771	1,215,957
SeAH Steel Corp.	4,649	470,251
SeAH Steel Holdings Corp.	3,891	575,741
Sebang Global Battery Co. Ltd.	26,517	1,204,431
Seegene, Inc.	36,629	607,573
Seohan Co. Ltd.	869,341	646,876
Seohee Construction Co. Ltd.	904,871	965,785
Seoul Semiconductor Co. Ltd.	110,442	849,192

Schwab Fundamental International Small Company Index ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Seoyon E-Hwa Co. Ltd.	70,663	945,350
SFA Engineering Corp.	53,986	1,249,066
Shinsegae, Inc.	22,934	3,023,736
SIMMTECH Co. Ltd.	19,687	592,067
SK Chemicals Co. Ltd.	20,310	1,012,233
SK Discovery Co. Ltd.	71,265	2,237,129
SK Gas Ltd.	12,802	1,520,185
SK Networks Co. Ltd.	1,061,425	4,664,791
SKC Co. Ltd.	19,361	1,455,658
SL Corp.	34,498	870,372
SNT Motiv Co. Ltd.	21,265	721,113
Songwon Industrial Co. Ltd.	48,337	703,990
Soulbrain Co. Ltd.	4,258	914,208
SSANGYONG C&E Co. Ltd.	176,239	823,719
Sungwoo Hitech Co. Ltd.	244,277	1,713,527
TKG Huchems Co. Ltd.	48,215	794,147
Unid Co. Ltd.	10,642	621,948
WONIK IPS Co. Ltd.	38,772	1,021,779
Young Poong Corp.	2,256	891,803
Youngone Corp.	60,916	2,063,349
Youngone Holdings Co. Ltd.	15,863	951,669
Yuhan Corp.	34,694	1,648,446
		246,633,320

Singapore 1.3%
CapitaLand Ascendas REIT	1,433,721	3,050,927
CapitaLand Ascott Trust	1,255,813	870,393
CapitaLand China Trust	829,448	503,412
CapitaLand Integrated Commercial Trust	1,614,308	2,201,439
CapitaLand Investment Ltd.	906,574	2,058,234
City Developments Ltd.	384,777	1,804,814
First Resources Ltd.	689,887	718,525
Frasers Logistics & Commercial Trust	902,089	750,276
Genting Singapore Ltd.	4,503,641	3,087,690
Hutchison Port Holdings Trust, Class U	15,750,477	2,409,823
Keppel Infrastructure Trust	4,165,981	1,467,115
Manulife U.S. Real Estate Investment Trust	4,532,078	235,668
Mapletree Industrial Trust	681,866	1,164,884
Mapletree Logistics Trust	1,013,696	1,222,876
Mapletree Pan Asia Commercial Trust	753,186	773,164
Netlink NBN Trust	1,591,899	1,007,909
Olam Group Ltd.	2,488,554	1,901,937
SATS Ltd. *	647,191	1,285,071
Seatrium Ltd. *	14,484,288	1,139,555
Sembcorp Industries Ltd.	768,779	2,960,830
Singapore Exchange Ltd.	379,432	2,680,986
Singapore Technologies Engineering Ltd.	1,290,736	3,588,064
Suntec Real Estate Investment Trust	998,202	860,132
UOL Group Ltd.	457,157	2,021,000
		39,764,724

Spain 1.3%
Abengoa SA, B Shares *(b)	192,522,094	0
Almirall SA	73,491	680,780
Applus Services SA	240,373	2,601,729
Atresmedia Corp. de Medios de Comunicacion SA	181,786	754,511
Bankinter SA	496,700	3,492,323
Cellnex Telecom SA	83,557	3,194,564
Cia de Distribucion Integral Logista Holdings SA	64,154	1,664,563
CIE Automotive SA	56,082	1,579,954
Construcciones y Auxiliar de Ferrocarriles SA	31,178	1,097,091
Corp. ACCIONA Energias Renovables SA	17,866	531,006
Ebro Foods SA	151,085	2,509,000
SECURITY	NUMBER OF SHARES	VALUE ($)
Ence Energia y Celulosa SA	203,064	650,066
Faes Farma SA	287,308	978,063
Fluidra SA	80,023	1,654,584
Gestamp Automocion SA	472,668	1,815,363
Indra Sistemas SA (a)	123,873	1,912,484
Inmobiliaria Colonial Socimi SA	190,253	1,253,814
Linea Directa Aseguradora SA Cia de Seguros y Reaseguros	1,007,059	955,958
Melia Hotels International SA *	132,284	810,442
Merlin Properties Socimi SA	318,195	3,214,912
Obrascon Huarte Lain SA *(a)	1,521,744	780,044
Prosegur Compania de Seguridad SA	979,986	1,935,366
Sacyr SA	675,028	2,267,019
Unicaja Banco SA	892,966	992,827
Vidrala SA	12,045	1,103,953
Viscofan SA	36,204	2,223,974
		40,654,390

Sweden 3.7%
AAK AB	149,289	3,034,546
AddLife AB, B Shares	50,247	462,007
AddTech AB, B Shares	62,461	1,162,927
AFRY AB	148,139	1,801,048
Ambea AB	198,430	838,497
Arjo AB, B Shares	309,299	1,109,230
Attendo AB *	328,640	1,089,837
Avanza Bank Holding AB	23,873	468,627
Axfood AB	104,285	2,603,430
Beijer Alma AB	38,457	670,869
Beijer Ref AB	82,416	913,125
Betsson AB, Class B *	169,293	1,762,585
Bilia AB, A Shares	198,705	2,157,930
Billerud Aktiebolag	382,080	3,735,534
Bonava AB, B Shares *	850,437	1,092,380
Bravida Holding AB	239,656	1,506,019
Byggmax Group AB *	255,911	749,745
Castellum AB	231,794	2,834,701
Clas Ohlson AB, B Shares	115,322	1,408,668
Cloetta AB, B Shares	471,756	819,361
Coor Service Management Holding AB	207,402	779,426
Dometic Group AB	467,326	3,566,874
Dustin Group AB *(a)	116,518	91,234
Dustin Group AB - Paid Subscription Shares *	345,000	267,997
Electrolux Professional AB, B Shares	169,902	749,726
Elekta AB, B Shares	366,428	2,860,410
EQT AB	52,542	1,240,990
Evolution AB	17,126	1,777,181
Fabege AB	142,874	1,280,281
Fastighets AB Balder, B Shares *	268,311	1,583,926
Getinge AB, B Shares	194,981	4,149,383
Granges AB	203,717	2,239,578
Hexpol AB	258,292	2,637,431
Holmen AB, B Shares	88,515	3,715,842
Indutrade AB	117,355	2,575,822
Instalco AB	109,192	344,701
Intrum AB	289,336	1,484,390
Investment AB Latour, B Shares	43,174	967,814
Inwido AB	100,058	1,239,404
JM AB	186,169	2,602,744
Kinnevik AB, B Shares *	278,527	2,603,237
L E Lundbergforetagen AB, B Shares	52,090	2,536,187
Lagercrantz Group AB, B Shares	43,756	500,243
Lifco AB, B Shares	68,049	1,478,670
Lindab International AB	99,528	1,807,467
Loomis AB	117,265	3,117,711
MEKO AB	88,995	886,651
Mycronic AB	40,856	930,278

Schwab Fundamental International Small Company Index ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
NCC AB, B Shares	293,188	3,281,940
New Wave Group AB, B Shares	90,057	739,356
Nibe Industrier AB, B Shares	324,338	1,917,766
Nobia AB *	1,095,106	931,674
Nolato AB, B Shares	213,930	1,058,539
Pandox AB	67,212	817,793
Peab AB, B Shares	772,559	3,639,093
Ratos AB, B Shares	532,749	1,624,859
Resurs Holding AB	448,616	1,043,746
Saab AB, B Shares	68,444	3,521,856
Sagax AB, B Shares	21,225	481,868
Samhallsbyggnadsbolaget i Norden AB (a)	1,461,941	520,385
Samhallsbyggnadsbolaget i Norden AB, D Shares (a)	23,784	8,945
Scandi Standard AB	162,782	869,923
Scandic Hotels Group AB *	234,243	965,911
Sinch AB *	227,703	647,873
Storskogen Group AB, B Shares	1,244,648	913,871
Sweco AB, B Shares	171,937	2,062,486
Swedish Orphan Biovitrum AB *	90,038	2,144,652
Tethys Oil AB	137,742	579,618
Thule Group AB	90,136	2,208,918
Viaplay Group AB, B Shares *(a)	129,203	291,972
Wihlborgs Fastigheter AB	158,608	1,288,831
		111,798,539

Switzerland 2.7%
Accelleron Industries AG	45,463	1,314,404
Allreal Holding AG	12,351	2,039,680
ALSO Holding AG	7,036	1,986,473
ams-OSRAM AG *(a)	913,734	1,796,889
Arbonia AG	93,208	912,196
Aryzta AG *	913,887	1,693,142
Autoneum Holding AG *	7,549	1,027,890
Avolta AG *	99,140	3,480,817
Banque Cantonale Vaudoise	15,123	1,855,700
Belimo Holding AG	3,139	1,539,267
BKW AG	11,143	1,978,586
Bucher Industries AG	7,299	2,895,929
Burckhardt Compression Holding AG	1,200	676,212
Bystronic AG	2,576	1,493,076
Cembra Money Bank AG	25,511	1,926,050
Clariant AG *	261,931	3,937,023
Comet Holding AG	2,869	792,518
Daetwyler Holding AG	4,663	1,063,929
dormakaba Holding AG	4,294	2,333,293
Emmi AG	1,761	1,857,095
EMS-Chemie Holding AG	3,541	2,526,813
Flughafen Zurich AG	11,037	2,351,971
Forbo Holding AG	1,117	1,275,580
Huber & Suhner AG	17,948	1,341,636
Implenia AG	20,861	684,931
Inficon Holding AG	864	1,168,494
Interroll Holding AG	271	782,255
Kardex Holding AG	3,294	793,621
Komax Holding AG	2,423	538,352
Landis+Gyr Group AG *	24,123	2,036,258
Mobimo Holding AG	4,508	1,342,731
OC Oerlikon Corp. AG	414,579	1,739,272
PSP Swiss Property AG	15,066	2,002,909
Schweiter Technologies AG	1,913	1,110,994
SFS Group AG	16,880	1,915,998
Siegfried Holding AG *	1,411	1,279,482
SIG Group AG *	163,677	3,847,459
Softwareone Holding AG *	103,483	2,118,334
St Galler Kantonalbank AG	1,503	834,856
Stadler Rail AG	38,641	1,440,678
SECURITY	NUMBER OF SHARES	VALUE ($)
Straumann Holding AG	16,693	2,308,474
Sulzer AG	16,317	1,632,544
Tecan Group AG	3,625	1,329,855
Temenos AG	29,594	2,519,174
u-blox Holding AG *	5,840	617,883
Valiant Holding AG	11,802	1,278,533
VAT Group AG	6,377	2,981,140
Vontobel Holding AG	22,584	1,316,783
Zehnder Group AG	13,259	740,296
		82,457,475

United Kingdom 9.8%
4imprint Group PLC	14,602	789,326
888 Holdings PLC *	718,788	643,334
AG Barr PLC	70,850	428,282
Airtel Africa PLC	1,599,840	2,217,722
Ashmore Group PLC	491,124	1,101,720
ASOS PLC *(a)	261,505	1,264,950
Assura PLC	1,165,949	652,406
Auto Trader Group PLC	266,851	2,448,518
Babcock International Group PLC	318,453	1,591,618
Bank of Georgia Group PLC	25,246	1,102,625
Beazley PLC	284,958	1,933,579
Big Yellow Group PLC	62,982	863,498
Bodycote PLC	287,437	2,088,675
British Land Co. PLC	788,602	3,510,129
Britvic PLC	248,292	2,618,328
C&C Group PLC	735,534	1,247,739
Capita PLC *	3,221,274	778,892
Card Factory PLC *	1,029,673	1,294,389
Carnival PLC *	198,694	2,618,495
Centamin PLC	2,687,475	3,289,934
Chemring Group PLC	267,110	1,066,856
Clarkson PLC	19,497	720,721
Close Brothers Group PLC	222,550	2,160,923
Coats Group PLC	1,792,576	1,497,745
Computacenter PLC	101,462	3,468,035
ConvaTec Group PLC	1,090,387	3,103,082
Cranswick PLC	90,365	4,392,865
Crest Nicholson Holdings PLC	823,304	1,933,395
Dechra Pharmaceuticals PLC	27,071	1,310,505
Deliveroo PLC *	481,873	868,678
Derwent London PLC	59,070	1,574,859
DFS Furniture PLC	464,233	622,957
Diploma PLC	41,783	1,771,988
DiscoverIE Group PLC	68,535	535,321
Diversified Energy Co. PLC	574,684	476,526
Domino's Pizza Group PLC	220,274	1,031,209
Dr Martens PLC	523,857	598,185
Drax Group PLC	564,375	3,120,806
Dunelm Group PLC	95,599	1,261,065
easyJet PLC *	515,516	2,958,314
Elementis PLC *	928,194	1,391,255
Endeavour Mining PLC	91,691	2,134,641
EnQuest PLC *	6,501,617	1,122,670
Essentra PLC	788,575	1,515,413
FDM Group Holdings PLC	84,891	420,199
Ferrexpo PLC *	2,411,713	2,224,188
Forterra PLC	408,536	792,329
Frasers Group PLC *	150,408	1,683,215
Fresnillo PLC	231,957	1,711,368
Future PLC	41,456	446,615
Games Workshop Group PLC	14,406	1,953,211
Genuit Group PLC	303,549	1,243,138
Genus PLC	33,835	846,388
Grafton Group PLC	395,254	4,049,007
Grainger PLC	396,485	1,274,902
Great Portland Estates PLC	146,498	709,195

Schwab Fundamental International Small Company Index ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Greencore Group PLC *	1,674,364	2,097,404
Greggs PLC	73,291	2,278,743
Gulf Keystone Petroleum Ltd.	293,257	477,054
Halfords Group PLC	811,907	1,933,354
Halma PLC	145,232	3,917,979
Hammerson PLC (a)	3,324,702	1,140,613
Harbour Energy PLC	847,656	2,462,741
Hargreaves Lansdown PLC	247,419	2,250,172
Hikma Pharmaceuticals PLC	191,474	4,177,702
Hill & Smith PLC	80,230	1,828,208
Hilton Food Group PLC	155,943	1,454,956
Hiscox Ltd.	154,126	1,982,376
Hochschild Mining PLC *	1,367,276	1,819,178
Howden Joinery Group PLC	479,835	4,447,726
Hunting PLC	288,180	948,535
Ibstock PLC	606,718	1,004,641
IG Group Holdings PLC	440,087	3,810,755
Indivior PLC *	40,590	661,837
InterContinental Hotels Group PLC	65,080	5,038,849
Intermediate Capital Group PLC	191,378	3,789,179
International Consolidated Airlines Group SA *	1,763,097	3,417,179
Investec PLC	503,075	3,265,856
IWG PLC *	1,687,647	3,050,887
J D Wetherspoon PLC *	142,406	1,236,712
JD Sports Fashion PLC	1,805,099	3,588,850
Jupiter Fund Management PLC	1,490,766	1,553,194
Just Group PLC	2,596,376	2,645,939
Keller Group PLC	202,779	2,092,170
Kier Group PLC *	1,785,739	2,459,593
Lancashire Holdings Ltd.	121,609	961,423
LondonMetric Property PLC	307,822	701,437
Marshalls PLC	297,541	940,926
Marston's PLC *	2,086,529	788,470
Mitchells & Butlers PLC *	644,268	1,807,393
Mitie Group PLC	1,527,106	1,894,574
Mobico Group PLC	2,214,024	1,873,700
Molten Ventures PLC *	175,021	576,519
Moneysupermarket.com Group PLC	562,490	1,939,716
Morgan Advanced Materials PLC	454,778	1,470,980
Morgan Sindall Group PLC	106,934	2,754,841
NCC Group PLC	324,502	498,715
Ninety One PLC	213,582	464,790
Ocado Group PLC *	212,119	1,611,192
OSB Group PLC	348,587	1,654,851
Oxford Instruments PLC	27,029	723,697
Pagegroup PLC	511,605	2,893,772
Paragon Banking Group PLC	234,355	1,431,785
Pennon Group PLC	432,210	3,868,393
Petrofac Ltd. *(a)	1,692,598	452,119
Pets at Home Group PLC	584,608	2,369,749
Playtech PLC *	373,716	1,943,518
Plus500 Ltd.	162,659	2,967,279
Premier Foods PLC	966,684	1,571,325
Primary Health Properties PLC	566,159	699,169
QinetiQ Group PLC	574,810	2,153,934
Quilter PLC	1,802,315	2,117,362
Rathbones Group PLC	38,569	776,340
Reach PLC	969,000	875,867
Redde Northgate PLC	611,078	2,777,202
Redrow PLC	617,108	4,214,722
Renewi PLC *	121,682	902,693
Renishaw PLC	19,270	765,022
Restaurant Group PLC *	1,688,510	1,383,007
RHI Magnesita NV	59,891	2,118,382
Rightmove PLC	229,684	1,583,524
Rolls-Royce Holdings PLC *	2,358,873	8,026,943
Rotork PLC	666,798	2,601,616
RS Group PLC	376,161	3,559,125
SECURITY	NUMBER OF SHARES	VALUE ($)
Sabre Insurance Group PLC	566,092	999,001
Safestore Holdings PLC	82,536	799,843
Saga PLC *	816,131	1,138,565
Savills PLC	204,661	2,055,883
Schroders PLC	676,047	3,437,059
Segro PLC	298,951	3,073,826
Serco Group PLC	1,789,330	3,542,775
Sirius Real Estate Ltd.	737,508	820,210
Softcat PLC	60,521	970,731
Speedy Hire PLC	2,022,448	807,780
Spirax-Sarco Engineering PLC	27,642	3,236,187
Spire Healthcare Group PLC	354,414	998,291
Spirent Communications PLC	486,481	703,312
SSP Group PLC *	765,506	2,015,711
SThree PLC	298,446	1,526,383
Synthomer PLC *	226,366	494,043
TBC Bank Group PLC	34,841	1,226,173
Telecom Plus PLC	57,678	1,118,627
THG PLC *	1,217,342	1,174,005
TI Fluid Systems PLC	1,467,224	2,533,536
TP ICAP Group PLC	1,474,982	3,458,152
Tritax Big Box REIT PLC	588,326	1,140,275
TT Electronics PLC	328,517	615,511
TUI AG *	478,142	2,912,721
Tullow Oil PLC *	1,898,235	868,469
Tyman PLC	439,387	1,462,916
UNITE Group PLC	79,974	983,070
Vanquis Banking Group PLC	715,970	1,007,897
Vesuvius PLC	505,270	2,749,200
Victrex PLC	94,625	1,752,534
Videndum PLC	60,417	244,752
Virgin Money U.K. PLC	753,445	1,381,613
Vistry Group PLC	456,478	4,299,413
Watches of Switzerland Group PLC *	113,066	936,108
Weir Group PLC	189,719	4,498,471
WH Smith PLC	70,127	1,124,808
Wickes Group PLC	781,397	1,274,101
Workspace Group PLC	129,976	868,787
XP Power Ltd.	15,554	236,287
		298,511,408
Total Common Stocks (Cost $2,902,544,498)		3,017,111,276

PREFERRED STOCKS 0.2% OF NET ASSETS

Germany 0.2%
Draegerwerk AG & Co. KGaA	43,536	2,455,861
Sartorius AG	3,244	1,045,931
Sixt SE	19,191	1,319,176
		4,820,968

Italy 0.0%
Danieli & C Officine Meccaniche SpA - RSP	49,557	1,094,951
Total Preferred Stocks (Cost $5,167,408)		5,915,919

RIGHTS 0.0% OF NET ASSETS

Australia 0.0%
Appen Ltd.
expires 12/08/23, strike AUD 0.55 *(a)(b)	84,734	4,214

Schwab Fundamental International Small Company Index ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
United Kingdom 0.0%
Videndum PLC
expires 12/06/23, strike GBP 2.67 *(b)	24,087	16,161
Total Rights (Cost $0)		20,375

WARRANTS 0.0% OF NET ASSETS

Italy 0.0%
Webuild SpA
expires 08/02/30 *(a)(b)	9,734	19,616
Total Warrants (Cost $0)		19,616

SHORT-TERM INVESTMENTS 1.4% OF NET ASSETS

Money Market Funds 1.4%
State Street Institutional U.S. Government Money Market Fund, Premier Class 5.31% (c)	5,956,117	5,956,117
State Street Institutional U.S. Government Money Market Fund, Premier Class 5.31% (c)(d)	36,296,281	36,296,281
		42,252,398
Total Short-Term Investments (Cost $42,252,398)		42,252,398
Total Investments in Securities (Cost $2,949,964,304)		3,065,319,584

	NUMBER OF CONTRACTS	NOTIONAL AMOUNT ($)	CURRENT VALUE/ UNREALIZED APPRECIATION ($)
FUTURES CONTRACTS
Long
MSCI EAFE Index, expires 12/15/23	223	23,711,590	828,235

*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $33,930,073.
(b)	Fair valued using significant unobservable inputs (see notes to portfolio holdings for additional information).
(c)	The rate shown is the annualized 7-day yield.
(d)	Security purchased with cash collateral received for securities on loan.

CVA —	Dutch Certificate
REIT —	Real Estate Investment Trust
RSP —	Risparmio (Savings Shares)

AUD —	Australian Dollar
GBP —	British Pound

Schwab Fundamental International Small Company Index ETF
Portfolio Holdings (Unaudited) continued

The following is a summary of the inputs used to value the fund’s investments as of November 30, 2023 (see notes to portfolio holdings for additional information):
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Common Stocks[1]	$2,738,254,651	$—	$—	$2,738,254,651
Australia	158,416,933	—	210,070	158,627,003
Hong Kong	79,575,232	—	0 *	79,575,232
Luxembourg	—	—	0 *	0
Spain	40,654,390	—	0 *	40,654,390
Preferred Stocks[1]	5,915,919	—	—	5,915,919
Rights
Australia	—	—	4,214	4,214
United Kingdom	—	—	16,161	16,161
Warrants
Italy	—	—	19,616	19,616
Short-Term Investments[1]	42,252,398	—	—	42,252,398
Futures Contracts[2]	828,235	—	—	828,235
Total	$3,065,897,758	$—	$250,061	$3,066,147,819

*	Level 3 amount shown includes securities determined to have no value at November 30, 2023.
[1]	As categorized in the Portfolio Holdings.
[2]	Futures contracts are reported at cumulative unrealized appreciation or depreciation.

Schwab Strategic Trust
Schwab Fundamental Emerging Markets Large Company Index ETF

Portfolio Holdings as of November 30, 2023 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports. You can also obtain this information at no cost by calling 1-866-414-6349 or by sending an email request to orders@mysummaryprospectus.com.

SECURITY	NUMBER OF SHARES	VALUE ($)
COMMON STOCKS 94.3% OF NET ASSETS

Brazil 8.6%
Ambev SA	5,435,268	15,086,182
B3 SA - Brasil Bolsa Balcao	3,480,010	9,383,979
Banco Bradesco SA	3,259,480	9,436,945
Banco do Brasil SA	2,352,662	25,886,556
Banco Santander Brasil SA	948,826	5,963,527
BRF SA *	3,444,912	10,239,223
Centrais Eletricas Brasileiras SA	1,575,621	13,052,841
Cia de Saneamento Basico do Estado de Sao Paulo SABESP	581,674	7,967,539
Cia Energetica de Minas Gerais	397,252	1,251,619
Cia Siderurgica Nacional SA	2,160,682	7,193,147
Equatorial Energia SA	972,366	6,714,742
Itau Unibanco Holding SA	778,206	4,222,169
JBS SA	7,485,733	35,226,086
Natura & Co. Holding SA *	1,827,135	6,108,664
Petroleo Brasileiro SA	11,699,806	89,428,291
Suzano SA	764,777	8,338,934
Telefonica Brasil SA	1,311,371	14,027,662
Ultrapar Participacoes SA	4,142,479	21,206,872
Vale SA	8,015,046	120,008,342
Vibra Energia SA	7,057,905	33,413,165
		444,156,485

Chile 0.6%
Banco de Chile	52,029,177	5,872,048
Cencosud SA	5,090,439	9,498,947
Empresas CMPC SA	3,352,969	6,515,532
Empresas Copec SA	1,516,830	11,277,814
		33,164,341

China 32.0%
Agile Group Holdings Ltd. *	33,380,298	3,889,232
Agricultural Bank of China Ltd., A Shares	19,013,700	9,745,154
Agricultural Bank of China Ltd., H Shares	84,801,876	31,378,746
Alibaba Group Holding Ltd. *	10,174,388	94,770,588
Aluminum Corp. of China Ltd., A Shares	2,298,200	1,782,948
Aluminum Corp. of China Ltd., H Shares	10,635,040	5,256,041
Anhui Conch Cement Co. Ltd., A Shares	1,069,800	3,445,652
Anhui Conch Cement Co. Ltd., H Shares	4,598,224	10,762,139
ANTA Sports Products Ltd.	476,404	4,968,197
BAIC Motor Corp. Ltd., H Shares	36,013,683	10,928,188
Baidu, Inc., A Shares *	1,794,812	26,679,855
Bank of China Ltd., A Shares	9,682,300	5,409,939
Bank of China Ltd., H Shares	213,861,512	78,586,295
Bank of Communications Co. Ltd., A Shares	7,843,500	6,414,513
Bank of Communications Co. Ltd., H Shares	22,420,994	13,233,907
SECURITY	NUMBER OF SHARES	VALUE ($)
Baoshan Iron & Steel Co. Ltd., A Shares	6,039,300	5,260,390
Beijing Enterprises Holdings Ltd.	1,621,905	5,378,454
BYD Co. Ltd., A Shares	32,400	903,579
BYD Co. Ltd., H Shares	215,309	5,789,136
China Cinda Asset Management Co. Ltd., H Shares	48,903,734	4,758,695
China CITIC Bank Corp. Ltd., A Shares	2,109,600	1,592,318
China CITIC Bank Corp. Ltd., H Shares	32,297,099	14,597,232
China Communications Services Corp. Ltd., H Shares	15,006,616	6,398,222
China Construction Bank Corp., A Shares	2,019,700	1,810,122
China Construction Bank Corp., H Shares	303,592,201	175,695,780
China Everbright Bank Co. Ltd., A Shares	11,423,400	4,623,110
China Everbright Bank Co. Ltd., H Shares	11,394,605	3,253,392
China Everbright Environment Group Ltd.	15,018,078	4,941,739
China Gas Holdings Ltd.	7,431,996	6,813,194
China Hongqiao Group Ltd.	7,968,586	6,499,096
China Jinmao Holdings Group Ltd. (a)	34,819,228	3,967,724
China Life Insurance Co. Ltd., H Shares	5,278,807	7,150,785
China Mengniu Dairy Co. Ltd.	2,700,334	8,470,633
China Merchants Bank Co. Ltd., A Shares	2,028,500	8,178,198
China Merchants Bank Co. Ltd., H Shares	5,768,482	20,163,061
China Minsheng Banking Corp. Ltd., A Shares	11,645,500	6,278,557
China Minsheng Banking Corp. Ltd., H Shares	31,603,850	10,561,188
China National Building Material Co. Ltd., H Shares	37,798,731	16,841,809
China Overseas Land & Investment Ltd.	11,024,604	20,382,736
China Pacific Insurance Group Co. Ltd., A Shares	676,600	2,282,495
China Pacific Insurance Group Co. Ltd., H Shares	4,247,224	8,972,664
China Petroleum & Chemical Corp., A Shares	13,971,600	10,702,234
China Petroleum & Chemical Corp., H Shares	164,540,454	84,689,785
China Railway Group Ltd., A Shares	5,205,400	4,111,253
China Railway Group Ltd., H Shares	15,079,838	6,622,517
China Resources Cement Holdings Ltd. (a)	12,509,399	2,882,977
China Resources Gas Group Ltd.	1,447,100	4,539,384
China Resources Land Ltd.	5,137,741	18,813,540
China Resources Power Holdings Co. Ltd.	4,595,134	8,860,443
China Shenhua Energy Co. Ltd., A Shares	1,001,900	4,418,125

Schwab Fundamental Emerging Markets Large Company Index ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
China Shenhua Energy Co. Ltd., H Shares	6,572,414	21,500,477
China State Construction Engineering Corp. Ltd., A Shares	11,548,200	8,037,327
China Taiping Insurance Holdings Co. Ltd.	6,104,462	5,533,666
China Tower Corp. Ltd., H Shares	103,362,937	10,719,688
China United Network Communications Ltd., A Shares	7,975,000	4,902,710
China Vanke Co. Ltd., A Shares	2,573,900	4,123,430
China Vanke Co. Ltd., H Shares	7,878,790	7,959,189
CITIC Ltd.	18,638,917	17,564,297
COSCO SHIPPING Holdings Co. Ltd., A Shares	1,675,600	2,348,797
COSCO SHIPPING Holdings Co. Ltd., H Shares	5,066,734	4,670,817
Country Garden Holdings Co. Ltd. *(a)	136,341,613	15,361,845
CRRC Corp. Ltd., A Shares	3,428,600	2,496,670
CRRC Corp. Ltd., H Shares	8,299,467	3,347,288
CSPC Pharmaceutical Group Ltd.	7,149,501	6,453,527
Dongfeng Motor Group Co. Ltd., H Shares	14,032,511	7,042,936
ENN Energy Holdings Ltd.	796,142	5,524,871
Fosun International Ltd.	10,920,426	6,222,027
GCL Technology Holdings Ltd.	18,456,579	2,457,632
Geely Automobile Holdings Ltd.	10,791,011	11,757,743
Guangdong Investment Ltd.	5,510,408	3,823,978
Guangzhou R&F Properties Co. Ltd., H Shares *(a)	48,706,141	7,421,009
Haier Smart Home Co. Ltd., A Shares	475,600	1,473,221
Haier Smart Home Co. Ltd., H Shares	2,526,240	7,326,138
Hengan International Group Co. Ltd.	1,463,000	5,338,527
Huaneng Power International, Inc., A Shares *	1,148,000	1,239,473
Huaneng Power International, Inc., H Shares *	10,316,018	5,362,538
Industrial & Commercial Bank of China Ltd., A Shares	13,974,600	9,412,943
Industrial & Commercial Bank of China Ltd., H Shares	219,713,078	105,210,672
Industrial Bank Co. Ltd., A Shares	3,363,500	6,876,782
JD.com, Inc., A Shares	2,658,761	36,322,523
Jiangxi Copper Co. Ltd., A Shares	751,600	1,864,002
Jiangxi Copper Co. Ltd., H Shares	5,982,086	8,486,423
Kingboard Holdings Ltd.	3,566,416	8,584,641
Kunlun Energy Co. Ltd.	15,945,361	14,740,216
Kweichow Moutai Co. Ltd., A Shares	20,800	5,218,205
Legend Holdings Corp., H Shares	5,898,012	5,082,215
Longfor Group Holdings Ltd.	5,236,331	9,278,878
Lufax Holding Ltd., ADR	2,972,530	2,523,381
Meituan, B Shares *	664,686	7,710,402
NetEase, Inc.	987,380	22,287,888
New China Life Insurance Co. Ltd., A Shares	221,500	969,315
New China Life Insurance Co. Ltd., H Shares	1,513,353	3,003,338
Nine Dragons Paper Holdings Ltd. *	7,807,187	3,908,442
People's Insurance Co. Group of China Ltd., A Shares	658,900	465,963
People's Insurance Co. Group of China Ltd., H Shares	13,759,501	4,457,132
PetroChina Co. Ltd., A Shares	4,740,900	4,766,792
PetroChina Co. Ltd., H Shares	83,253,168	54,682,759
PICC Property & Casualty Co. Ltd., H Shares	17,471,332	20,289,231
Ping An Bank Co. Ltd., A Shares	2,898,300	3,928,798
Ping An Insurance Group Co. of China Ltd., A Shares	1,503,000	8,587,369
SECURITY	NUMBER OF SHARES	VALUE ($)
Ping An Insurance Group Co. of China Ltd., H Shares	12,861,238	59,281,278
Postal Savings Bank of China Co. Ltd., A Shares	2,484,700	1,527,494
Postal Savings Bank of China Co. Ltd., H Shares	17,378,602	7,721,054
SAIC Motor Corp. Ltd., A Shares	3,095,800	6,450,848
Seazen Group Ltd. *	27,763,685	5,118,844
Shanghai Pudong Development Bank Co. Ltd., A Shares	8,070,500	7,741,622
Shenzhou International Group Holdings Ltd.	609,456	6,117,736
Sinopharm Group Co. Ltd., H Shares	5,379,954	13,349,488
Sunny Optical Technology Group Co. Ltd.	557,248	5,290,442
Tencent Holdings Ltd.	2,725,675	114,117,988
Tingyi Cayman Islands Holding Corp.	3,332,060	4,193,712
Trip.com Group Ltd. *	103,039	3,622,717
Vipshop Holdings Ltd., ADR *	823,814	13,205,738
Weichai Power Co. Ltd., A Shares	983,000	2,051,071
Weichai Power Co. Ltd., H Shares	4,160,395	7,649,293
Xiaomi Corp., B Shares *	15,366,745	30,732,310
Yankuang Energy Group Co. Ltd., A Shares	241,650	695,408
Yankuang Energy Group Co. Ltd., H Shares	4,198,280	7,804,953
Yum China Holdings, Inc.	295,136	12,477,614
Zhongsheng Group Holdings Ltd.	1,576,911	3,775,557
Zijin Mining Group Co. Ltd., A Shares	1,064,000	1,814,805
Zijin Mining Group Co. Ltd., H Shares	4,003,273	6,345,533
		1,664,209,597

Colombia 0.3%
Bancolombia SA	631,346	4,938,728
Ecopetrol SA	15,951,809	9,913,454
		14,852,182

Czech Republic 0.1%
CEZ AS	164,055	7,270,402

Greece 0.3%
Alpha Services & Holdings SA *	5,159,211	8,781,578
Hellenic Telecommunications Organization SA	398,172	5,851,982
		14,633,560

Hungary 0.5%
MOL Hungarian Oil & Gas PLC	1,575,265	12,538,699
OTP Bank Nyrt	314,686	13,078,217
		25,616,916

India 12.1%
Axis Bank Ltd.	1,058,490	13,635,109
Bharat Petroleum Corp. Ltd.	4,556,176	23,804,252
Bharti Airtel Ltd.	1,276,942	15,537,292
Bharti Airtel Ltd. - Partly Paid Shares	35,015	258,328
Coal India Ltd.	3,449,127	14,151,166
GAIL India Ltd.	7,364,342	11,647,836
Grasim Industries Ltd.	472,245	11,356,531
HCL Technologies Ltd.	731,753	11,765,961
Hero MotoCorp Ltd.	229,250	10,498,595
Hindalco Industries Ltd.	3,016,241	18,650,374
Hindustan Petroleum Corp. Ltd. *	5,241,658	21,835,593
Hindustan Unilever Ltd.	269,834	8,236,540

Schwab Fundamental Emerging Markets Large Company Index ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
ICICI Bank Ltd.	562,828	6,310,018
Indian Oil Corp. Ltd.	22,919,689	30,713,036
Infosys Ltd.	2,519,466	43,962,539
ITC Ltd.	1,777,896	9,290,949
Jio Financial Services Ltd. *	2,297,441	6,319,814
JSW Steel Ltd.	1,062,988	10,211,313
Larsen & Toubro Ltd.	441,657	16,466,461
Mahindra & Mahindra Ltd.	753,145	14,881,147
Maruti Suzuki India Ltd.	96,326	12,253,840
NTPC Ltd.	7,465,333	23,391,339
Oil & Natural Gas Corp. Ltd.	14,544,914	34,001,721
Petronet LNG Ltd.	1,895,893	4,610,503
Power Finance Corp. Ltd.	4,737,622	19,025,762
Power Grid Corp. of India Ltd.	4,476,905	11,217,259
Rajesh Exports Ltd. *	1,728,572	7,318,999
REC Ltd.	3,216,167	13,447,979
Reliance Industries Ltd.	2,273,348	64,810,267
State Bank of India	1,462,107	9,901,521
Steel Authority of India Ltd.	4,902,057	5,425,585
Sun Pharmaceutical Industries Ltd.	481,336	7,075,419
Tata Consultancy Services Ltd.	644,108	26,937,163
Tata Motors Ltd.	2,673,013	22,642,181
Tata Motors Ltd., A Shares, DVR	516,212	2,957,609
Tata Steel Ltd.	19,294,309	29,591,452
Tech Mahindra Ltd.	605,014	8,857,880
UltraTech Cement Ltd.	56,018	6,048,013
UPL Ltd.	630,857	4,316,853
Vedanta Ltd.	3,464,342	9,693,822
Wipro Ltd.	1,375,565	6,813,186
		629,871,207

Indonesia 1.4%
Astra International Tbk. PT	36,559,229	12,728,552
Bank Central Asia Tbk. PT	16,442,121	9,514,380
Bank Mandiri Persero Tbk. PT	33,024,716	12,456,131
Bank Rakyat Indonesia Persero Tbk. PT	44,236,782	15,045,069
Telkom Indonesia Persero Tbk. PT	74,833,360	18,141,421
United Tractors Tbk. PT	3,615,719	5,105,367
		72,990,920

Kuwait 0.5%
Kuwait Finance House KSCP	3,256,940	7,373,606
Mobile Telecommunications Co. KSCP	4,416,973	6,995,627
National Bank of Kuwait SAKP	4,570,834	13,101,824
		27,471,057

Malaysia 1.6%
Axiata Group Bhd.	11,713,672	5,681,489
CIMB Group Holdings Bhd.	8,887,424	10,776,681
Genting Bhd.	6,483,800	6,512,326
Malayan Banking Bhd.	9,179,958	17,692,032
Petronas Chemicals Group Bhd.	3,579,200	5,546,051
Public Bank Bhd.	11,854,700	10,863,734
Sime Darby Bhd.	11,649,100	6,175,186
Tenaga Nasional Bhd.	10,254,800	21,986,362
		85,233,861

Mexico 3.6%
Alfa SAB de CV, A Shares	14,947,140	10,901,780
America Movil SAB de CV	43,830,604	39,638,419
Cemex SAB de CV, ADR *	3,288,466	22,723,300
Controladora AXTEL SAB de CV *	14,101,080	155,853
Fomento Economico Mexicano SAB de CV	2,283,074	29,029,467
Grupo Bimbo SAB de CV, Series A	1,809,365	9,128,328
SECURITY	NUMBER OF SHARES	VALUE ($)
Grupo Financiero Banorte SAB de CV, O Shares	2,639,873	24,543,988
Grupo Mexico SAB de CV, Series B	4,248,042	19,467,900
Grupo Televisa SAB, Series CPO	9,696,791	6,173,704
Orbia Advance Corp. SAB de CV	2,714,686	5,796,143
Wal-Mart de Mexico SAB de CV	4,691,765	18,390,023
		185,948,905

Qatar 0.7%
Ooredoo QPSC	2,120,219	5,992,050
Qatar Fuel QSC	1,227,592	5,367,554
Qatar Islamic Bank SAQ	957,587	4,997,021
Qatar National Bank QPSC	3,965,402	17,098,822
		33,455,447

Russia 0.0%
Alrosa PJSC *(b)(c)	49,456	0
Federal Grid Co. - Rosseti PJSC *(b)(c)	19,817,058	0
Gazprom PJSC *(b)(c)	197,560	0
Inter RAO UES PJSC *(b)(c)	1,590,272	0
LUKOIL PJSC *(b)(c)	15,008	0
Magnit PJSC *(b)(c)	2,064	0
MMC Norilsk Nickel PJSC *(b)(c)	544	0
Mobile TeleSystems PJSC *(b)(c)	26,384	0
Novatek PJSC *(b)(c)	5,557	0
Novolipetsk Steel PJSC *(b)(c)	21,760	0
Rosneft Oil Co. PJSC *(b)(c)	28,418	0
Sberbank of Russia PJSC *(b)(c)	90,000	0
Severstal PAO *(b)(c)	3,392	0
Sistema AFK PAO *(b)(c)	127,904	0
Tatneft PJSC *(b)(c)	45,568	0
		0

Saudi Arabia 2.2%
Al Rajhi Bank	657,283	13,385,691
Riyad Bank	789,719	5,620,551
Saudi Arabian Oil Co.	2,023,586	17,908,318
Saudi Basic Industries Corp.	1,393,365	29,416,102
Saudi Electricity Co.	1,768,949	8,515,852
Saudi National Bank	1,419,299	13,222,578
Saudi Telecom Co.	2,036,680	20,874,409
Yanbu National Petrochemical Co.	434,824	4,363,888
		113,307,389

South Africa 4.3%
Absa Group Ltd.	1,637,708	15,016,789
Anglo American Platinum Ltd.	105,728	4,450,228
Anglogold Ashanti PLC	558,671	10,739,750
Bid Corp. Ltd.	486,127	10,601,673
Bidvest Group Ltd.	521,866	6,492,894
Exxaro Resources Ltd.	582,140	5,767,640
FirstRand Ltd.	6,356,093	22,616,958
Gold Fields Ltd.	957,676	14,393,441
Impala Platinum Holdings Ltd.	1,300,224	5,257,845
MTN Group Ltd.	4,221,285	22,930,822
MultiChoice Group *	915,088	3,267,275
Naspers Ltd., N Shares	59,197	10,850,857
Nedbank Group Ltd.	866,521	9,776,369
Old Mutual Ltd.	10,596,491	6,430,588
Sanlam Ltd.	2,606,162	9,339,549
Sappi Ltd.	2,660,181	5,546,372
Sasol Ltd.	1,023,914	11,319,788
Shoprite Holdings Ltd.	725,923	9,850,718
Sibanye Stillwater Ltd. (a)	7,553,277	8,290,668

Schwab Fundamental Emerging Markets Large Company Index ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Standard Bank Group Ltd.	2,298,085	24,280,875
Vodacom Group Ltd. (a)	1,209,652	6,191,886
		223,412,985

Taiwan 20.2%
Acer, Inc.	7,565,470	8,524,473
ASE Technology Holding Co. Ltd.	6,437,000	26,374,392
Asia Cement Corp.	4,388,000	5,857,221
Asustek Computer, Inc.	2,114,100	26,629,269
AUO Corp.	32,122,496	16,811,870
Catcher Technology Co. Ltd.	1,776,000	11,057,362
Cathay Financial Holding Co. Ltd.	11,700,994	17,416,652
Chailease Holding Co. Ltd.	861,534	5,129,492
China Development Financial Holding Corp. *	16,945,000	6,888,652
China Steel Corp.	21,970,088	18,425,618
Chunghwa Telecom Co. Ltd.	4,376,764	16,742,103
Compal Electronics, Inc.	21,684,000	21,448,003
CTBC Financial Holding Co. Ltd.	20,207,809	17,691,536
Delta Electronics, Inc.	1,451,696	14,707,483
E.Sun Financial Holding Co. Ltd.	8,044,724	6,592,347
Evergreen Marine Corp. Taiwan Ltd.	2,483,000	8,901,921
Far Eastern New Century Corp.	9,771,061	9,570,886
First Financial Holding Co. Ltd.	7,762,776	6,883,127
Formosa Chemicals & Fibre Corp.	7,979,882	16,399,117
Formosa Petrochemical Corp.	2,825,704	7,688,375
Formosa Plastics Corp.	5,757,476	14,891,295
Foxconn Technology Co. Ltd.	3,412,858	5,822,834
Fubon Financial Holding Co. Ltd.	10,350,406	21,336,944
Hon Hai Precision Industry Co. Ltd.	43,814,928	142,356,440
Hotai Motor Co. Ltd.	249,800	5,677,273
Innolux Corp. *	40,198,732	16,213,317
Inventec Corp.	9,820,646	13,328,918
Largan Precision Co. Ltd.	111,200	8,507,298
Lite-On Technology Corp., ADR	3,215,229	11,321,229
MediaTek, Inc.	1,093,046	33,064,292
Mega Financial Holding Co. Ltd.	8,788,312	11,111,982
Micro-Star International Co. Ltd.	1,191,000	6,995,791
Nan Ya Plastics Corp.	9,035,588	19,696,656
Novatek Microelectronics Corp.	648,000	10,599,488
Pegatron Corp.	10,294,234	26,757,100
Pou Chen Corp.	10,107,000	9,997,001
Powertech Technology, Inc.	2,114,000	7,579,001
President Chain Store Corp.	630,000	5,434,859
Quanta Computer, Inc.	5,291,058	34,381,715
Shin Kong Financial Holding Co. Ltd. *	19,151,000	5,523,384
Synnex Technology International Corp.	4,244,178	9,360,559
Taiwan Cement Corp.	9,240,760	10,338,174
Taiwan Cooperative Financial Holding Co. Ltd.	6,459,357	5,572,333
Taiwan Mobile Co. Ltd.	1,865,530	5,876,061
Taiwan Semiconductor Manufacturing Co. Ltd.	11,685,352	215,827,404
Uni-President Enterprises Corp.	7,597,796	17,754,133
United Microelectronics Corp.	13,321,931	20,852,831
Walsin Lihwa Corp.	5,369,925	6,686,622
Wistron Corp.	10,215,934	29,921,830
WPG Holdings Ltd.	7,046,880	17,504,414
Yageo Corp.	446,635	8,592,434
Yang Ming Marine Transport Corp.	4,397,000	5,911,460
Yuanta Financial Holding Co. Ltd.	12,021,938	10,005,454
Zhen Ding Technology Holding Ltd.	1,501,000	4,972,903
		1,049,513,328

Thailand 2.8%
Advanced Info Service PCL NVDR	1,262,000	7,820,795
Bangkok Bank PCL NVDR	1,166,700	5,008,079
SECURITY	NUMBER OF SHARES	VALUE ($)
Charoen Pokphand Foods PCL NVDR	15,699,500	8,881,247
CP ALL PCL NVDR	4,994,300	7,382,662
Kasikornbank PCL NVDR	2,719,400	9,895,052
Krung Thai Bank PCL NVDR	11,476,900	5,937,874
PTT Exploration & Production PCL NVDR	1,790,100	7,709,478
PTT Global Chemical PCL NVDR	8,760,900	9,588,363
PTT PCL NVDR	53,436,200	52,786,808
SCB X PCL NVDR	3,605,200	10,171,732
Siam Cement PCL NVDR	1,838,100	14,996,367
Thai Oil PCL NVDR	4,140,887	6,062,275
		146,240,732

Turkey 1.4%
Akbank TAS	10,082,782	11,756,023
BIM Birlesik Magazalar AS	817,122	8,722,916
Eregli Demir ve Celik Fabrikalari TAS *	4,199,595	5,961,993
Haci Omer Sabanci Holding AS	2,693,527	5,690,090
KOC Holding AS	1,602,472	7,859,067
Turk Hava Yollari AO *	878,857	7,645,678
Turkcell Iletisim Hizmetleri AS *	4,252,659	8,526,838
Turkiye Is Bankasi AS, Class C	9,771,279	7,261,064
Turkiye Petrol Rafinerileri AS	1,632,814	8,653,031
		72,076,700

United Arab Emirates 1.1%
Abu Dhabi Commercial Bank PJSC	2,978,484	6,813,062
Dubai Islamic Bank PJSC	3,572,565	5,370,157
Emaar Properties PJSC	6,835,781	14,128,553
Emirates Telecommunications Group Co. PJSC	3,359,608	17,675,165
First Abu Dhabi Bank PJSC	3,773,762	14,099,262
		58,086,199
Total Common Stocks (Cost $4,532,263,277)		4,901,512,213

PREFERRED STOCKS 5.0% OF NET ASSETS

Brazil 4.9%
Banco Bradesco SA	11,014,712	36,334,201
Centrais Eletricas Brasileiras SA, B Shares	412,439	3,752,068
Cia Energetica de Minas Gerais	2,830,073	6,351,849
Cia Paranaense de Energia, B Shares	3,796,756	7,282,135
Gerdau SA	2,801,321	12,409,927
Itau Unibanco Holding SA	8,084,175	51,777,402
Metalurgica Gerdau SA	3,702,244	7,716,371
Petroleo Brasileiro SA	17,686,661	128,770,439
		254,394,392

Colombia 0.1%
Bancolombia SA	1,106,030	7,582,741

Russia 0.0%
Surgutneftegas PJSC *(b)(c)	265,800	0
Tatneft PJSC *(b)(c)	4,870	0
Transneft PJSC *(b)(c)	116	0
		0
Total Preferred Stocks (Cost $190,889,735)		261,977,133

Schwab Fundamental Emerging Markets Large Company Index ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
RIGHTS 0.0% OF NET ASSETS

Thailand 0.0%
The Siam Cement Public Company Ltd.
expires 12/04/23, strike THB 11.50 *(b)	233,331	0
Total Rights (Cost $0)		0

SHORT-TERM INVESTMENTS 0.7% OF NET ASSETS

Money Market Funds 0.7%
State Street Institutional U.S. Government Money Market Fund, Premier Class 5.31% (d)	12,677,208	12,677,208
State Street Institutional U.S. Government Money Market Fund, Premier Class 5.31% (d)(e)	21,066,250	21,066,250
		33,743,458
Total Short-Term Investments (Cost $33,743,458)		33,743,458
Total Investments in Securities (Cost $4,756,896,470)		5,197,232,804

	NUMBER OF CONTRACTS	NOTIONAL AMOUNT ($)	CURRENT VALUE/ UNREALIZED APPRECIATION ($)
FUTURES CONTRACTS
Long
MSCI Emerging Markets Index, expires 12/15/23	668	32,969,140	590,099

*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $18,752,254.
(b)	Fair valued using significant unobservable inputs (see notes to portfolio holdings for additional information).
(c)
Trading in Russian securities listed on the Moscow Exchange, Russian ADRs, and Russian GDRs are subject to trade restrictions; and therefore, the ability of the fund to buy these securities is currently not permitted, and the ability of the fund to sell these securities is uncertain.

(d)	The rate shown is the annualized 7-day yield.
(e)	Security purchased with cash collateral received for securities on loan.

ADR —	American Depositary Receipt
DVR —	Differential Voting Rights
GDR —	Global Depositary Receipt
NVDR —	Non-Voting Depositary Receipt

THB —	Thailand Baht

The following is a summary of the inputs used to value the fund’s investments as of November 30, 2023 (see notes to portfolio holdings for additional information):
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Common Stocks[1]	$4,901,512,213	$—	$—	$4,901,512,213
Russia	—	—	0 *	0
Preferred Stocks[1]	261,977,133	—	—	261,977,133
Russia	—	—	0 *	0
Rights
Thailand	—	—	0 *	0
Short-Term Investments[1]	33,743,458	—	—	33,743,458
Futures Contracts[2]	590,099	—	—	590,099
Total	$5,197,822,903	$—	$0	$5,197,822,903

*	Level 3 amount shown includes securities determined to have no value at November 30, 2023.
[1]	As categorized in the Portfolio Holdings.
[2]	Futures contracts are reported at cumulative unrealized appreciation or depreciation.

Schwab Fundamental Index ETFs
Notes to Portfolio Holdings (Unaudited)

Pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended (the 1940 Act), the Board of Trustees (the Board) has designated authority to a Valuation Designee, the funds’ investment adviser, to make fair valuation determinations under adopted procedures, subject to Board oversight. The investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and liabilities as well as to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair value. The Valuation Designee may utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
Securities held in the funds’ portfolio are valued every business day. The following valuation policies and procedures are used by the Valuation Designee to value various types of securities:
• Securities traded on an exchange or over-the-counter: Traded securities are valued at the closing value for the day, or, on days when no closing value has been reported, at the mean of the most recent bid and ask quotes. Securities that are primarily traded on foreign exchanges are valued at the official closing price or the last sales price on the exchange where the securities are principally traded with these values then translated into U.S. dollars at the current exchange rate, unless these securities are fair valued as discussed below.
• Futures contracts: Futures contracts are valued at their settlement prices as of the close of their exchanges.
• Mutual funds: Mutual funds are valued at their respective net asset values (NAVs).
• Securities for which no quoted value is available: The Valuation Designee has adopted procedures to fair value a fund’s securities when market prices are not “readily available” or are unreliable. For example, a security may be fair valued when it’s de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. Fair value determinations are made in good faith in accordance with adopted valuation procedures. The Valuation Designee considers a number of factors, including unobservable market inputs, when arriving at fair value. The Valuation Designee may employ methods such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security.
In accordance with the authoritative guidance on fair value measurements and disclosures under generally accepted accounting principles in the United States of America (GAAP), the funds disclose the fair value of their investments in a hierarchy that prioritizes the significant inputs to valuation methods used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If it is determined that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and the Valuation Designee’s judgment will be required to estimate fair value.
The three levels of the fair value hierarchy are as follows:
• Level 1 — quoted prices in active markets for identical investments — Investments whose values are based on quoted market prices in active markets. These generally include active listed equities, mutual funds, exchange-traded funds (ETFs) and futures contracts. Mutual funds and ETFs are classified as Level 1 prices, without consideration to the classification level of the underlying securities held which could be Level 1, Level 2 or Level 3 in the fair value hierarchy.
• Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations.
• Level 3 — significant unobservable inputs (including the Valuation Designee’s assumptions in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not readily available for these securities, one or more valuation methods are used for which sufficient and reliable data is available. The inputs used in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated in the absence of market information. Assumptions used due to the lack of observable inputs may significantly impact the resulting fair value and therefore a fund’s results of operations.

Schwab Fundamental Index ETFs
Notes to Portfolio Holdings (Unaudited) (continued)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The levels associated with valuing the funds’ investments as of November 30, 2023, are disclosed in each fund’s Portfolio Holdings.
REG89447NOV23